VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 96.9%
Alabama : 4.2%
Alabama Special Care Facilities Financing Authority, Methodist Home (RB)
5.75%, 06/01/35 (c) $ 1,400 $ 1,400,377
5.75%, 06/01/45 (c) 2,000 1,946,580
6.00%, 06/01/50 (c) 3,900 3,779,055
Alabama State Port Authority Docks Facilities, Series A (RB) (AG)
5.00%, 10/01/29 (c) 1,675 1,702,598
5.00%, 10/01/34 (c) 1,000 1,011,712
Baldwin County Industrial Development Authority, Novels Corp. Project, Series A (RB)
4.30%, 03/01/56 (c) (p) 7,375 7,316,429
Baldwin County Industrial Development Authority, Solid Waste Disposal, Series A (RB)
5.00%, 06/01/55 (c) (p) 11,500 11,855,282
Baldwin County, Alabama Industrial Development Authority, Series B (RB)
4.62%, 06/01/55 (c) (p) 1,750 1,771,850
Black Belt Energy Gas District, Gas Project, Series A (RB)
4.00%, 12/01/52 (c) (p) 7,000 7,009,270
5.00%, 12/01/29 1,500 1,551,395
5.00%, 12/01/34 (c) 1,500 1,551,725
5.25%, 01/01/54 (c) (p) 5,000 5,234,684
5.25%, 05/01/56 (c) (p) 3,000 3,025,732
Black Belt Energy Gas District, Gas Project, Series B (RB)
5.00%, 10/01/35 (c) 2,000 2,009,482
Black Belt Energy Gas District, Gas Project, Series C (RB)
5.25%, 06/01/36 (c) 2,000 2,104,225
5.50%, 11/01/56 (c) (p) 3,000 3,161,643
Black Belt Energy Gas District, Gas Project, Series D (RB)
5.00%, 12/01/55 (c) (p) 2,000 2,080,567
Black Belt Energy Gas District, Gas Project, Series E (RB)
5.00%, 07/01/29 500 516,110
5.00%, 07/01/33 (c) 2,000 2,069,719
5.00%, 12/01/55 (c) (p) 8,500 8,796,674
Black Belt Energy Gas District, Gas Project, Series F (RB)
5.00%, 12/01/35 (c) 1,500 1,558,731
Black Belt Energy Gas District, Gas Project, Series G (RB)
5.00%, 06/01/31 (c) 4,500 4,698,673
5.00%, 10/01/35 (c) 2,500 2,578,800
Black Belt Energy Gas District, Gas Project, Series H (RB)
5.00%, 01/01/34 (c) 2,500 2,589,193
Black Belt Energy Gas District, Gas Project, Series I (RB)
5.00%, 10/01/33 (c) 1,500 1,570,791
Black Belt Energy Gas District, Gas Project, Series J (RB)
5.00%, 11/01/36 (c) 1,500 1,549,228
Black Belt Energy Gas District, Gas Supply, Series B (RB)
5.25%, 12/01/53 (c) (p) 5,000 5,318,605
County of Jefferson, Alabama Sewer (RB)
5.25%, 10/01/49 (c) 16,785 17,333,871
Energy Southeast A Cooperative District, Energy Supply, Series A (RB)
5.50%, 11/01/53 (c) (p) 5,800 6,128,168
Energy Southeast, A Cooperative District Energy Supply, Series A (RB)
5.00%, 11/01/35 (c) 750 772,186
Energy Southeast, A Cooperative District Energy Supply, Series B (RB)
5.00%, 09/01/33 (c) 1,500 1,514,061
5.00%, 11/01/33 (c) 2,500 2,618,027
Homewood Educational Building Authority, Recreation Center Project, Series A (RB)
5.50%, 10/01/54 (c) 1,000 1,009,871
Homewood Educational Building Authority, Student Housing and Parking Project, Series C (RB)
5.50%, 10/01/54 (c) 1,000 1,009,871

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Alabama (continued)
Hoover Industrial Development Board, United States Steel Corp. Project (RB)
6.38%, 11/01/50 (p) $ 1,180 $ 1,294,747
Hoover Industrial Development Board, United States Steel Corp. Project (RB) (SD CRED PROG)
5.75%, 10/01/49 (c) 8,540 8,743,104
Industrial Development Authority, Series A (RB)
5.00%, 06/01/54 (c) 3,490 3,368,715
Jefferson County, Alabama Sewer (RB)
5.25%, 10/01/45 (c) 2,175 2,293,746
Lower Alabama Gas District, Gas Project, Series A (RB)
5.00%, 12/01/33 (c) 2,000 2,060,155
Mobile County Industrial Development Authority, Series B (RB)
4.75%, 12/01/54 (c) 8,500 7,954,863
Mobile County, Alabama, Gomesa Projects (RB)
5.00%, 11/01/50 (c) 250 238,930
Selma Alabama Industrial Development Board, International Paper Co. Project, Series A (RB)
4.20%, 05/01/34 750 764,127
Southeast Energy Authority, A Commodity Supply, Series A-1 (RB)
5.50%, 01/01/53 (c) (p) 2,050 2,167,473
Southeast Energy Authority, A Cooperative District Commodity Supply, Series A (RB)
5.25%, 01/01/54 (c) (p) 4,545 4,729,241
Southeast Energy Authority, A Cooperative District Energy Supply, Series A (RB)
5.00%, 11/01/35 (c) 6,115 6,234,949
Southeast Energy Authority, A Cooperative District Energy Supply, Series B (RB)
5.00%, 09/01/35 (c) 3,000 3,180,496
5.25%, 03/01/55 (c) (p) 4,500 4,590,127
Southeast Energy Authority, A Cooperative District Energy Supply, Series E (RB)
5.00%, 10/01/30 (c) 6,785 7,195,213
Southeast Energy Authority, A Cooperative District Gas Supply, Series F (RB)
5.25%, 11/01/55 (c) (p) 3,500 3,690,646
Southeast Energy Authority, A Cooperative District, Project No. 4, Series B-1 (RB)
5.00%, 05/01/53 (c) (p) 2,570 2,641,085
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB)
5.25%, 05/01/44 (c) 3,677 3,726,343
185,019,145
Alaska : 0.1%
Alaska Railroad Corp. (RB) (AG)
6.00%, 10/01/50 (c) 1,905 2,061,339
Municipality of Anchorage, Alaska Port, Series A (RB)
4.50%, 02/01/60 (c) 750 662,715
Northern Tobacco Securitization Corp., Series B-2 (RB)
0.00%, 06/01/66 (c) ^ 13,000 1,418,662
4,142,716
American Samoa : 0.1%
American Samoa Economic Development Authority, Series A (RB)
5.00%, 09/01/28 750 765,048
5.00%, 09/01/30 1,200 1,236,491
5.00%, 09/01/38 (c) 3,250 3,260,263
American Samoa Economic Development Authority, Series B (RB)
5.25%, 09/01/45 (c) 1,125 1,114,502
6,376,304
Arizona : 2.7%
Arizona Industrial Development Authority Education, Basis Schools Projects, Series G (RB) (AG)
5.00%, 07/01/51 (c) 1,000 909,701
Arizona Industrial Development Authority Student Housing, University of Arizona Project, Series A
(RB) (BAM)
5.00%, 07/01/65 (c) 2,000 1,998,433
5.25%, 07/01/56 (c) 1,500 1,546,189
5.25%, 07/01/61 (c) 2,000 2,053,664

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Arizona (continued)
Arizona Industrial Development Authority, Academies of Math & Science Projects (RB)
5.00%, 07/01/39 (c) $ 1,000 $ 1,000,463
Arizona Industrial Development Authority, Academies of Math & Science Projects, Series A (RB)
5.25%, 07/01/46 (c) 250 246,618
5.50%, 07/01/56 (c) 500 476,519
5.75%, 07/01/61 (c) 500 486,455
Arizona Industrial Development Authority, Academiy of Math & Science, Series B (RB)
5.00%, 07/01/29 (c) 125 125,433
Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
6.00%, 07/01/37 (c) 1,075 1,089,551
6.00%, 07/01/47 (c) 2,940 2,960,774
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc. Project,
Series B (RB)
5.00%, 03/01/37 (c) 1,545 1,525,746
Arizona Industrial Development Authority, Basis School Project, Series A (RB)
5.12%, 07/01/37 (c) 250 250,003
5.25%, 07/01/47 (c) 500 483,816
Arizona Industrial Development Authority, Basis School Project, Series D (RB)
5.00%, 07/01/47 (c) 270 252,944
5.00%, 07/01/51 (c) 515 468,496
Arizona Industrial Development Authority, Basis School Project, Series G (RB) (AG)
5.00%, 07/01/47 (c) 500 468,414
Arizona Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB)
5.25%, 07/01/53 (c) 1,000 911,890
Arizona Industrial Development Authority, Copper World LLC Project, Series A (RB)
4.50%, 07/01/46 (c) (p) 3,250 3,241,927
Arizona Industrial Development Authority, Doral Academy Project, Series A (RB)
4.00%, 07/15/51 (c) 1,000 763,664
Arizona Industrial Development Authority, Education Facility, Leman Academy of Excellence, Series A
(RB)
4.00%, 07/01/29 (c) 300 297,919
4.50%, 07/01/54 (c) 500 400,121
5.00%, 07/01/54 (c) 1,000 882,575
Arizona Industrial Development Authority, Education Facility, Series A (RB)
5.25%, 07/01/37 (c) 2,650 2,559,971
Arizona Industrial Development Authority, Equitable School Revolving Fund, Series A (RB)
4.00%, 11/01/50 (c) 1,600 1,373,042
Arizona Industrial Development Authority, Heritage Academy - Gateway and Laveen Projects, Series A
(RB)
5.00%, 07/01/51 (c) 2,420 2,077,966
Arizona Industrial Development Authority, Kaizen Education Project (RB)
5.70%, 07/01/47 (c) 1,000 959,608
Arizona Industrial Development Authority, Macombs Facility Project, Series A (RB)
4.00%, 07/01/51 (c) 400 315,268
4.00%, 07/01/61 (c) 2,500 1,863,802
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB)
3.62%, 05/20/33 5,402 5,347,531
Arizona Industrial Development Authority, Series A (RB)
4.88%, 07/01/60 (c) (p) 1,150 1,183,512
5.00%, 07/01/51 (c) 1,000 860,945
6.75%, 03/01/65 (c) 2,000 2,064,909
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Series A (RB)
4.00%, 12/15/51 (c) 1,400 1,052,213
Chandler Industrial Development Authority, Intel Corporation Project (RB)
4.00%, 06/01/49 (c) (p) 5,470 5,513,806
4.10%, 12/01/37 (c) (p) 1,210 1,223,585
5.00%, 09/01/42 (c) (p) 365 368,446
5.00%, 09/01/52 (c) (p) 6,000 6,057,718

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Arizona (continued)
City of Phoenix Civic Improvement Corp., Series B (RB) (AG)
4.00%, 07/01/38 (c) $ 2,000 $ 1,924,666
City of Phoenix Civic Improvement Corp., Series B (RB) (BAM)
5.00%, 07/01/44 (c) 2,990 3,026,676
City of Phoenix Civic Improvement Corporation Junior Lien Airport, Series B (RB)
4.00%, 07/01/37 (c) 1,775 1,727,151
Glendale Industrial Development Authority, Beatitudes Campus Project (RB)
4.00%, 11/15/27 (c) 130 128,600
Glendale Industrial Development Authority, Royal Oaks Inspirata Pointe Project, Series A (RB)
5.00%, 05/15/56 (c) 1,340 1,178,145
Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB)
5.00%, 07/01/45 (c) 500 476,862
5.00%, 07/01/46 (c) 3,000 2,847,210
Industrial Development Authority of the City of Phoenix, Downtown Student Housing, Series A (RB)
5.00%, 07/01/42 (c) 1,250 1,238,032
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project (RB)
5.00%, 07/01/45 (c) 4,435 4,196,984
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project, Series A
(RB)
5.00%, 07/01/36 (c) 750 750,078
Industrial Development Authority of the City of Sierra Vista, American Leadership Academy Johnston,
Series A (RB)
5.00%, 06/15/36 (c) 750 722,611
6.50%, 06/15/65 (c) 1,000 969,086
Industrial Development Authority of the City of Sierra Vista, American Leadership Academy Johnston,
Series B (RB)
5.50%, 06/15/36 (c) 1,000 964,297
Industrial Development Authority of the City of Sierra Vista, American Leadership Academy Project
(RB)
5.00%, 06/15/44 (c) 1,000 910,066
Maricopa County Industrial Development Authority, Benjamin Franklin Charter School Projects, Series
A (RB)
6.00%, 07/01/52 (c) 1,000 1,000,784
Maricopa County Industrial Development Authority, Commercial Metals Co. Project (RB)
4.00%, 10/15/47 (c) 9,070 7,802,423
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series A (RB)
(SD CRED PROG)
5.00%, 07/01/49 (c) 1,300 1,268,892
5.00%, 07/01/54 (c) 1,400 1,335,164
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB)
5.00%, 07/01/39 (c) 500 500,355
5.00%, 07/01/49 (c) 1,990 1,834,613
5.00%, 07/01/54 (c) 500 451,360
Maricopa County Industrial Development Authority, Paradise School Project (RB)
5.00%, 07/01/47 (c) 1,750 1,619,004
Phoenix Arizona Industrial Development Authority, Falcon Properties LLC, Project, Series A (RB)
4.15%, 12/01/57 (c) 5,000 2,865,838
Phoenix Arizona Industrial Development Authority, Guam Facilities Foundation, Inc. Project (RB)
5.12%, 02/01/34 (c) 1,000 956,429
Phoenix Arizona Industrial Development Authority, Provident Group - Falcon Properties LLC, Project,
Series A (RB)
4.00%, 12/01/51 (c) 1,000 584,396
Pima County Industrial Development Authority, Edkey Charter Schools Project (RB)
5.00%, 07/01/30 (c) (d) * 1,000 800,000
5.25%, 07/01/36 (c) (d) * 250 200,000
5.38%, 07/01/46 (c) (d) * 250 200,000
5.50%, 07/01/51 (c) (d) * 250 200,000

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Arizona (continued)
Salt Verde Financial Corp. (RB)
5.00%, 12/01/32 $ 2,000 $ 2,084,647
5.00%, 12/01/37 6,105 6,246,333
5.25%, 12/01/27 215 220,089
5.25%, 12/01/28 245 253,912
Sierra Vista Industrial Development Authority, Champion Schools Project (RB)
6.38%, 06/15/64 (c) 1,000 987,325
Sierra Vista Industrial Development Authority, Wake Preparatory Academy (RB)
5.25%, 06/15/35 (c) 500 507,305
6.25%, 06/15/45 (c) 750 768,391
Tempe Industrial Development Authority, Friendship Village of Tempe Project (RB)
5.00%, 12/01/54 (c) 355 324,241
Tempe Industrial Development Authority, Friendship Village of Tempe Project, Series A (RB)
4.38%, 12/01/36 (c) 500 500,869
5.38%, 12/01/46 (c) 1,500 1,540,411
5.62%, 12/01/55 (c) 2,155 2,203,321
5.62%, 12/01/60 (c) 3,000 3,043,362
Tempe Industrial Development Authority, Friendship Village of Tempe Project, Series B-1 (RB)
3.75%, 12/01/31 (c) 1,000 990,674
118,014,239
Arkansas : 0.8%
Arkansas Development Finance Authority, United States Steel Corp. Project (RB)
5.45%, 09/01/52 (c) 19,750 20,039,320
5.70%, 05/01/53 (c) 3,205 3,290,921
Arkansas Development Finance Authority, United States Steel Corp. Project, Series A (RB)
4.00%, 09/01/46 (p) 1,500 1,496,005
Arkansas Development Finance Authority, United States Steel Corp. Project, Series B (RB)
4.25%, 09/01/46 (p) 5,050 5,027,803
Arkansas Development Finance Authority, Weyerhaeuser Company Project (RB)
3.88%, 10/15/65 (c) (p) 500 499,177
City of Osceola, Arkansas,Plum Point Energy Associates, LLC Project (RB)
4.88%, 04/01/40 (c) 3,000 2,954,175
33,307,401
California : 11.5%
Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
5.00%, 10/01/35 (c) 1,650 1,653,339
5.00%, 10/01/36 (c) 1,730 1,733,329
5.00%, 10/01/37 (c) 5,535 5,545,095
Alameda Corridor Transportation Authority, Series A (RB) (AG)
0.00%, 10/01/53 (c) ^ 1,905 517,273
Alameda Corridor Transportation Authority, Series C (RB) (AG)
5.45%, 10/01/52 (c) 3,000 1,747,691
Anaheim Community Facilities District No. 08-1 (ST)
4.00%, 09/01/36 (c) 160 155,760
4.00%, 09/01/41 (c) 615 569,253
4.00%, 09/01/46 (c) 420 373,601
Anaheim Public Financing Authority, Anaheim Public Improvement Project, Series A (RB) (BAM)
5.00%, 09/01/36 (c) 2,000 2,033,171
Antelope Valley Healthcare District, Series A (RB)
5.25%, 03/01/36 (c) 1,480 1,466,087
California Community Choice Financing Authority, Clean Energy Project, Series A (RB)
5.00%, 01/01/56 (c) (p) 1,500 1,515,308
California Community Choice Financing Authority, Clean Energy Project, Series A-1 (RB)
5.00%, 04/01/56 (c) (p) 3,000 3,146,936
California Community Choice Financing Authority, Clean Energy Project, Series B (RB)
5.00%, 01/01/55 (c) (p) 4,000 4,084,180
California Community Choice Financing Authority, Clean Energy Project, Series B-1 (RB)
5.00%, 07/01/53 (c) (p) 10,580 10,969,135

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Community Choice Financing Authority, Clean Energy Project, Series C (RB)
5.25%, 01/01/54 (c) (p) $ 8,470 $ 8,881,560
California Community Choice Financing Authority, Clean Energy Project, Series D (RB)
5.00%, 02/01/31 (c) 2,500 2,620,148
5.00%, 10/01/55 (c) (p) 6,000 6,069,470
5.50%, 05/01/54 (c) (p) 11,500 11,917,848
California Community Choice Financing Authority, Clean Energy Project, Series E (RB)
5.00%, 07/01/35 (c) 5,850 6,325,773
California Community Choice Financing Authority, Clean Energy Project, Series E-1 (RB)
5.00%, 02/01/54 (c) (p) 1,500 1,562,784
California Community Choice Financing Authority, Clean Energy Project, Series F (RB)
5.00%, 11/01/33 (c) 4,000 4,237,473
5.00%, 06/01/36 (c) 1,000 1,065,351
5.00%, 02/01/55 (c) (p) 5,000 5,228,134
California Community Choice Financing Authority, Clean Energy Project, Series G (RB)
5.00%, 12/01/35 (c) 2,000 2,134,895
California Community Choice Financing Authority, Clean Energy Project, Series G-1 (RB)
5.25%, 11/01/54 (c) (p) 1,000 1,044,322
California Community Choice Financing Authority, Clean Energy Project, Series H (RB)
5.00%, 01/01/56 (c) (p) 2,500 2,645,850
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-1 (RB)
4.00%, 02/01/56 (c) 5,000 3,974,207
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-2 (RB)
3.00%, 08/01/56 (c) 4,000 2,679,476
California Community Housing Agency, Essential Housing, Series A-1 (RB)
3.00%, 02/01/57 (c) 3,500 2,326,970
3.00%, 02/01/57 (c) 1,000 679,896
4.00%, 02/01/56 (c) 4,500 3,714,688
California County Tobacco Securitization Agency, Series A (RB)
4.00%, 06/01/49 (c) 1,050 930,871
5.00%, 06/01/36 (c) 15 14,635
California Enterprise Development Authority, Chapter School, Series A (RB)
5.00%, 06/01/44 (c) 500 501,657
5.00%, 06/01/54 (c) 1,000 940,184
California Enterprise Development Authority, The Rocklin Academy Project (RB)
5.00%, 06/01/54 (c) 500 470,645
5.00%, 06/01/64 (c) 1,000 921,532
California Health Facilities Financing Authority, Adventist Health System, Series A (RB)
4.00%, 03/01/39 (c) 1,910 1,770,349
5.00%, 12/01/31 2,500 2,675,917
5.00%, 12/01/32 (c) 2,000 2,149,359
5.00%, 12/01/34 (c) 2,000 2,152,940
5.00%, 12/01/35 (c) 2,000 2,206,823
5.25%, 12/01/43 (c) 2,000 2,094,636
5.25%, 12/01/44 (c) 3,175 3,316,833
California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
4.00%, 08/15/49 (c) 250 194,280
4.20%, 08/15/42 (c) 500 427,593
5.00%, 08/15/37 (c) 460 452,174
5.00%, 08/15/42 (c) 3,735 3,549,823
California Health Facilities Financing Authority, Commonspirit Health, Series A (RB)
5.25%, 12/01/49 (c) 5,730 6,014,888
California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB)
5.00%, 10/01/50 (c) (p) 500 543,444
California Health Facilities Financing Authority, Sutter Health, Series A (RB)
4.00%, 11/15/42 (c) 300 278,671
California Housing Finance Agency (RB)
4.25%, 01/15/35 1,814 1,845,023

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Housing Finance Agency, Series A (RB)
4.00%, 03/20/33 $ 6,633 $ 6,685,197
California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project,
Series B (RB)
12.00%, 01/01/65 (c) (p) 21,725 13,904,000
California Infrastructure & Economic Development Bank, California Science Center Phase III Project,
Series A (RB)
4.00%, 05/01/55 (c) 1,000 878,864
California Infrastructure & Economic Development Bank, Charter School Portfolio Project, Series A-1
(RB)
5.00%, 01/01/55 (c) 1,000 856,521
California Infrastructure & Economic Development Bank, Los Angeles County Museum of Natural
History Foundation (RB)
5.50%, 07/01/56 (c) 2,000 2,129,877
California Infrastructure & Economic Development Bank, Senior National Charter School, Series B (RB)
5.00%, 11/01/49 (c) 250 254,730
5.00%, 11/01/59 (c) 1,180 1,185,107
California Municipal Finance Authority (RB)
4.05%, 07/20/41 1,993 1,883,376
California Municipal Finance Authority, Affordable Housing Certificates, Class A-1 (RB)
5.35%, 06/20/46 1,000 1,052,717
California Municipal Finance Authority, Affordable Housing Certificates, Class A-2 (RB)
4.30%, 06/20/46 250 239,551
California Municipal Finance Authority, Ascent 613 Project, Series A (RB)
5.50%, 01/01/60 (c) 1,000 1,000,324
California Municipal Finance Authority, Baptist University, Series A (RB)
5.00%, 11/01/35 (c) 875 908,019
5.00%, 11/01/36 (c) 1,000 1,000,662
5.12%, 11/01/40 (c) 1,000 1,016,080
5.38%, 11/01/45 (c) 775 787,002
5.50%, 11/01/45 (c) 500 491,170
California Municipal Finance Authority, Charter School Santa Rosa Academy Project (RB)
5.00%, 07/01/62 (c) 1,000 898,446
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB)
5.00%, 05/15/38 (c) 500 510,479
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB)
(BAM)
4.00%, 05/15/48 (c) 150 135,027
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project, Series
A (RB)
5.00%, 05/15/30 (c) 1,000 1,039,206
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project (RB)
(BAM)
4.00%, 05/15/46 (c) 5,000 4,650,816
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project,
Series A (RB) (BAM)
4.00%, 05/15/41 (c) 1,500 1,458,497
California Municipal Finance Authority, Clay Lacy Aviation Facilities (RB)
5.00%, 01/01/41 (c) 1,000 1,010,914
6.00%, 01/01/55 (c) 2,000 2,090,285
California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
5.00%, 07/01/30 (c) 200 202,202
5.00%, 07/01/31 (c) 250 252,583
California Municipal Finance Authority, John Adams Academies Lincoln Project, Series A (RB)
5.00%, 10/01/39 (c) 500 491,292
5.00%, 10/01/49 (c) 500 459,736
5.00%, 10/01/57 (c) 500 439,725

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Municipal Finance Authority, Julian Charter School Project, Series A (RB)
5.62%, 03/01/45 (c) $ 2,390 $ 2,161,030
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/28 65 67,088
5.00%, 06/30/29 (c) 600 617,925
5.00%, 12/31/29 (c) 500 514,474
5.00%, 12/31/43 (c) 17,980 18,133,918
California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AG)
3.00%, 12/31/30 (c) 1,950 1,866,595
3.50%, 12/31/35 (c) 2,430 2,280,203
5.00%, 06/30/31 (c) 1,350 1,386,232
5.00%, 12/31/33 (c) 3,800 3,888,018
5.00%, 12/31/34 (c) 700 715,098
5.00%, 12/31/47 (c) 9,810 9,811,381
California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB)
5.25%, 11/01/47 (c) 230 224,809
California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB)
5.00%, 07/01/31 (c) 1,000 1,000,173
5.00%, 07/01/38 (c) 130 129,893
5.00%, 07/01/41 (c) 500 483,287
5.00%, 07/01/49 (c) 2,815 2,613,687
California Municipal Finance Authority, PRS-California Obligated Group Projects, Series A (RB)
5.00%, 11/15/44 (c) 1,000 1,027,725
5.00%, 04/01/54 (c) 1,000 1,001,591
California Municipal Finance Authority, SFMTA Potrero Yard Modernization Project, Series A (RB)
5.00%, 09/01/60 (c) 1,000 1,018,687
5.50%, 09/01/56 (c) 1,000 1,067,902
California Municipal Finance Authority, SFMTA Potrero Yard Modernization Project, Series B (RB)
5.00%, 06/30/32 (c) 1,500 1,598,554
California Municipal Finance Authority, Social Bonds - Healthright 360, Series A (RB)
5.00%, 11/01/49 (c) 1,000 926,211
California Municipal Finance Authority, St. Mary's School Aliso Viejo, Series A (RB)
5.88%, 05/01/59 (c) 570 572,996
California Municipal Finance Authority, UCR Dundee-Glasgow Student Housing Project (RB) (BAM)
4.00%, 05/15/48 (c) 250 228,221
California Municipal Finance Authority, United Airlines, Inc., International Airport Project (RB)
4.00%, 07/15/29 19,000 19,107,500
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB)
7.00%, 07/01/22 (d) * 1,000 11,250
7.50%, 07/01/32 (c) (d) * 10,500 118,125
7.50%, 12/01/39 (c) (d) * 6,863 68
8.00%, 07/01/39 (c) (d) * 6,635 74,644
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW)
7.50%, 07/01/32 (d) * 1,000 11,250
California Pollution Control Financing Authority, Water Furnishing, Poseidon Resources LP
Desalination Project (RB)
5.00%, 07/01/38 (c) 1,500 1,583,365
California Pollution Control Financing Authority, Water Furnishing, Poseidon Resources LP
Desalination Project (RB) (ACA)
5.00%, 07/01/37 (c) 3,000 3,000,324
California Public Finance Authority, Charter School Project, Series A (RB)
5.62%, 06/15/55 (c) 1,000 999,193
6.00%, 06/15/65 (c) 2,345 2,371,810
California Public Finance Authority, Enso Village Project, Series A (RB)
5.00%, 06/01/54 (c) 400 355,122
California Public Finance Authority, Series A (RB)
5.88%, 06/01/39 (c) 1,000 986,128
6.50%, 06/01/54 (c) 2,000 1,925,693

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
6.62%, 03/01/65 (c) $ 1,000 $ 1,037,684
California School Finance Authority, Charter School Facility, Grimmway School, Series A (RB)
5.00%, 07/01/36 (c) 2,000 2,000,347
California School Finance Authority, Charter School Project (RB)
5.50%, 07/01/54 (c) 1,000 934,004
5.60%, 07/01/64 (c) 1,250 1,155,495
California School Finance Authority, Charter School, John Adams Academies, Series A (RB)
5.00%, 07/01/52 (c) 1,000 902,970
California School Finance Authority, NCCD-Santa Rosa Properties LLC, Series A (RB)
4.00%, 11/01/51 (c) 1,000 805,275
California School Finance Authority, New Designs Charter School Project, Series A (RB)
5.00%, 06/01/64 (c) 1,000 901,100
California School Finance Authority, River Springs Charter School Project, Series A (RB)
5.00%, 07/01/47 (c) 2,000 1,847,975
California Statewide Communities Development Authority, Baptist University, Series A (RB)
3.50%, 11/01/27 640 633,547
5.00%, 11/01/41 (c) 1,000 958,732
California Statewide Communities Development Authority, College Housing (RB)
5.25%, 07/01/49 (c) 250 249,485
California Statewide Communities Development Authority, Front Porch Communities and Services,
Series A (RB)
3.00%, 04/01/51 (c) 2,000 1,397,873
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-
Irvine, LLC (RB)
5.00%, 05/15/30 (c) 385 385,430
5.00%, 05/15/33 (c) 545 545,506
California Statewide Communities Development Authority, Lancer Educational Student Housing
Project, Series A (RB)
5.00%, 06/01/39 (c) 435 436,553
California Statewide Communities Development Authority, Loma Linda University Medical Center,
Series A (RB)
5.00%, 12/01/41 (c) 17,050 17,053,708
5.25%, 12/01/44 (c) 6,540 6,541,453
5.25%, 12/01/48 (c) 4,000 4,017,018
5.25%, 12/01/56 (c) 18,900 18,901,202
5.50%, 12/01/54 (c) 11,705 11,707,196
5.50%, 12/01/58 (c) 3,500 3,521,178
California Statewide Communities Development Authority, Provident Group Pomona Properties LLC,
Series A (RB)
5.00%, 12/01/46 (c) 4,730 4,730,221
California Statewide Communities Development Authority, University of California, Irvine East
Campus Apartments (RB)
3.50%, 05/15/36 (c) 615 591,382
5.00%, 05/15/47 (c) 3,170 3,174,596
California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series C (RB)
6.00%, 05/01/43 (c) 900 916,111
Central Valley Energy Authority, Commodity Supply (RB)
5.00%, 08/01/34 (c) 2,500 2,615,877
City and County of San Francisco, Airport Commission, International Airport, Series A (RB)
5.00%, 05/01/33 1,250 1,361,903
City and County of San Francisco, Mission Rock Facilities and Services, Series A (ST)
4.00%, 09/01/41 (c) 1,635 1,490,213
City of Dublin, Community Facilities District No. 2015-1 (ST)
5.00%, 09/01/37 (c) 1,150 1,160,904
5.00%, 09/01/39 (c) 500 510,023
5.00%, 09/01/44 (c) 500 505,462
5.00%, 09/01/47 (c) 485 486,192
5.00%, 09/01/49 (c) 500 502,112

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
City of Fontana, Community Facilities District No. 109, Narra Hills (ST)
5.00%, 09/01/49 (c) $ 1,000 $ 1,003,306
5.00%, 09/01/54 (c) 1,400 1,393,653
City of Fontana, Community Facilities District No. 90 (ST)
4.00%, 09/01/51 (c) 500 432,531
City of Fremont, Community Facilities District No. 1 (ST)
5.00%, 09/01/40 (c) 250 250,027
City of Irvine, Community Facilities District No. 2013-3 (ST)
4.00%, 09/01/32 (c) 230 230,018
4.00%, 09/01/33 (c) 250 250,006
4.00%, 09/01/34 (c) 250 249,990
City of Los Angeles Department of Airports, Series A (RB)
5.00%, 05/15/34 500 549,944
5.00%, 05/15/35 500 548,785
5.50%, 05/15/55 (c) 1,000 1,048,765
City of Los Angeles Department of Airports, Series F (RB)
5.00%, 05/15/35 500 548,785
City of Rancho Cordova, Sunridge Anatolia Community Facilities District No. 2003-1 (ST)
4.00%, 09/01/37 (c) 180 175,763
City of Roseville, Amoruso Ranch Community Facilities District No.1, Improvement Area No.1 (ST)
5.00%, 09/01/49 (c) 1,000 993,293
City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
3.75%, 09/01/36 (c) 500 472,970
5.00%, 09/01/34 (c) 155 156,768
City of Roseville, Fiddyment Ranch Community Facilities District No. 5 (ST)
5.00%, 09/01/47 (c) 3,450 3,456,325
CMFA Special Finance Agency VIII, Essential Housing, Series A-1 (RB)
3.00%, 08/01/56 (c) 8,360 5,596,398
3.00%, 08/01/56 (c) 4,000 2,714,574
CMFA Special Finance Agency XII, Essential Housing, Series A-1 (RB)
3.25%, 02/01/57 (c) 5,500 3,814,196
CMFA Special Finance Agency XII, Essential Housing, Series A-2 (RB)
4.38%, 08/01/49 (c) 1,000 811,634
CMFA Special Finance Agency, Essential Housing, Series A-1 (RB)
4.00%, 08/01/56 (c) 2,975 2,493,272
Compton Public Finance Authority (RB)
4.00%, 09/01/27 (c) 400 400,049
4.50%, 09/01/32 (c) 1,585 1,585,111
Corona California, Community Facilities District No. 2018-1 (ST)
5.00%, 09/01/54 (c) 500 493,291
County of Los Angeles, Community Facilities District No. 2019-01, Series A (ST)
5.00%, 09/01/54 (c) 1,000 986,582
County of Los Angeles, Community Facilities District No. 2021-01 (ST)
5.00%, 09/01/47 (c) 1,000 1,013,046
CSCDA Community Improvement Authority Series A-2 (RB)
3.00%, 02/01/57 (c) 1,975 1,361,561
CSCDA Community Improvement Authority, Essential Housing, Series A (RB)
3.00%, 09/01/56 (c) 2,060 1,385,255
CSCDA Community Improvement Authority, Essential Housing, Series A (RB) (NATL)
4.00%, 10/01/56 (c) 2,500 2,024,696
CSCDA Community Improvement Authority, Essential Housing, Series A-1 (RB)
2.65%, 12/01/46 (c) 2,480 2,222,458
2.80%, 03/01/47 (c) 1,875 1,614,577
3.00%, 07/01/43 (c) 2,500 1,941,029
3.00%, 07/01/45 (c) 1,000 782,871
3.40%, 10/01/46 (c) 2,000 1,599,939
3.50%, 10/01/46 (c) 1,000 783,483
3.60%, 05/01/47 (c) 2,000 1,662,049

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
CSCDA Community Improvement Authority, Essential Housing, Series A-2 (RB)
3.00%, 12/01/56 (c) $ 5,000 $ 3,438,504
3.00%, 03/01/57 (c) 9,000 6,067,868
3.12%, 07/01/56 (c) 2,500 1,564,655
3.12%, 08/01/56 (c) 4,205 3,051,823
3.25%, 04/01/57 (c) 3,000 2,149,691
4.00%, 07/01/56 (c) 5,350 4,012,105
4.00%, 10/01/56 (c) 4,750 3,618,528
CSCDA Community Improvement Authority, Essential Housing, Series B (RB)
4.00%, 10/01/48 (c) 500 387,058
4.00%, 12/01/48 (c) 1,000 762,125
4.00%, 04/01/57 (c) 1,000 733,810
Folsom Ranch Financing Authority (ST)
5.00%, 09/01/32 (c) 1,100 1,113,977
5.00%, 09/01/37 (c) 2,000 2,015,601
Folsom Ranch Financing Authority, Folsom Community Facilities District No. 18 (ST)
5.00%, 09/01/49 (c) 1,000 1,004,628
Golden State Connect Authority Telecommunications,Broadband Project (RB)
6.50%, 12/01/60 (c) 500 484,332
Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
5.00%, 06/01/51 (c) 3,900 3,798,547
Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series B-2 (RB)
0.00%, 06/01/66 (c) ^ 111,000 10,415,874
Independent Cities Finance Authority, Mobil Home Park, Series A (RB)
3.75%, 10/15/46 (c) 250 205,606
Irvine Unified School District, Series B (ST)
5.00%, 09/01/51 (c) 1,075 1,063,658
Lincoln Public Financing Authority, Twelve Bridges, Series B (SA)
6.00%, 09/02/27 (c) 6 6,013
Los Angeles County, California Community Facilities District No. 2021-01 (ST)
5.00%, 09/01/54 (c) 500 496,246
Lynchburg Economic Development Authority, Centra Health, Inc., Series A (RB)
5.00%, 07/01/28 (c) 500 514,551
Mountain House Community Facilities District, Special Tax (ST)
5.00%, 09/01/55 (c) 1,240 1,206,315
MSR Energy Authority, California Gas, Series A (RB)
6.12%, 11/01/29 1,335 1,386,451
7.00%, 11/01/34 2,000 2,339,443
MSR Energy Authority, California Gas, Series B (RB)
6.50%, 11/01/39 1,000 1,180,557
7.00%, 11/01/34 5,000 5,848,607
MSR Energy Authority, California Gas, Series C (RB)
7.00%, 11/01/34 1,470 1,719,490
Municipal Improvement Corp., Los Angeles Convention Center, Series A (RB)
5.00%, 05/01/45 (c) 750 793,783
Northern California Energy Authority, Commodity Supply (RB)
5.00%, 12/01/54 (c) (p) 2,500 2,613,345
Orange County Community Facilities District No. 1, Series A (ST)
4.25%, 08/15/38 (c) 975 975,952
5.25%, 08/15/45 (c) 455 455,483
Pajaro Valley Health Care District, Counties of Santa Cruz and Monterey, California, Series A (GO)
5.00%, 09/01/54 (c) 500 466,454
Palm Desert California Improvement, Section 29 Assessment District No. 2004-02 (SA)
4.00%, 09/02/37 (c) 1,100 1,064,605
Palomar Health (RB)
5.00%, 11/01/31 (c) 250 249,985
Palomar Health, Series B (GO) (BAM)
4.00%, 08/01/36 (c) 3,610 3,503,786

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
River Islands Public Financing Authority, Community Facilities District No. 2003-1 (ST)
4.50%, 09/01/44 (c) $ 1,700 $ 1,610,433
4.75%, 09/01/45 (c) 250 241,524
5.00%, 09/01/54 (c) 1,000 946,610
5.00%, 09/01/55 (c) 500 472,096
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST)
5.00%, 09/01/38 (c) 500 508,571
Romoland School District No. 2004-1 (ST)
5.00%, 09/01/48 (c) 500 502,433
Sacramento City Unified School District (GO) (AG)
0.00%, 07/01/28 ^ 1,475 1,380,218
Sacramento County, California Airport System, Series A (RB)
5.00%, 07/01/36 (c) 500 542,620
Sacramento County, Community Facilities District No. 2005-2 (ST)
5.00%, 09/01/40 (c) 345 345,130
5.00%, 09/01/45 (c) 495 495,078
San Francisco California City & County, Airport Commission, International Airport, Series A (RB)
5.00%, 05/01/35 (c) 2,000 2,174,273
5.00%, 05/01/35 750 823,700
5.00%, 01/01/47 (c) 1,475 1,543,685
5.50%, 05/01/55 (c) 2,755 2,894,884
San Jacinto Unified School District Financing Authority (ST)
5.00%, 09/01/49 (c) 300 300,248
San Joaquin Hills Transportation Corridor Agency, Toll Road, Series A (RB)
4.00%, 01/15/34 (c) 3,130 3,190,979
San Joaquin Hills Transportation Corridor Agency, Toll Road, Series A (RB) (NATL)
0.00%, 01/15/32 ^ 145 119,573
0.00%, 01/15/36 ^ 105 72,867
San Joaquin Hills Transportation Corridor Agency, Toll Road, Series B (RB)
5.25%, 01/15/49 (c) 100 100,033
San Joaquin Valley Clean Energy Authority, Series A (RB)
5.50%, 01/01/56 (c) (p) 2,000 2,158,459
Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST)
5.00%, 09/01/41 (c) 500 500,061
Southern California Public Power Authority, Transmission System Renewal Project (RB)
5.00%, 07/01/53 (c) (p) 1,000 1,041,987
Successor Agency of Pittsburg, Los Medanos Community Development Project, Series A (TA) (AG)
5.00%, 09/01/29 (c) 1,020 1,021,899
Tejon Ranch Public Facilities Finance Authority, Series A (ST)
5.00%, 09/01/54 (c) 1,000 982,183
Tobacco Securitization Authority of Southern California, San Diego County Tobacco, Series B-1 (RB)
5.00%, 06/01/48 (c) 1,860 1,815,616
Tobacco Securitization Authority of Southern California, San Diego County Turbo. Series B (RB)
0.00%, 06/01/46 (c) ^ 5,000 1,139,744
William S. Hart Union High School District No. 2015-1 (ST)
5.00%, 09/01/42 (c) 445 445,119
506,969,061
Colorado : 2.8%
Aerotropolis Colorado Regional Transportation Authority (RB)
4.38%, 12/01/52 (c) 3,000 2,486,094
Arkansas River Power Authority, Power Supply System, Series A (RB)
5.00%, 10/01/43 (c) 2,010 2,028,040
Base Village Metropolitan District No. 2, Series A (GO)
5.75%, 12/01/46 (c) 1,000 1,000,332
Brighton Crossing Metropolitan District No. 6, Series A (GO)
5.00%, 12/01/35 (c) 500 505,241
5.00%, 12/01/40 (c) 500 502,788

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Colorado (continued)
Centerra Metropolitan District No. 1, Larimer County (GO)
5.00%, 12/01/51 (c) $ 1,000 $ 949,241
Centerra Metropolitan District No. 1, Larimer County (TA)
5.00%, 12/01/29 (c) 500 500,586
5.00%, 12/01/37 (c) 500 500,122
5.00%, 12/01/47 (c) 500 488,235
City and County of Denver, Colorado, Airport System Subordinate, Series A (RB)
5.00%, 12/01/36 705 767,093
City and County of Denver, Colorado, Airport System Subordinate, Series A (RB) (AG)
5.00%, 12/01/48 (c) 5,000 4,973,484
City and County of Denver, Colorado, Department of Aviation Airport System, Series A (RB)
5.00%, 11/15/34 (c) 1,695 1,818,977
City and County of Denver, Colorado, Special Facilities Airport, United Airlines, Inc. Project (RB)
5.00%, 10/01/32 (c) 13,695 13,705,730
City of Fruita, Colorado Healthcare Canyons Hospital and Medical Center, Series B (RB)
5.50%, 01/01/48 (c) 3,250 3,089,393
City of Louisville, Redtail Ridge Metropolitan District, Capital Appreciation Turbo (GO)
0.00%, 12/01/32 (c) ^ 1,500 974,715
Colorado Educational and Cultural Facilities Authority, Ascent Classical Academy Charter Schools, Inc.
Project (RB)
4.75%, 04/01/36 (c) 750 728,004
Colorado Educational and Cultural Facilities Authority, Rocky Mountain Classical Academy Project (RB)
5.00%, 10/01/49 (c) 500 465,237
Colorado Health Facilities Authority, AdventHealth, Series A (RB)
4.00%, 11/15/50 (c) 2,000 1,745,287
Colorado Health Facilities Authority, CommonSpirit Health, Series A (RB)
3.25%, 08/01/49 (c) 5 3,647
5.00%, 09/01/29 10,890 11,447,818
5.00%, 09/01/35 1,000 1,082,137
Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB)
4.00%, 08/01/49 (c) 9,450 8,156,286
5.00%, 08/01/44 (c) 7,000 7,111,895
Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB) (BAM)
4.00%, 08/01/49 (c) 2,105 1,885,743
Colorado Health Facilities Authority, Covenant Living Communities and Services, Series A (RB)
5.12%, 12/01/55 (c) 1,000 982,564
Colorado Health Facilities Authority, Senior Living Second Tier, American Eagle Portfolio Project Series
B-1 (RB)
2.00%, 07/01/57 (c) 536 26,808
Colorado Health Facilities Authority, Series A (RB)
5.00%, 11/15/60 (c) (p) 4,000 4,297,858
Colorado High Performance Transportation Enterprise, C-470 Express Lanes (RB)
5.00%, 12/31/51 (c) 350 338,997
Crowfoot Valley Ranch Metropolitan District No. 2, Series B (GO)
6.12%, 12/15/54 (c) 750 721,632
CSU Strata Student Housing, Prospect Project, Series A (RB)
5.00%, 03/01/40 (c) 1,250 1,257,122
5.25%, 03/01/45 (c) 1,000 1,007,327
5.38%, 03/01/55 (c) 2,000 1,945,344
5.50%, 03/01/65 (c) 7,180 6,984,527
E-470 Public Highway Authority, Series A-2 (RB)
0.00%, 09/01/38 (c) ^ 3,000 1,784,600
0.00%, 09/01/39 (c) ^ 3,000 1,667,228
Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA)
4.50%, 11/01/29 (c) 580 576,029
Fraser Housing Authority, St. Louis Landing Project (RB)
6.12%, 12/01/65 (c) 250 253,727

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Colorado (continued)
Green Valley Ranch East Metropolitan District No. 6, Series A (GO)
5.88%, 12/01/50 (c) $ 1,000 $ 1,011,713
Jefferson Center Metropolitan District No. 2, Series A (RB)
5.75%, 12/01/46 (c) 500 498,830
6.00%, 12/01/56 (c) 1,000 997,913
Kinston Metropolitan District No. 5, Series A (GO)
5.50%, 12/01/45 (c) 500 510,886
Metro Water Recovery, Series A (RB)
5.00%, 04/01/51 (c) 3,000 3,117,600
Painted Prairie Public Improvement Authority (RB)
5.00%, 12/01/39 (c) 1,000 873,538
Palisade Metropolitan District No. 2, Series B (RB)
5.88%, 12/15/54 (c) 1,000 983,768
Park Creek Metropolitan District (RB) (AG)
5.00%, 12/01/43 (c) 1,000 1,043,554
5.00%, 12/01/44 (c) 1,000 1,040,302
Peak Metropolitan District No. 1, El Paco County, Series A (GO)
4.00%, 12/01/35 (c) 540 486,693
Pinery Commercial Metropolitan District No. 2 (GO)
6.25%, 12/05/56 (c) 750 653,886
Prairie Center Metropolitan District No. 3, Adams County, Series A (RB)
5.00%, 12/15/41 (c) 4,000 4,001,582
Public Authority for Colorado Energy Natural Gas (RB)
6.50%, 11/15/38 2,000 2,322,537
Rampart Range Metropolitan District No. 5, Colorado Limited Tax Supported and Special Bonds (RB)
4.00%, 12/01/51 (c) 3,000 2,399,684
Reunion Metropolitan District, Series A (RB)
3.62%, 12/01/44 (c) 912 692,903
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (GO)
5.00%, 04/01/35 3,000 3,180,560
Southglenn Metropolitan District (GO)
5.00%, 12/01/46 (c) 838 793,028
Southlands Metropolitan District No. 1, Series A-1 (GO)
5.00%, 12/01/47 (c) 1,200 1,185,492
St. Vrain Lakes Metropolitan District No. 4, Colorado, Series A (GO)
6.75%, 09/20/54 (c) 1,000 749,215
STC Metropolitan District No. 2, Series A-1 (GO) (AG)
5.25%, 12/01/45 (c) 500 522,448
Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB)
6.50%, 12/01/54 (c) 1,000 1,031,411
Sterling Ranch Community Authority Board, Douglas County (SA)
5.62%, 12/01/43 (c) 442 456,284
Sterling Ranch Community Authority Board, Douglas County, Series A (RB)
5.75%, 12/01/54 (c) 1,000 1,004,434
Verve Metropolitan District No. 1 (GO)
5.00%, 12/01/36 (c) 1,025 989,191
5.75%, 12/01/33 (c) 1,000 1,010,764
Village Metropolitan District (GO)
5.00%, 12/01/49 (c) 1,750 1,672,819
Windler Public Improvement Authority, Series A-1 (RB) (BAM)
4.00%, 12/01/36 (c) 1,000 878,914
4.00%, 12/01/41 (c) 1,000 827,240
123,697,077
Connecticut : 1.2%
Aquarion Water Authority, Series B (RB)
5.25%, 02/01/29 1,000 1,054,780
Aquarion Water Authority, Series E (RB) (BAM)
0.00%, 08/01/45 (c) ^ 2,750 1,103,319

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Connecticut (continued)
0.00%, 08/01/46 (c) ^ $ 2,500 $ 935,137
0.00%, 08/01/48 (c) ^ 2,000 650,359
City of Hartford, Connecticut, State Contract Assistance (RB)
5.00%, 07/15/33 2,175 2,422,726
Connecticut State Health and Educational Facilities Authority, Church Home of Harford, Series A (RB)
5.00%, 09/01/46 (c) 3,600 3,503,761
5.00%, 09/01/53 (c) 1,200 1,133,784
Connecticut State Health and Educational Facilities Authority, Griffin Hospital, Series G (RB)
5.00%, 07/01/44 (c) 1,100 1,038,518
5.00%, 07/01/50 (c) 2,630 2,376,086
Connecticut State Health and Educational Facilities Authority, Mary Wade Home Issue, Series A-1 (RB)
5.00%, 10/01/54 (c) 2,000 1,605,342
Connecticut State Health and Educational Facilities Authority, McLean Issue, Series A (RB)
5.00%, 01/01/55 (c) 2,000 1,675,311
Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB)
5.00%, 07/01/33 (c) 1,000 1,026,118
Connecticut State Health and Educational Facilities Authority, Series O (RB)
5.00%, 07/01/32 500 545,298
Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series L-1 (RB)
4.00%, 07/01/30 1,000 1,012,793
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB)
4.00%, 07/01/44 (c) 250 206,403
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) (SD
CRED PROG)
4.00%, 07/01/49 (c) 250 193,465
Connecticut State Health and Educational Facilities Authority, Yale University, Series B-1 (RB)
5.00%, 07/01/64 (p) 3,500 3,762,404
Connecticut State Health and Educational Facilities Authority, Yale University, Series B-2 (RB)
5.00%, 07/01/64 (p) 2,500 2,749,033
Stamford Housing Authority, Mozaic Concierge Living Project, Series A (RB)
5.50%, 10/01/35 (c) 800 830,603
6.25%, 10/01/60 (c) 1,600 1,617,715
6.50%, 10/01/55 (c) 2,200 2,273,702
Stamford Housing Authority, Mozaic Concierge Living Project, Series B (RB)
5.38%, 10/01/33 1,500 1,512,258
Stamford Housing Authority, Mozaic Concierge Living Project, Series C (RB)
4.75%, 10/01/32 4,500 4,608,315
Stamford Housing Authority, Mozaic Concierge Living Project, Series D (RB)
4.25%, 10/01/30 3,000 3,019,385
State of Connecticut Health and Educational Facilities Authority, Fairview (RB)
4.40%, 12/15/31 (c) 750 751,816
4.60%, 12/15/32 (c) 1,750 1,753,954
4.88%, 12/15/32 (c) 500 494,025
6.38%, 12/15/61 (c) 1,000 1,008,250
State of Connecticut Health and Educational Facilities Authority, Hartford Sustainable Energy
Partners, Series A (RB)
5.50%, 08/01/56 (c) 1,000 1,057,142
Steel Point Infrastructure Improvement District (TA)
4.00%, 04/01/41 (c) 1,125 1,014,728
4.00%, 04/01/51 (c) 1,000 787,153
6.00%, 04/01/52 (c) 1,000 1,021,924
Town of Hamden, Whitney Center Project (RB)
5.00%, 01/01/50 (c) 3,000 2,682,136
51,427,743
Delaware : 0.1%
County of Kent, Delaware Student Housing and Dining Facility, State University Project, Series A (RB)
5.00%, 07/01/48 (c) 1,450 1,368,175

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Delaware (continued)
Delaware Economic Development Authority, ASPIRA of Delaware Charter Operations, Inc. Project,
Series A (RB)
4.00%, 06/01/52 (c) $ 915 $ 684,051
5.00%, 06/01/36 (c) 250 249,980
5.00%, 06/01/46 (c) 1,000 920,370
5.00%, 06/01/51 (c) 1,100 961,581
5.25%, 02/01/46 (c) 525 501,364
5.75%, 02/01/56 (c) 625 600,345
5.75%, 02/01/61 (c) 500 474,622
Delaware State Economic Development Authority, NRG Energy Project, Series A (RB)
4.00%, 10/01/45 (p) 500 492,283
6,252,771
District of Columbia : 0.7%
District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
5.00%, 07/01/32 (c) 250 251,430
5.00%, 07/01/42 (c) 1,180 1,166,826
District of Columbia, Latin American Montessori Bilingual Public Charter School (RB)
5.00%, 06/01/40 (c) 500 483,843
5.00%, 06/01/50 (c) 1,500 1,358,308
District of Columbia, Series A (RB)
5.00%, 07/01/48 (c) 2,760 2,688,429
District of Columbia, Tobacco Settlement Financing Corp., Series A (RB)
0.00%, 06/15/46 (c) ^ 27,500 5,998,011
Metropolitan Washington Airports Authority, Dulles Toll Road, Series A (RB)
0.00%, 10/01/37 ^ 9,325 5,423,717
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB)
4.00%, 10/01/36 (c) 250 248,228
6.50%, 10/01/44 (c) 245 256,592
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB) (BAM)
4.00%, 10/01/44 (c) 7,315 6,809,092
4.00%, 10/01/49 (c) 7,000 6,164,908
30,849,384
Florida : 6.5%
Alachua County Health Facilities Authority, Care Retirement Community, Series B-1 (RB)
4.00%, 10/01/30 (c) 735 735,017
Board of Governors of the State of Florida, Florida International University, Series A (RB) (BAM)
4.25%, 07/01/46 (c) 1,000 959,363
4.38%, 07/01/48 (c) 1,000 965,717
4.38%, 07/01/49 (c) 3,000 2,877,486
5.00%, 07/01/53 (c) 1,000 1,015,710
Braddock Lakes Community Development District (SA)
5.75%, 05/01/55 (c) 250 242,169
Broward County, Florida Port Facilities, Series A (RB)
5.00%, 09/01/49 (c) 1,645 1,663,034
Broward County, Florida Port Facilities, Series B (RB)
4.00%, 09/01/38 (c) 1,000 972,198
4.00%, 09/01/49 (c) 1,050 899,217
Broward County, Florida, Convention Center Hotel (RB)
4.00%, 01/01/51 (c) 3,000 2,722,186
Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB)
6.00%, 07/01/50 (c) 295 186,306
Capital Projects Finance Authority, Imagine School at North Port Project, Series A (RB)
5.00%, 06/15/35 (c) 850 849,049
6.25%, 06/15/45 (c) 1,000 1,012,190
6.50%, 06/15/55 (c) 1,000 1,004,629
Capital Projects Finance Authority, Series A-1 (RB)
5.00%, 06/01/58 (c) 500 396,606
5.25%, 06/01/44 (c) 400 348,299

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
Capital Trust Agency, Education Growth Fund, Series A-1 (RB)
5.00%, 07/01/56 (c) $ 8,200 $ 7,206,570
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB)
5.00%, 12/15/35 (c) 1,335 1,306,358
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) (SD CRED PROG)
5.00%, 12/15/40 (c) 500 480,430
Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB)
4.50%, 07/01/29 (c) 160 159,069
5.12%, 07/01/39 (c) 500 479,635
5.25%, 07/01/49 (c) 500 452,151
5.38%, 07/01/54 (c) 500 444,991
Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB)
5.25%, 06/15/47 (c) 500 471,054
Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) (SBG)
5.00%, 06/15/39 (c) 1,000 954,619
Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB)
4.00%, 12/01/28 1,700 1,692,035
5.25%, 12/01/43 (c) 2,000 1,982,391
5.25%, 12/01/58 (c) 2,200 2,031,765
Capital Trust Agency, Wonderful Foundations Charter Schools Portfolio Projects, Series A (RB)
5.00%, 01/01/55 (c) 2,250 1,900,475
Capital Trust Authority Charter School, Mason Classical Academy Project, Series A (RB)
5.00%, 06/01/44 (c) 750 718,152
5.00%, 06/01/54 (c) 1,060 965,478
Capital Trust Authority Educational Facilities, Florida Institute of Technology Project, Series A (RB)
5.25%, 07/01/55 (c) 1,200 1,144,974
5.38%, 07/01/65 (c) 2,500 2,364,269
Capital Trust Authority Educational Facilities, The Classical Academy of Sarasota Project (RB)
6.12%, 07/01/55 (c) 500 494,911
Capital Trust Authority, Academic Charter Schools, Inc. Project, Series A (RB)
5.25%, 06/01/64 (c) 1,000 863,917
Capital Trust Authority, AIDS Healthcare Foundation, Series A (RB)
4.75%, 12/01/42 (c) 500 508,758
5.25%, 12/01/55 (c) 500 504,889
Capital Trust Authority, Educational Facilities, St. Johns Classical Academy, Inc. Project, Series A (RB)
5.25%, 06/15/59 (c) 1,000 896,198
Capital Trust Authority, The Marie Selby Botanical Gardens, Inc. Project (RB)
4.50%, 06/15/33 (c) 3,250 3,239,461
Charlotte County Industrial Development Authority Utility System, Town & Country Utilities Project
(RB)
5.00%, 10/01/49 (c) 1,000 959,443
Charlotte County Industrial Development Authority Utility System, Town & Country Utilities
Project,Series A (RB)
4.00%, 10/01/51 (c) 1,000 798,989
Charlotte County, Florida Industrial Development Authority (RB)
5.12%, 10/01/35 (c) 300 302,675
5.88%, 10/01/45 (c) 500 517,406
City of Cape Coral, Florida, Utility Improvement Assessment, North 1 East Area (SA) (AG)
4.85%, 03/01/51 (c) 1,000 977,604
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation (RB)
5.00%, 11/01/50 (c) 3,080 3,080,056
City of Orlando, Senior Tourist Development Tax, Series A (RB) (AG)
5.00%, 11/01/27 1,100 1,129,968
5.00%, 11/01/31 (c) 3,000 3,064,171
5.00%, 11/01/38 (c) 500 506,673
City of South Miami Health Facilities Authority, Series B (RB)
5.00%, 08/15/65 (c) (p) 1,000 1,060,889

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
4.00%, 12/01/35 (c) $ 230 $ 216,912
5.00%, 12/01/40 (c) 1,210 1,210,063
5.00%, 12/01/44 (c) 1,305 1,287,364
City of Venice, Florida Retirement Community, Village on the Isle Project, Series A (RB)
5.50%, 01/01/55 (c) 580 568,948
5.62%, 01/01/60 (c) 1,000 991,110
City of Venice, Florida Retirement Community, Village on the Isle Project, Series B-3 (RB)
4.25%, 01/01/30 (c) 500 500,004
Collier County Industrial Development Authority, NCH Healthcare System Projects, Series A (RB) (AG)
5.00%, 10/01/54 (c) 2,000 2,005,926
County of Escambia, Health Facilities Authority, Baptist Health Care Corp., Series A (RB) (SAW)
4.00%, 08/15/45 (c) 2,000 1,741,050
5.00%, 08/15/31 (c) 2,000 2,079,148
County of Miami-Dade, Florida Aviation, Series A (RB)
5.50%, 10/01/55 (c) 1,000 1,040,467
County of Miami-Dade, Florida Professional Sports Franchise Facilities, Series A (RB) (AG)
0.00%, 10/01/45 ^ 3,000 1,185,032
County of Palm Beach, Series A (RB)
5.50%, 10/01/45 (c) 1,000 1,031,615
5.75%, 10/01/55 (c) 1,000 1,028,317
5.75%, 10/01/65 (c) 2,000 2,039,138
Escambia County Health Facilities Authority, Baptist Health Care Corp., Series A (RB)
4.00%, 08/15/50 (c) 3,240 2,742,522
Florida Development Finance Corp., Brightline Florida Passenger Rail Project (RB)
5.00%, 07/01/34 (c) 1,010 742,350
5.00%, 07/01/37 (c) 870 639,450
5.00%, 07/01/38 (c) 1,100 808,500
Florida Development Finance Corp., Brightline Florida Passenger Rail Project (RB) (AG)
5.00%, 07/01/44 (c) 23,235 22,845,705
5.25%, 07/01/47 (c) 17,520 17,410,036
5.25%, 07/01/53 (c) 19,725 19,311,029
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Series A (RB)
10.00%, 07/15/59 (c) (d) (p) * 2,000 560,000
Florida Development Finance Corp., Central Charter School Project (RB)
5.88%, 08/15/52 (c) 1,000 918,931
Florida Development Finance Corp., Coastal Waste & Recycling, Inc. Project (RB)
4.55%, 06/01/46 (c) (p) 4,500 4,501,461
Florida Development Finance Corp., Educational Facilities, Mater Academy Project, Series A (RB)
5.00%, 06/15/47 (c) 2,600 2,545,943
Florida Development Finance Corp., Glenridge on Palmer Ranch Project (RB)
5.00%, 06/01/35 (c) 425 435,942
5.00%, 06/01/51 (c) 920 854,695
Florida Development Finance Corp., Healthcare Facilities, Series B (RB)
5.00%, 08/01/56 (c) (p) 1,000 1,071,516
Florida Development Finance Corp., Mayflower Retirement Community Project, Series A (RB)
4.00%, 06/01/55 (c) 3,160 2,360,788
5.25%, 06/01/50 (c) 1,000 965,508
Florida Development Finance Corp., Mayflower Retirement Community, Series A (RB) (AG)
5.25%, 06/01/55 (c) 4,000 3,789,792
Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
5.75%, 06/15/29 (c) 600 600,467
6.62%, 06/15/43 (c) 1,000 1,061,919
6.75%, 06/15/53 (c) 1,000 1,044,072
Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series B (RB)
5.25%, 06/15/41 (c) 1,000 961,617
Florida Development Finance Corp., Series A (RB)
6.00%, 06/15/45 (c) 1,000 1,046,759

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
6.00%, 06/15/55 (c) $ 1,500 $ 1,525,625
Florida Development Finance Corp., UF Health Jacksonville Project, Series A (RB)
5.00%, 02/01/52 (c) 2,000 1,831,615
Florida Development Finance Corp., Waste Pro USA, Inc. Project (RB)
4.35%, 04/01/37 (c) (p) 1,000 993,719
Florida Higher Educational Facilities Financing Authority (RB)
5.00%, 07/01/35 (c) 2,515 2,524,108
6.00%, 07/01/45 (c) 3,000 3,051,845
6.25%, 07/01/55 (c) 3,000 3,033,173
Florida Housing Finance Corp., Residences at Claude Pepper, Series M (RB)
3.10%, 12/01/44 (c) (p) 1,000 982,629
Florida Local Government Finance Commission (RB)
6.00%, 07/01/60 (c) 500 504,970
Florida Local Government Finance Commission, Cornerstone Charter Academy (RB)
5.88%, 10/01/61 (c) 250 241,718
Florida Local Government Finance Commission, Orlando Senior Health Network Project, Series A (RB)
6.00%, 07/01/55 (c) 500 507,524
Florida Local Government Finance Commission, Series A (RB)
5.50%, 11/15/35 (c) 260 270,564
6.62%, 11/15/45 (c) 1,000 1,074,460
6.75%, 11/15/55 (c) 2,000 2,104,572
Florida Local Government Finance Commission, Series B-3 (RB)
4.20%, 11/15/30 (c) 4,000 4,009,364
Greater Orlando Aviation Authority Special Purpose Airport Facilities, United Airlines, Inc. Project (RB)
5.50%, 11/01/36 (c) 5,000 5,359,830
5.50%, 11/01/37 (c) 10,500 11,194,099
Greenbriar Community Development District, Assessment Area Two (SA)
5.30%, 05/01/46 (c) 500 488,830
5.70%, 05/01/58 (c) 500 486,771
Hillsborough County, Industrial Development Authority, Tampa General Hospital Project, Series A (RB)
4.00%, 08/01/45 (c) 6,500 5,964,593
Kingston One Community Development District (SA)
5.75%, 05/01/45 (c) 500 513,940
Lake County, Florida Retirement Facility, Lakeside at Waterman Village Project, Series A (RB)
5.75%, 08/15/50 (c) 2,000 1,979,657
Lee County Industrial Development Authority, Community Charter Schools, LLC Projects, Series A (RB)
5.75%, 06/15/42 (c) 500 499,978
Lee County Industrial Development Authority, Cypress Cove at Healthpark Florida, Inc. Project (RB)
5.75%, 10/01/50 (c) 1,000 1,009,589
6.00%, 10/01/61 (c) 350 354,098
Lee County Industrial Development Authority, Cypress Cove at HealthPark Florida, Inc. Project, Series
A (RB)
5.25%, 10/01/57 (c) 1,000 925,878
Lee County Industrial Development Authority, Healthcare Facilities, Series C (RB)
5.00%, 11/15/44 (c) 500 514,557
Lee County Industrial Development Authority, Healthcare Facilities, Shell Point Project (RB)
5.00%, 11/15/49 (c) 1,630 1,631,319
Lee County Industrial Development Authority, Healthcare Facilities, Shell Point Project, Series A (RB)
5.25%, 11/15/54 (c) 1,500 1,513,855
Lee County Industrial Development Authority, Healthcare Facilities, Shell Point Project. Series C (RB)
5.00%, 11/15/54 (c) 3,000 2,953,584
Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Series B (RB) (AG)
4.00%, 11/15/46 (c) 1,500 1,329,514
Miami World Center Community Development District (SA)
5.12%, 11/01/39 (c) 750 755,110
5.25%, 11/01/49 (c) 250 250,609
Miami-Dade County Industrial Development Authority, PRG - Casa Properties, Series A-1 (RB)
5.38%, 07/01/65 (p) 1,000 1,031,005

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
Miami-Dade County Industrial Development Authority, Series A (RB)
5.50%, 07/01/61 (c) $ 1,000 $ 897,262
Miami-Dade County Industrial Development Authority, Waste Management, Inc. Project, Series B (RB)
3.25%, 11/01/48 (c) (p) 1,500 1,498,076
Miami-Dade County, Florida Aviation, Series A (RB)
5.00%, 10/01/34 3,500 3,793,896
5.00%, 10/01/37 (c) 1,000 1,086,547
5.00%, 10/01/38 (c) 1,000 1,077,864
Miami-Dade County, Florida Industrial Development Authority (RB)
6.25%, 06/01/55 (c) 500 503,952
Miami-Dade County, Florida Seaport, Series A (RB)
5.00%, 10/01/47 (c) 3,000 3,024,887
Miami-Dade County, Florida Subordinate Special (RB)
5.00%, 10/01/28 (c) 1,360 1,364,639
Miami-Dade County, Florida Water and Sewer System, Series A (RB)
5.00%, 10/01/55 (c) 2,000 2,048,378
Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
5.00%, 05/01/37 (c) 85 81,896
North Broward Hospital District, Broward Health, Series B (RB)
5.00%, 01/01/32 (c) 155 158,483
5.00%, 01/01/48 (c) 2,000 2,007,462
Northern Palm Beach County Improvement District, Unit of Development No. 2C (RB)
5.00%, 08/01/37 (c) 200 200,883
5.00%, 08/01/46 (c) 200 200,271
Okaloosa County, Florida Industrial Development (RB)
4.38%, 05/15/35 (c) 1,130 1,130,928
5.50%, 05/15/45 (c) 1,000 1,027,607
5.75%, 05/15/55 (c) 1,000 1,012,330
Orange County Health Facilities Authority, Orlando Health (RB)
4.00%, 10/01/52 (c) 2,000 1,679,932
Orange County Health Facilities Authority, Orlando Health, Series A (RB)
4.50%, 10/01/56 (c) 3,000 2,832,385
5.25%, 10/01/56 (c) 1,000 1,023,378
Palm Beach County Health Facilities Authority, Lifespace Communities, Series B (RB)
5.62%, 05/15/61 (c) 1,500 1,503,016
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai Residences of Boca
Raton (RB)
4.00%, 06/01/41 (c) 1,300 1,152,336
4.25%, 06/01/56 (c) 400 325,470
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai Residences of Boca
Raton, Series A (RB)
5.00%, 06/01/55 (c) 3,730 3,451,624
Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB)
5.00%, 04/01/39 (c) 1,000 998,990
Palm Coast Park Community Development District (SA)
5.70%, 05/01/37 (c) 110 110,081
Pinellas County, Industrial Development Authority, Drs. Kiran & Pallavi Patel, Global Understanding
Inc. Project (RB)
5.00%, 07/01/39 (c) 1,900 1,902,919
Pinery Community Development District, Hernando County, Florida, Capital Improvement,
Assessment Area One (SA)
4.50%, 05/01/36 250 240,095
Polk County Industrial Development Authority Charter School, Victory Ridge Academy Project (RB)
4.83%, 06/15/35 (c) 1,105 1,090,839
5.33%, 06/15/40 (c) 1,640 1,619,237
5.83%, 06/15/45 (c) 2,145 2,165,659
6.00%, 06/15/55 (c) 7,000 6,876,769

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
Polk County Industrial Development Authority, Florida Industrial Development (RB)
5.88%, 01/01/33 (d) * $ 4,820 $ 964,000
Tallahassee Florida Health Facilities, Tallahassee Memorial Healthcare, Inc. Project, Series A (RB)
5.00%, 12/01/55 (c) 1,100 1,050,836
Village Community Development District No. 12 (SA)
3.62%, 05/01/31 (c) 970 940,912
4.25%, 05/01/43 (c) 870 799,260
Village Community Development District No. 13 (SA)
3.00%, 05/01/29 430 422,582
3.50%, 05/01/51 (c) 1,475 1,120,414
3.55%, 05/01/39 (c) 2,700 2,426,236
Village Community Development District No. 15 (SA)
4.55%, 05/01/44 (c) 495 474,772
4.80%, 05/01/55 (c) 2,720 2,528,286
5.25%, 05/01/54 (c) 975 968,270
Village Community Development District No. 16 (SA)
4.50%, 05/01/40 (c) 500 488,619
4.88%, 05/01/45 (c) 500 497,699
286,836,375
Georgia : 1.5%
Assembly Community Improvement District, Assembly District Project, Series A (TA)
6.88%, 07/01/57 (c) 1,500 1,634,770
Atlanta Development Authority, Gulch Enterprise Zone Project (RB)
6.50%, 12/15/48 (c) 2,000 1,833,307
Atlanta Development Authority, Westside Gulch Area Project, Series A-1 (TA)
5.50%, 04/01/39 (c) 1,000 1,015,044
Atlanta, Georgia Airport, Series B-1 (RB)
5.00%, 07/01/30 1,500 1,595,903
5.25%, 07/01/45 (c) 1,000 1,052,264
5.25%, 07/01/50 (c) 1,000 1,032,118
Bartow County Development Authority, Georgia Power Company Plant Bowen Project (RB)
3.95%, 12/01/32 (p) 2,500 2,533,300
Burke County Development Authority, Georgia Power Company Plant Vogtle Project (RB)
3.00%, 10/01/32 (p) 4,000 3,983,210
Burke County Development Authority, Series C (RB) (SAW)
4.12%, 11/01/45 (c) 8,525 8,020,551
Fayette County Development Authority, Soccer Federation, Inc. Project (RB)
5.25%, 10/01/54 (c) 1,000 1,013,168
Floyd County Development Authority, Spires at Berry College Project, Series A (RB) (SBG)
5.50%, 12/01/28 (c) 790 791,127
Fulton County Development Authority Student Housing, Madrone - MS Student Housing I, LLC Project,
Series A-1 (RB)
5.62%, 07/01/56 (c) 500 495,092
5.75%, 07/01/66 (c) 1,000 986,942
Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A
(RB)
4.00%, 04/01/41 (c) 2,500 2,291,689
Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A
(RB) (SD CRED PROG)
5.00%, 04/01/47 (c) 7,040 6,880,446
Gainesville and Hall County Development Authority, Educational Facilities, Riverside Military Academy,
Inc. Project (RB) (BAM)
5.00%, 03/01/37 (c) (d) * 700 245,000
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Series
A (RB)
5.00%, 02/15/45 (c) 3,575 3,585,020
George L Smith II World Congress Center Authority, Series A (RB)
4.00%, 01/01/54 (c) 1,750 1,446,455

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Georgia (continued)
Georgia Local Government, Grantor Trust, Series A (CP) (NATL)
4.75%, 06/01/28 $ 416 $ 422,779
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project (RB)
5.00%, 08/01/47 (c) 2,680 2,628,902
Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A
(RB)
5.75%, 06/15/37 (c) 250 251,688
Main Street Energy, Inc. Energy Project, Series D (RB)
5.00%, 12/01/33 (c) 2,500 2,597,327
Main Street Natural Gas, Inc., Gas Supply, Series E (RB)
5.00%, 05/01/55 (c) (p) 3,835 3,999,044
Marietta Development Authority, Life University, Inc. Project, Series A (RB)
5.00%, 11/01/37 (c) 2,000 1,907,551
5.00%, 11/01/47 (c) 1,000 883,199
Metropolitan Atlanta Rapid Transit Authority, Series A (RB)
5.00%, 07/01/55 (c) 2,235 2,310,618
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Series A (RB)
5.00%, 07/01/60 (c) 375 366,341
Municipal Electric Authority of Georgia, Project, Series A (RB) (BAM)
5.25%, 01/01/54 (c) 1,490 1,544,491
Rockdale County Development Authority, Pratt Paper LLC Project (RB)
4.00%, 01/01/38 (c) 1,000 957,867
Savannah-Georgia Convention Center Authority, Series A (RB)
5.12%, 06/01/50 (c) 1,000 977,571
5.25%, 06/01/40 (c) 750 779,885
5.25%, 06/01/61 (c) 1,000 969,724
Savannah-Georgia Convention Center Authority, Series B (RB)
6.00%, 06/01/50 (c) 2,000 1,967,163
6.25%, 06/01/61 (c) 1,500 1,510,517
Savannah-Georgia Convention Center Authority, Series C (RB) (AG)
5.00%, 06/01/58 (c) 1,000 1,003,165
5.50%, 06/01/50 (c) 500 524,501
Senoia Development Authority, Charter School, Series A (RB)
6.50%, 07/01/54 (c) 500 434,085
White County Development Authority, Truett McConnell University Project, Series A (RB)
5.12%, 10/01/39 (c) 500 427,738
5.25%, 10/01/49 (c) 500 387,335
67,286,897
Guam : 0.4%
Guam Government (GO)
5.00%, 11/15/31 (c) 830 857,568
Guam Government, Business Privilege Tax, Series D (RB)
4.00%, 11/15/39 (c) 600 539,925
Guam Government, Business Privilege Tax, Series F (RB)
4.00%, 01/01/36 (c) 500 492,361
4.00%, 01/01/42 (c) 4,000 3,745,133
Guam Government, Business Privilege Tax, Series G (RB)
5.00%, 01/01/32 1,000 1,059,386
5.00%, 01/01/33 1,000 1,064,448
5.00%, 01/01/34 1,000 1,068,226
Guam Government, Department of Education, John F. Kennedy High School Refunding and Energy
Efficiency Project, Series A (CP)
4.25%, 02/01/30 405 401,934
5.00%, 02/01/40 (c) 500 491,433
Guam Government, Series A (RB)
5.00%, 12/01/34 (c) 2,290 2,293,028
5.00%, 12/01/46 (c) 3,120 2,997,051

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Guam (continued)
Guam Power Authority, Series A (RB)
5.00%, 10/01/40 (c) $ 500 $ 501,992
15,512,485
Idaho : 0.1%
Idaho Falls Auditorium District, Annual Appropriation (CP)
5.25%, 05/15/51 (c) 2,000 1,957,271
Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
3.50%, 09/01/33 (c) 450 402,171
5.00%, 09/01/37 (c) 1,135 1,122,737
Idaho Health Facilities Authority, Series A (RB)
5.25%, 03/01/50 (c) 1,000 1,035,155
5.25%, 03/01/53 (c) 1,000 1,026,828
Idaho Health Facilities Authority, Terraces of Boise, Series A (RB)
3.80%, 10/01/31 (c) 100 99,178
5,643,340
Illinois : 9.6%
Chicago Board of Education Dedicated Capital Improvement Tax (RB)
5.00%, 04/01/46 (c) 1,000 980,503
5.75%, 04/01/48 (c) 5,000 5,233,986
Chicago Board of Education, Series A (GO)
5.00%, 12/01/29 1,000 1,016,135
5.00%, 12/01/30 (c) 1,195 1,210,926
5.00%, 12/01/30 (c) 1,265 1,277,033
5.00%, 12/01/32 (c) 5,575 5,627,941
5.00%, 12/01/33 (c) 5,100 5,134,001
5.00%, 12/01/33 (c) 250 250,932
5.00%, 12/01/34 (c) 395 396,323
5.00%, 12/01/35 (c) 2,400 2,400,045
5.00%, 12/01/36 (c) 6,990 6,925,207
5.00%, 12/01/37 (c) 2,610 2,561,995
5.00%, 12/01/39 (c) 6,000 5,759,408
5.00%, 12/01/40 (c) 6,350 6,042,913
5.00%, 12/01/42 (c) 36,755 35,028,368
5.00%, 12/01/47 (c) 7,000 6,253,815
5.25%, 12/01/35 (c) 3,000 3,045,749
5.88%, 12/01/47 (c) 2,600 2,627,783
Chicago Board of Education, Series A (GO) (AG)
5.00%, 12/01/33 (c) 1,250 1,287,954
Chicago Board of Education, Series A (GO) (AMBAC)
5.50%, 12/01/26 175 175,792
5.50%, 12/01/31 1,285 1,347,362
Chicago Board of Education, Series A (GO) (NATL)
0.00%, 12/01/27 ^ 760 724,575
0.00%, 12/01/28 ^ 390 357,734
0.00%, 12/01/30 ^ 55 46,313
5.50%, 12/01/26 125 125,566
Chicago Board of Education, Series B (GO)
4.00%, 12/01/40 (c) 5,000 4,320,581
5.00%, 12/01/27 1,500 1,514,204
5.00%, 12/01/31 (c) 1,600 1,621,939
5.00%, 12/01/33 (c) 1,105 1,104,975
5.00%, 12/01/33 (c) 200 201,047
5.00%, 12/01/34 (c) 1,680 1,678,591
6.00%, 12/01/41 (c) 2,000 2,104,030
6.00%, 12/01/42 (c) 3,250 3,406,425
6.00%, 12/01/43 (c) 3,500 3,657,799
6.00%, 12/01/44 (c) 3,300 3,432,159

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
Chicago Board of Education, Series C (GO)
5.00%, 12/01/27 $ 2,000 $ 2,018,938
5.00%, 12/01/30 (c) 1,000 1,005,522
5.00%, 12/01/34 (c) 8,805 8,814,308
5.25%, 12/01/35 (c) 1,195 1,169,268
5.25%, 12/01/39 (c) 23,980 23,382,212
5.50%, 12/01/45 (c) 3,000 2,982,664
Chicago Board of Education, Series C (GO) (AG)
5.00%, 12/01/30 (c) 500 517,603
Chicago Board of Education, Series D (GO) (AG)
5.00%, 12/01/46 (c) 4,500 4,073,630
Chicago Board of Education, Series E (GO)
5.12%, 12/01/32 (c) 3,640 3,624,600
Chicago Board of Education, Series G (GO)
5.00%, 12/01/44 (c) 3,000 2,767,519
Chicago Board of Education, Series H (GO)
5.00%, 12/01/36 (c) 18,275 18,105,602
5.00%, 12/01/46 (c) 13,710 12,410,994
Chicago O'Hare International Airport, Series A (RB) (AG)
5.25%, 01/01/45 (c) 3,000 3,099,872
Chicago O'Hare International Airport, Series B (RB)
4.50%, 01/01/56 (c) 1,105 1,030,884
Chicago School Reform Board of Trustees, Series A (GO) (NATL)
0.00%, 12/01/29 ^ 1,460 1,284,295
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/26 ^ 1,630 1,611,348
0.00%, 12/01/27 ^ 1,030 981,989
0.00%, 12/01/28 ^ 690 632,914
0.00%, 12/01/29 ^ 645 567,377
0.00%, 12/01/31 ^ 520 418,270
City of Burbank, Cook County, Illinois Educational Facility, Intercultural Montessori Language School
Project (RB)
6.12%, 02/01/46 (c) 750 766,317
6.25%, 02/01/56 (c) 750 749,195
City of Chicago (RB) (AMBAC)
5.75%, 11/01/30 645 677,137
City of Chicago Water, Series A (RB)
5.00%, 11/01/64 (c) 2,000 1,991,613
City of Chicago Water, Series C (RB)
5.00%, 11/01/30 1,135 1,215,683
5.00%, 11/01/31 2,000 2,164,327
City of Chicago, Board of Education, Series A (GO)
5.75%, 12/01/50 (c) 5,000 5,024,663
6.00%, 12/01/49 (c) 5,000 5,102,735
6.25%, 12/01/50 (c) 10,000 10,407,457
City of Chicago, Board of Education, Series C (GO)
6.00%, 12/01/37 (c) 3,500 3,764,522
City of Chicago, Chicago O’Hare International Airport General Airport Senior Lien, Series D (RB) (AG)
5.00%, 01/01/47 (c) 5,205 5,211,078
City of Chicago, Chicago O'Hare International Airport General Airport Senior Lien, Series C (RB)
5.25%, 01/01/40 (c) 2,035 2,169,028
City of Chicago, Chicago O'Hare International Airport General Airport Senior Lien, Series E (RB)
5.50%, 01/01/48 (c) 1,000 1,049,390
5.50%, 01/01/55 (c) 8,320 8,572,698
City of Chicago, City Colleges (GO) (NATL)
0.00%, 01/01/28 ^ 345 330,204
0.00%, 01/01/30 ^ 420 369,038
0.00%, 01/01/33 ^ 985 755,759

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
0.00%, 01/01/34 ^ $ 760 $ 555,304
City of Chicago, Series A (GO)
5.00%, 01/01/27 725 728,479
5.00%, 01/01/27 200 200,960
5.00%, 01/01/34 (c) 3,000 3,048,065
5.00%, 01/01/44 (c) 2,400 2,291,483
5.00%, 01/01/45 (c) 4,000 3,778,564
5.25%, 01/01/45 (c) 2,000 1,946,792
5.50%, 01/01/41 (c) 1,000 1,010,219
5.50%, 01/01/49 (c) 3,000 3,003,168
6.00%, 01/01/38 (c) 4,095 4,112,802
6.00%, 01/01/50 (c) 2,000 2,074,206
City of Chicago, Series A (GO) (BAM)
6.00%, 01/01/46 (c) 1,000 1,078,835
City of Chicago, Series A (GO) (NATL)
0.00%, 01/01/29 ^ 140 128,262
City of Chicago, Series A (GO) (SAW)
5.00%, 01/01/29 2,775 2,836,414
City of Chicago, Series B (GO)
5.00%, 01/01/41 (c) 1,000 978,088
City of Chicago, Series C (GO)
0.00%, 01/01/32 ^ 195 156,008
City of Joliet, Illinois Waterworks and Sewerage Senior Lien (RB) (BAM)
5.25%, 01/01/50 (c) 500 516,760
Illinois Finance Authority (RB)
5.00%, 11/01/30 (c) 95 86,569
Illinois Finance Authority, Acero Charter Schools, Inc. (RB)
4.00%, 10/01/42 (c) 1,000 866,113
Illinois Finance Authority, Admiral Lake Project (RB)
5.12%, 05/15/38 (c) 1,840 1,776,684
Illinois Finance Authority, Central Baptist Village (RB)
5.38%, 11/15/39 (c) 35 34,997
Illinois Finance Authority, Friendship Village of Schaumburg (RB)
5.00%, 02/15/27 (d) * 2,675 80,260
5.00%, 02/15/37 (c) (d) * 5,797 173,897
5.12%, 02/15/45 (c) (d) * 5,467 163,998
Illinois Finance Authority, Goodman Theatre Project, Series A (RB)
6.00%, 10/01/45 (c) 1,505 1,530,259
6.12%, 10/01/50 (c) 1,000 1,008,683
Illinois Finance Authority, Illinois Institute of Technology (RB)
5.00%, 09/01/40 (c) 175 164,187
Illinois Finance Authority, Illinois Institute of Technology, Series A (RB)
5.88%, 09/01/46 (c) 7,250 7,098,252
Illinois Finance Authority, Lutheran Life Communities, Series A (RB)
6.50%, 03/01/55 (c) 770 699,398
Illinois Finance Authority, Midwestern University Foundation, Series A (RB)
5.00%, 07/01/31 250 263,299
Illinois Finance Authority, Moorings of Arlington Heights, Series A (RB)
5.12%, 11/01/46 (c) 1,000 999,132
Illinois Finance Authority, OSF Healthcare System, Series A (RB)
5.00%, 11/15/45 (c) 3,000 2,957,916
Illinois Finance Authority, Roosevelt University (RB)
5.50%, 04/01/32 (c) 475 475,077
Illinois Finance Authority, Series B (RB)
5.00%, 10/01/34 250 257,733
5.00%, 10/01/44 (c) 500 492,649
Illinois Finance Authority, Series B-2 (RB)
3.65%, 05/01/31 (c) 1,730 1,715,802

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
Illinois Finance Authority, Solid Waste Disposal, Series B (RB)
7.38%, 09/01/42 (c) (p) $ 2,500 $ 2,813,042
Illinois Finance Authority, Student Housing and Academic Facility, Series A (RB)
5.00%, 02/15/47 (c) 4,125 3,820,577
Illinois Finance Authority, Surface Freight Transfer Facilities (RB)
4.80%, 12/01/43 (c) (p) 1,500 1,523,861
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28 1,000 1,024,630
5.00%, 06/15/29 1,000 1,034,254
5.00%, 06/15/30 (c) 1,555 1,603,705
Illinois State, Series A (GO)
5.00%, 12/01/31 (c) 500 510,326
5.00%, 05/01/43 (c) 500 504,717
Metropolitan Pier and Exposition Authority, Illinois McCormick Place Expansion Project, Series A (RB)
0.00%, 12/15/36 (c) ^ 1,475 955,099
0.00%, 06/15/40 (c) ^ 2,250 1,183,554
0.00%, 12/15/40 (c) ^ 6,650 3,401,814
0.00%, 12/15/41 (c) ^ 3,800 1,843,340
0.00%, 12/15/52 ^ 4,750 1,212,706
4.00%, 12/15/42 (c) 3,960 3,680,350
4.00%, 06/15/52 (c) 1,500 1,249,121
5.00%, 06/15/50 (c) 17,305 17,178,237
5.00%, 06/15/57 (c) 1,040 1,024,755
Metropolitan Pier and Exposition Authority, Illinois McCormick Place Expansion Project, Series A (RB)
(BAM)
4.00%, 06/15/50 (c) 3,975 3,448,039
Metropolitan Pier and Exposition Authority, Illinois McCormick Place Expansion Project, Series A (RB)
(NATL)
0.00%, 12/15/30 ^ 540 462,389
0.00%, 12/15/34 ^ 590 424,574
0.00%, 06/15/39 ^ 115 65,137
Metropolitan Pier and Exposition Authority, Illinois McCormick Place Expansion Project, Series B (RB)
0.00%, 12/15/50 ^ 35,755 10,290,117
5.00%, 12/15/40 (c) 1,000 1,000,207
5.00%, 06/15/53 (c) 1,500 1,491,805
Metropolitan Pier and Exposition Authority, Illinois McCormick Place Expansion Project, Series B (RB)
(AG)
0.00%, 06/15/45 ^ 6,000 2,484,572
0.00%, 06/15/47 ^ 4,215 1,544,493
Metropolitan Pier and Exposition Authority, Illinois, Mccormick Place Expansion Project, Series B (RB)
5.00%, 06/15/42 (c) 2,000 2,038,328
Northeastern Illinois University, Capital Improvement Project (CP)
4.00%, 10/01/38 (c) 585 506,092
Northern Illinois Municipal Power Agent Power Project, Prairie State Project, Series A (RB)
4.00%, 12/01/31 (c) 2,000 2,001,310
Sales Tax Securitization Corporation Sales Tax, Series A (RB)
5.00%, 01/01/40 (c) 1,000 1,065,817
5.00%, 01/01/44 (c) 1,000 1,043,135
5.00%, 01/01/45 (c) 1,000 1,038,124
5.00%, 01/01/46 (c) 1,000 1,031,147
Sangamon County School District No 186 Springfield (GO) (BAM)
5.50%, 06/01/60 (c) 2,000 2,090,218
State of Illinois (GO)
5.00%, 02/01/27 500 505,174
State of Illinois (GO) (AG)
5.50%, 05/01/30 8,035 8,415,111
State of Illinois, Series A (GO)
5.00%, 10/01/28 500 520,875

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
5.00%, 11/01/28 $ 5 $ 5,215
5.00%, 12/01/34 (c) 100 101,700
5.00%, 05/01/41 (c) 365 369,555
5.00%, 03/01/46 (c) 4,865 4,928,080
State of Illinois, Series B (GO)
5.00%, 03/01/27 2,000 2,024,115
5.25%, 05/01/42 (c) 3,000 3,173,534
5.25%, 05/01/45 (c) 1,470 1,532,342
5.25%, 05/01/49 (c) 5,900 6,025,439
State of Illinois, Series B (GO) (BAM)
4.25%, 05/01/46 (c) 2,955 2,749,339
State of Illinois, Series C (GO)
5.00%, 11/01/29 (c) 4,000 4,089,848
State of Illinois, Series D (GO)
5.00%, 09/01/40 (c) 1,000 1,051,506
State of Illinois, Series D (RB)
3.00%, 06/15/31 (c) 100 96,269
Upper Illinois River Valley Development Authority, Elgin Math and Science Academy Charter School
Project, Series A (RB)
6.00%, 03/01/63 (c) 1,000 891,952
Village of Bolingbrook, Special Service Area No. 1 (ST)
5.25%, 03/01/41 (c) 500 503,579
Village of Bridgeview (GO)
5.00%, 12/01/42 (c) 360 329,234
Will County Community High School District No. 210, Series B (GO)
0.00%, 01/01/29 ^ 90 82,415
0.00%, 01/01/31 ^ 245 206,184
423,181,134
Indiana : 0.7%
City of Anderson, Indiana Economic Development, anderson University (RB)
4.75%, 10/01/27 (c) 90 78,309
City of Valparaiso, Pratt Paper, LLC Project (RB)
5.00%, 01/01/54 (c) 2,000 1,955,163
City of Whiting, Indiana, BP Products North America Inc. Project (RB)
4.00%, 12/01/44 (c) (p) 1,750 1,748,320
Indiana Finance Authority Educational Facilities, Earlham College Project, Series A (RB)
5.00%, 10/01/32 (c) 150 147,959
Indiana Finance Authority Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series C (RB)
3.00%, 11/01/30 1,360 1,322,245
Indiana Finance Authority Student Housing (RB)
5.25%, 07/01/55 (c) 2,000 1,775,028
5.75%, 07/01/60 (c) 1,000 946,718
Indiana Finance Authority Student Housing, Series A (RB)
5.25%, 07/01/64 (c) 1,000 972,036
Indiana Finance Authority, Baptist Healthcare System, Series A (RB)
5.00%, 08/15/51 (c) 2,000 2,004,031
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series B (RB)
3.00%, 11/01/30 4,630 4,501,466
Indiana Finance Authority, Stadium Project, Series A (RB)
5.00%, 02/01/32 2,000 2,159,875
Indiana Finance Authority, United States Steel Corp. Project, Series A (RB)
4.12%, 12/01/26 5,500 5,509,050
Indiana Finance Authority, University Health, Series D-1 (RB)
5.00%, 10/01/64 (c) (p) 2,000 2,104,616
Indianapolis Local Public Improvement Bond Bank (RB)
5.75%, 03/01/43 (c) 2,340 2,445,095
6.00%, 03/01/53 (c) 1,000 1,028,723

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Indiana (continued)
6.12%, 03/01/57 (c) $ 1,135 $ 1,173,377
29,872,011
Iowa : 0.9%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax (RB) (BAM)
5.00%, 07/01/46 (c) 1,000 1,047,159
5.25%, 01/01/51 (c) 2,000 2,074,168
City of Coralville, Marriott Hotel and Convention Center, Series E (CP)
4.00%, 06/01/29 (c) 1,025 991,936
Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB)
5.00%, 05/15/43 (c) 655 654,747
5.00%, 05/15/48 (c) 4,000 3,843,270
Iowa Finance Authority, Midwestern Disaster Area, Alcoa Inc. Project (RB)
4.75%, 08/01/42 (c) 19,570 19,588,785
Iowa Finance Authority, Senior Living Facility (RB)
5.50%, 10/01/45 (c) 500 511,056
5.75%, 10/01/55 (c) 1,000 1,017,247
5.88%, 10/01/65 (c) 500 507,415
Iowa Finance Authority, Series A (RB)
5.00%, 05/15/49 (c) 3,500 3,331,147
5.12%, 05/15/59 (c) 1,000 932,599
Iowa Higher Education Loan Authority, Wartburg College Project (RB)
5.00%, 10/01/37 (c) 2,115 1,977,772
PEFA, Inc., Gas Project, Series A (RB)
5.00%, 04/01/35 (c) 4,000 4,197,186
40,674,487
Kansas : 0.4%
City of Garden City, Sports of the World Star Bond Project Phase II (RB)
5.38%, 06/01/39 (c) 500 497,865
City of Hutchinson, Regional Medical Center, Inc. (RB)
5.00%, 12/01/41 (c) 250 217,137
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc., Series A (RB)
5.00%, 05/15/43 (c) 1,000 999,614
City of Manhattan, Kansas Health Care Facilities, Meadowlark Hills, Series A (RB)
4.00%, 06/01/46 (c) 3,000 2,566,532
5.50%, 06/01/55 (c) 1,000 1,006,191
5.50%, 06/01/60 (c) 1,400 1,398,957
City of Manhattan, Kansas Health Care Facilities, Meadowlark Hills, Series B-1 (RB)
4.20%, 06/01/32 (c) 1,060 1,052,956
City of Manhattan, Kansas Health Care Facilities, Meadowlark Hills, Series B-2 (RB)
3.75%, 06/01/31 (c) 500 496,719
City of Wichita, Health Care Facilities, Series I (RB)
5.00%, 05/15/38 (c) 1,355 1,322,474
City of Wichita, Health Care Facilities, Series III (RB)
5.00%, 05/15/34 (c) 250 250,504
5.00%, 05/15/50 (c) 500 427,514
City of Wichita, Kansas Health Care Facilities, Larksfield Place, Series A7 (RB)
6.75%, 06/01/55 (c) 500 513,649
City of Wichita, Kansas, K-96 Greenwich Star Bond Project, Phase III, Series A (RB)
4.12%, 09/01/33 (c) 250 247,615
Manhattan Kansas Health Care Facilities, Meadowlark Hills, Series A (RB)
4.00%, 06/01/36 (c) 1,000 953,833
Topeka Kansas Health Care Facilities, Brewster Place, Series A (RB)
6.25%, 12/01/42 (c) 1,000 1,032,150
6.50%, 12/01/52 (c) 1,000 1,016,963
Unified Government of Wyandotte County, Northwest Speedway Star Bond District (RB)
5.50%, 03/01/46 (c) 500 496,959
Wyandotte County, Unified School District No. 500 (GO) (BAM)
5.00%, 09/01/50 (c) 1,000 1,020,109

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Kansas (continued)
5.25%, 09/01/55 (c) $ 1,500 $ 1,541,507
17,059,248
Kentucky : 1.5%
Christian County, Jennie Stuart Medical Center (RB)
5.38%, 02/01/36 (c) 100 100,063
City of Henderson, Kentucky Exempt Facilities, Pratt Paper, LLC Project, Series A (RB)
4.45%, 01/01/42 (c) 2,250 2,217,679
Kentucky Bond Development Corp. Student Housing, Western Kentucky University Project, Series A
(RB) (AG)
4.75%, 07/01/56 (c) 1,100 1,056,795
5.00%, 07/01/65 (c) 3,500 3,438,366
5.25%, 07/01/61 (c) 1,000 1,022,890
Kentucky Bond Development Corp., University of Kentucky Central Utility Plant Project, Series A (RB)
5.25%, 10/31/51 (c) 1,000 1,028,253
5.50%, 10/31/56 (c) 2,000 2,091,577
Kentucky Economic Development Finance Authority Hospital, Series A (RB)
5.00%, 06/01/31 (c) 1,315 1,322,601
5.00%, 06/01/45 (c) 1,720 1,705,769
Kentucky Economic Development Finance Authority, Louisville Arena Authority, Inc., Series A (RB) (AG)
5.00%, 12/01/45 (c) 2,655 2,667,394
5.00%, 12/01/47 (c) 760 759,942
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series
A (RB)
5.00%, 05/15/31 (c) 3,045 3,017,419
5.00%, 05/15/36 (c) 500 477,484
5.00%, 05/15/46 (c) 1,250 1,062,594
Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
5.38%, 11/15/32 (c) 1,250 1,214,581
5.50%, 11/15/45 (c) 180 154,792
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series A (RB)
5.25%, 06/01/41 (c) 750 751,064
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series B (RB)
5.00%, 06/01/40 (c) 500 498,277
Kentucky Municipal Power Agency, Prairie State Project, Series B (RB)
5.00%, 09/01/34 500 543,347
Kentucky Municipal Power Agency, Prairie State Project, Series B (RB) (AG)
4.00%, 09/01/42 (c) 1,000 945,592
Kentucky Public Energy Authority, Gas Supply, Series A (RB)
5.25%, 06/01/55 (c) (p) 13,200 13,884,057
Kentucky Public Energy Authority, Gas Supply, Series A-1 (RB)
5.00%, 05/01/55 (c) (p) 2,500 2,591,305
Kentucky Public Energy Authority, Gas Supply, Series B (RB)
5.00%, 01/01/55 (c) (p) 9,000 9,377,295
Kentucky Public Energy Authority, Gas Supply, Series C (RB)
5.00%, 05/01/36 (c) 5,500 5,700,097
Louisville & Jefferson County, UOFL Health Project, Series A (RB) (AG)
5.00%, 05/15/47 (c) 2,500 2,516,198
5.00%, 05/15/47 (c) 3,170 3,093,435
5.00%, 05/15/52 (c) 4,000 3,801,216
Paducah Electric Plant Board, Series A (RB) (AG)
5.00%, 10/01/29 (c) 1,045 1,048,571
68,088,653
Louisiana : 1.2%
Calcasieu Parish Memorial Hospital Service District (RB)
5.00%, 12/01/39 (c) 3,800 3,542,790
City of New Orleans, Series A (GO)
5.75%, 12/01/55 (c) 250 266,673

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Louisiana (continued)
City of Shreveport (GO) (AG)
5.00%, 03/01/49 (c) $ 1,000 $ 1,011,138
City of Shreveport, State of Louisiana Water and Sewer (RB) (AG)
5.00%, 12/01/28 1,000 1,044,041
Louisiana Local Government Environmental Facilities and Community Development Authority,
Christwood Project (RB)
4.25%, 11/15/30 650 650,887
5.00%, 11/15/37 (c) 1,020 1,040,600
5.25%, 11/15/53 (c) 300 285,305
Louisiana Local Government Environmental Facilities and Community Development Authority, City of
New Orleans Gomesa Project (RB)
4.00%, 11/01/46 (c) 2,625 2,326,339
Louisiana Local Government Environmental Facilities and Community Development Authority,
Jefferson Parish Gomesa Project (RB) (NATL)
4.00%, 11/01/44 (c) 2,230 2,017,124
Louisiana Local Government Environmental Facilities and Community Development Authority,
Westlake Chemical Corp. Project (RB)
3.50%, 11/01/32 (c) 3,245 3,140,891
Louisiana Public Facilities Authority Senior Lien, I-10 Calcasieu River Bridge Public-Private Partnership
Project (RB)
5.50%, 09/01/54 (c) 4,310 4,371,488
Louisiana Public Facilities Authority, Acadiana Renaissance Chapter Academy Project (RB)
6.00%, 06/15/59 (c) 500 498,935
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project (RB)
5.00%, 09/01/66 (c) 1,000 949,622
5.50%, 09/01/59 (c) 3,000 3,039,988
5.75%, 09/01/64 (c) 9,000 9,266,278
Louisiana Public Facilities Authority, Lake Charles Charter Academy Project, Series A (RB)
5.00%, 12/15/34 (c) 1,500 1,519,833
5.00%, 12/15/43 (c) 1,000 966,091
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series B (RB)
5.00%, 05/15/30 (c) 2,000 2,117,757
Parish of St. James, Nustar Logistics, LP Project (RB)
6.35%, 07/01/40 (c) 2,355 2,520,230
Parish of St. James, Nustar Logistics, LP Project, Series A (RB)
6.35%, 10/01/40 (c) 6,000 6,421,118
Parish of St. John the Baptist, Louisiana, Marathon Oil Corporation Project, Series D (RB)
3.00%, 06/01/37 (p) 4,000 3,974,341
50,971,469
Maine : 0.1%
Maine Finance Authority Solid Waste Disposal, Series R-3 (RB)
5.00%, 08/01/35 625 648,029
Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center, Series A (RB)
4.00%, 07/01/46 (c) 1,695 1,310,896
5.00%, 07/01/41 (c) 1,000 933,732
5.00%, 07/01/46 (c) 3,345 3,087,590
5,980,247
Maryland : 0.8%
Baltimore Maryland, Harbor Point Project (RB)
5.00%, 06/01/51 (c) 1,000 998,736
City of Baltimore, Convention Center Hotel (RB)
5.00%, 09/01/30 (c) 1,000 1,007,126
5.00%, 09/01/42 (c) 2,250 2,210,186
5.00%, 09/01/46 (c) 2,000 1,941,690
City of Baltimore, East Baltimore Research Park Project, Series A (RB)
5.00%, 09/01/38 (c) 500 502,437
City of Baltimore, Harbor Point Project (RB)
5.12%, 06/01/43 (c) 250 250,054

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Maryland (continued)
Frederick County, Maryland Educational Facilities Project, Mount Saint Mary's University, Series A (RB)
5.00%, 09/01/32 (c) $ 2,000 $ 1,996,429
5.00%, 09/01/37 (c) 1,000 970,221
5.00%, 09/01/45 (c) 1,000 919,626
Frederick County, Maryland Urban Community Development Authority, Series A (ST)
4.00%, 07/01/50 (c) 1,885 1,648,883
Frederick County, Maryland, Jefferson Technology Park Project, Series B (TA)
4.62%, 07/01/43 (c) 1,800 1,800,403
Frederick County, Maryland, Mount Saint Mary's University (RB)
6.00%, 09/01/56 (c) 250 241,413
Howard County, Series A (TA)
4.50%, 02/15/47 (c) 2,500 2,347,293
Maryland Economic Development Corp., Core Natural Resources, Inc. Project (RB)
5.00%, 07/01/48 (c) (p) 2,000 2,127,285
Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
4.38%, 07/01/36 (c) 470 459,508
4.50%, 07/01/44 (c) 530 508,049
Maryland Economic Development Corp., Morgan State University, Series A (RB) (AG)
5.25%, 07/01/56 (c) 1,000 1,016,642
5.25%, 07/01/61 (c) 1,000 1,012,747
Maryland Economic Development Corp., Port Covington Project (TA)
4.00%, 09/01/50 (c) 3,250 2,678,721
Maryland Health and Higher Educational Facilities Authority, Kennedy Krieger Issue, Series A (RB)
5.50%, 07/01/56 (c) 3,000 3,101,353
Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB)
5.00%, 07/01/38 (c) 250 250,789
Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center, Inc. (RB) (AG)
5.00%, 07/01/55 (c) 3,000 3,010,434
Maryland Health and Higher Educational Facilities Authority, Series A (RB)
5.25%, 07/01/52 (c) 2,250 2,320,571
Prince George County, Collington Episcopal Life Care Community, Inc. (RB)
5.25%, 04/01/37 (c) 1,000 1,001,515
Prince George's County, Suitland-Naylor Road Project (TA)
4.75%, 07/01/36 (c) 400 400,103
Washington Suburban Sanitary District, Maryland (RB)
4.38%, 06/01/51 (c) 2,000 1,941,027
36,663,241
Massachusetts : 1.7%
Collegiate Charter School of Lowell (RB)
5.00%, 06/15/39 (c) 365 364,988
Commonwealth of Massachusetts, Series A (GO)
5.00%, 04/01/45 (c) 1,000 1,062,146
5.00%, 04/01/50 (c) 1,250 1,292,769
Commonwealth of Massachusetts, Series E (GO)
5.00%, 08/01/54 (c) 2,000 2,050,309
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series J (RB)
5.00%, 07/01/53 (c) 1,500 1,474,181
Massachusetts Development Finance Agency, Boston Medical Center, Series D (RB)
5.00%, 07/01/44 (c) 2,120 2,119,842
Massachusetts Development Finance Agency, Boston Medical Center, Series G (RB)
5.25%, 07/01/52 (c) 1,435 1,413,805
Massachusetts Development Finance Agency, Boston Student Housing Project (RB)
5.00%, 10/01/48 (c) 1,000 971,521
Massachusetts Development Finance Agency, Brown University Health, Series A (RB)
5.25%, 08/15/45 (c) 1,000 1,046,975
5.50%, 08/15/50 (c) 1,500 1,570,896
Massachusetts Development Finance Agency, Care Communities, LLC Issue, Series A (RB)
5.50%, 07/15/35 250 253,109

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Massachusetts (continued)
6.38%, 07/15/45 (c) $ 500 $ 513,320
Massachusetts Development Finance Agency, CHF Wentworth, Inc. - Pike Student Housing Project,
Series A (RB)
5.12%, 07/01/51 (c) 915 880,525
5.38%, 07/01/56 (c) 1,300 1,275,598
5.38%, 07/01/61 (c) 800 771,974
5.50%, 07/01/66 (c) 1,350 1,317,059
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Series Q (RB)
5.50%, 12/01/56 (c) 2,000 2,104,629
Massachusetts Development Finance Agency, Emmanuel College, Series A (RB)
5.00%, 10/01/43 (c) 1,035 990,723
Massachusetts Development Finance Agency, Lasell Village, Inc. (RB)
5.00%, 07/01/29 1,500 1,565,742
5.25%, 07/01/50 (c) 1,000 1,016,723
5.25%, 07/01/55 (c) 1,000 1,009,116
Massachusetts Development Finance Agency, Lawrence General Hospital (RB)
5.00%, 07/01/34 (c) 1,000 926,683
Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB)
5.25%, 07/01/34 (c) 350 330,793
Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility (RB)
5.00%, 11/15/38 (c) 500 508,473
5.12%, 11/15/46 (c) 500 504,103
Massachusetts Development Finance Agency, Lowell Community Charter Public School Project (RB)
5.00%, 07/01/46 (c) 750 726,893
5.38%, 07/01/56 (c) 1,250 1,196,539
5.50%, 07/01/66 (c) 2,250 2,154,000
Massachusetts Development Finance Agency, Merrimack College Student Housing Project, Series A
(RB)
5.00%, 07/01/54 (c) 1,000 937,272
5.00%, 07/01/60 (c) 1,000 921,424
Massachusetts Development Finance Agency, Middlesex Sustainable Energy Partners, Series A (RB)
5.00%, 10/01/29 500 523,685
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
4.00%, 10/01/32 (c) 1,000 998,329
4.12%, 10/01/42 (c) 2,500 2,322,923
5.00%, 10/01/47 (c) 1,400 1,385,228
5.00%, 10/01/57 (c) 14,550 13,835,020
Massachusetts Development Finance Agency, Series N (RB) (AG)
5.00%, 07/01/30 1,000 1,074,590
5.00%, 07/01/50 (c) 1,000 1,025,613
Massachusetts Development Finance Agency, Series N-1 (RB)
4.50%, 07/01/54 (c) 2,000 1,830,643
5.25%, 07/01/50 (c) 4,000 4,060,265
Massachusetts Development Finance Agency, South Shore Hospital Issue, Series I (RB)
4.00%, 07/01/36 (c) 1,500 1,405,060
Massachusetts Development Finance Agency, Springfield College Issue, Series A (RB) (AG)
4.00%, 06/01/56 (c) 5 3,656
Massachusetts Development Finance Agency, Suffolk University (RB)
5.00%, 07/01/34 (c) 1,120 1,120,627
Massachusetts Development Finance Agency, UMass Boston Student Housing Project (RB)
5.00%, 10/01/41 (c) 1,930 1,930,729
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project (RB)
5.00%, 10/01/48 (c) 1,000 898,797
Massachusetts Development Finance Agency, UMass Memorial Health Care, Series I (RB)
5.00%, 07/01/29 (c) 190 190,141
5.00%, 07/01/46 (c) 510 498,768
Massachusetts Development Finance Agency, UMass Memorial Health Care, Series N-2 (RB)
5.00%, 07/01/35 (c) 1,000 1,081,192

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Wellforce, Inc., Series C (RB) (AG)
3.00%, 10/01/45 (c) $ 3,000 $ 2,234,202
Massachusetts Development Finance Agency, Worcester Polytechnic Institute (RB)
5.00%, 09/01/59 (c) 2,000 2,027,549
Massachusetts Port Authority, Series B (RB)
5.50%, 07/01/51 (c) 750 797,403
5.50%, 07/01/56 (c) 1,250 1,316,868
Massachusetts State Development Finance Agency, Wellforce Issue, Series A (RB)
5.00%, 07/01/33 (c) 1,250 1,264,402
75,097,820
Michigan : 0.8%
Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB)
5.00%, 02/15/41 (c) 290 274,680
City of Detroit, Michigan Unlimited Tax (GO)
5.50%, 04/01/45 (c) 250 257,596
City of Detroit, Michigan Unlimited Tax, Series A (GO)
5.00%, 04/01/46 (c) 135 136,734
5.00%, 04/01/50 (c) 1,475 1,479,473
Detroit Service Learning Academy, Public School Academy (RB) (AG)
4.00%, 07/01/41 (c) 1,000 859,014
Economic Development Corp., Beacon Hill Project, Series A (RB)
5.75%, 11/01/45 (c) 1,000 1,015,594
Economic Development Corp., Beacon Hill Project, Series B-3 (RB)
4.12%, 11/01/30 (c) 1,500 1,499,511
Economic Development Corp., Friendship Village of Kalamazoo Project, Series A (RB)
5.00%, 08/15/36 (c) 500 497,539
6.00%, 08/15/46 (c) 1,000 1,035,028
6.25%, 08/15/56 (c) 1,000 1,021,246
6.25%, 08/15/61 (c) 1,130 1,149,898
Economic Development Corp., Friendship Village of Kalamazoo Project, Series B-1 (RB)
4.50%, 08/15/31 (c) 500 492,848
Economic Development Corp., Friendship Village of Kalamazoo Project, Series B-2 (RB)
4.25%, 08/15/31 (c) 2,000 1,966,799
Economic Development Corp., Friendship Village of Kalamazoo Project, Series B-3 (RB)
3.90%, 08/15/31 (c) 2,000 1,966,499
Flint Michigan Hospital Building Authority, Hurley Medical Center (RB)
4.00%, 07/01/41 (c) 500 439,043
Flint Michigan Hospital Building Authority, Hurley Medical Center, Series B (RB)
4.75%, 07/01/28 (c) 150 149,537
Ivywood Classical Academy (RB)
6.25%, 01/01/59 (c) 1,000 961,828
Michigan Finance Authority, Corewell Health, Series B-2 (RB)
5.00%, 08/15/55 (p) 5,000 5,425,671
Michigan Finance Authority, Henry Ford Health (RB)
5.50%, 02/28/57 (c) 4,255 4,354,077
Michigan Finance Authority, Presbyterian Villages of Michigan (RB)
5.50%, 11/15/45 (c) 294 261,268
Michigan Finance Authority, Tobacco Settlement Bonds, Series B-2 (RB)
0.00%, 06/01/65 (c) ^ 15,345 1,539,696
Michigan Finance Authority, Trinity Health Credit Group, Series A (RB)
4.00%, 12/01/49 (c) 1,215 1,050,419
Michigan Strategic Fund Limited Obligation, I-75 Improvement Project (RB) (AG)
4.25%, 12/31/38 (c) 4,000 3,881,476
Michigan Strategic Fund, Bedrock Detroit - Transformational Brownfield Plan Project (RB)
4.25%, 10/01/36 (c) 325 322,678
4.62%, 10/01/41 (c) 500 498,918
5.50%, 10/01/53 (c) 500 502,557

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Michigan (continued)
Michigan Strategic Fund, I-75 Improvement Project (RB)
5.00%, 06/30/31 (c) $ 600 $ 613,741
5.00%, 12/31/32 (c) 700 715,005
5.00%, 06/30/48 (c) 1,470 1,445,090
Michigan Strategic Fund, I-75 Improvement Project (RB) (AG)
4.50%, 06/30/48 (c) 1,000 914,030
Michigan Tobacco Settlement Finance Authority, Series B (RB)
0.00%, 06/01/52 (c) ^ 260 32,704
36,760,197
Minnesota : 0.8%
Chippewa County, Montevideo Hospital Project (RB)
4.00%, 03/01/37 (c) 135 126,890
City of Anoka, Homestead at Anoka, Inc. Project (RB)
4.25%, 11/01/27 (c) 215 214,197
City of Apple Valley (RB)
5.38%, 09/01/45 (c) 420 432,107
5.50%, 09/01/55 (c) 600 610,145
5.62%, 09/01/65 (c) 815 817,870
City of Brainerd, Pinecrest of County Manor Project, Series A (RB)
5.50%, 05/01/45 (c) 1,000 1,016,146
City of Brooklyn Park, Minnesota Charter School (RB)
5.12%, 06/15/54 (c) 1,000 908,660
City of Coon Rapids (RB)
6.50%, 06/15/47 (c) 1,000 1,027,096
City of Crookston, Health Care Facilities, Riverview Health Project (RB)
5.00%, 05/01/34 (c) 3,000 1,758,064
City of Deephaven, Charter School, Eagle Ridge Academy Project, Series A (RB)
5.25%, 07/01/40 (c) 500 500,110
5.50%, 07/01/50 (c) 2,860 2,859,978
City of Forest Lake, International Language Academy, Series A (RB) (SAW)
5.38%, 08/01/50 (c) 500 487,985
City of Maple Grove, Minnesota Health Care Facilities (RB)
3.38%, 05/01/33 (c) 115 105,919
City of Minneapolis, Fairview Health Services, Series A (RB)
5.00%, 11/15/34 (c) 1,830 1,870,074
City of Shakopee Senior Housing (RB)
5.75%, 11/01/55 (c) 500 503,380
City of St. Cloud, Centracare Health System (RB)
5.00%, 05/01/54 (c) 1,000 1,007,769
City of St. Louis Park, Place Via Sol Project (RB) (AMBAC)
6.00%, 07/01/53 (d) (p) * 1,927 48,185
City of St. Paul Park, Minnesota, Presbyterian Homes - Norris Square Project (RB)
5.50%, 06/01/62 (c) 1,000 973,329
City of St. Paul, Minnesota Housing and Redevelopment Authority, Series A (RB)
4.00%, 11/15/43 (c) 2,000 1,777,823
5.75%, 09/01/46 (c) 325 325,077
Duluth Economic Development Authority, Benedictine Health System, Series A (RB)
4.00%, 07/01/41 (c) 2,255 1,945,432
Housing and Redevelopment Authority of The City of Saint Paul, Minnesota Charter School, Nova
Classical Academy Project (RB)
5.50%, 09/01/55 (c) 425 412,819
5.62%, 09/01/65 (c) 750 724,777
Minneapolis Minnesota Health Care System, Fairview Health Services, Series A (RB)
5.00%, 11/15/49 (c) 2,000 1,967,619
Minnesota Agricultural and Economic Development Board, Fairview Health Services, Series A (RB)
5.00%, 11/15/36 (c) 2,250 2,421,462
5.00%, 11/15/44 (c) 1,000 1,030,851

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Minnesota (continued)
Minnesota Agricultural and Economic Development Board, Health Care Facilities (RB)
4.00%, 01/01/49 (c) $ 4,000 $ 3,520,360
5.25%, 01/01/47 (c) 2,330 2,414,872
Minnesota Higher Education Facilities Authority, Augsburg College, Series A (RB)
5.00%, 05/01/46 (c) 1,000 687,549
Minnesota Higher Education Facilities Authority, Augsburg College, Series B (RB)
4.25%, 05/01/40 (c) 820 563,853
Rum River Special Education Cooperative, A Minnesota Joint Powers Entity, Series A (CP)
5.00%, 02/01/35 (c) 1,750 1,811,171
5.50%, 02/01/46 (c) 1,000 1,009,315
Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB)
4.00%, 08/01/36 (c) 250 230,737
Woodbury, Minnesota Charter School Lease, Woodbury Leadership Academy Project, Series A (RB)
4.00%, 07/01/56 (c) 1,150 809,583
36,921,204
Mississippi : 0.2%
Mississippi Development Bank, Magnolia Regional Health Center Project (RB)
4.00%, 10/01/41 (c) 3,500 2,859,748
5.00%, 10/01/32 (c) 1,530 1,548,038
Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Corp., Series A (RB)
5.00%, 09/01/41 (c) 3,000 3,005,157
7,412,943
Missouri : 1.1%
Boone County, Boone Hospital Center (RB)
3.00%, 08/01/34 (c) 410 303,230
4.00%, 08/01/38 (c) 565 418,493
City of Liberty, Liberty Commons Project, Series A (TA)
5.75%, 06/01/35 (c) 500 500,495
City of Nevada, Regional Medical Center (RB) (ACA)
4.30%, 10/01/26 (c) 15 14,987
City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB)
4.38%, 11/15/35 (c) 250 234,771
Health and Educational Facilities Authority of the State of Missouri, Missouri Baptist University (RB)
5.00%, 10/01/35 (c) 500 496,432
6.00%, 10/01/45 (c) 500 503,367
Health and Educational Facilities Authority of the State of Missouri, The Children's Mercy Hospital,
Series A (RB)
4.00%, 05/15/48 (c) 9,000 7,934,341
Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series A (RB)
5.25%, 02/01/48 (c) 1,000 1,012,680
5.25%, 02/01/54 (c) 250 250,240
Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series B (RB)
5.00%, 02/01/46 (c) 1,460 1,460,003
Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series C (RB)
4.00%, 02/01/42 (c) 575 521,249
I-470 Western Gateway Transportation Development District, Series A (RB)
5.25%, 12/01/48 (c) 1,100 1,099,989
Kansas City Industrial Development Authority, Methodist Retire Home, Series B (RB)
5.00%, 11/15/46 (d) * 3,894 39
Kansas City Missouri Industrial Development Authority, Historic Northeast Redevelopment Plan,
Series A-1 (RB)
5.00%, 06/01/46 (c) 500 501,461
Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB)
5.25%, 05/15/37 (c) 1,500 1,504,934
5.25%, 05/15/50 (c) 2,000 1,890,988
Lee's Summit Industrial Development Authority, John Knox Village, Series A (RB)
5.00%, 08/15/32 (c) 2,430 2,463,197
5.00%, 08/15/36 (c) 1,550 1,550,243

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Missouri (continued)
5.00%, 08/15/39 (c) $ 1,000 $ 1,009,587
5.00%, 08/15/42 (c) 2,000 2,001,089
5.00%, 08/15/46 (c) 400 385,666
5.38%, 08/15/50 (c) 270 271,158
5.50%, 08/15/55 (c) 310 311,843
5.62%, 08/15/54 (c) 500 507,876
5.62%, 08/15/61 (c) 515 517,759
Lee's Summit Industrial Development Authority, John Knox Village, Series B-1 (RB)
4.00%, 08/15/48 (c) 2,000 2,000,608
Lee's Summit Industrial Development Authority, John Knox Village, Series B-2 (RB)
3.80%, 08/15/48 (c) 3,410 3,411,054
Lee's Summit Industrial Development Authority, John Knox Village, Series B-3 (RB)
3.60%, 08/15/48 (c) 2,845 2,845,893
Missouri State Health and Educational Facilities Authority, Lutheran Senior Services Project, Series A
(RB)
5.00%, 02/01/42 (c) 3,150 3,179,944
St. Joseph Industrial Development Authority, Missouri Healthcare, Series A (RB)
5.00%, 01/01/50 (c) 1,000 696,303
St. Louis County, Industrial Development Authority, Friendship Village St. Louis (RB)
5.00%, 09/01/48 (c) 2,500 2,452,841
St. Louis County, Industrial Development Authority, Friendship Village St. Louis, Series A (RB)
5.00%, 09/01/38 (c) 500 505,698
5.25%, 09/01/53 (c) 6,000 5,914,919
St. Louis County, Industrial Development Authority, St. Andrew's Resources, Series A (RB)
5.00%, 12/01/35 (c) 150 150,033
University City of Missouri, Industrial Development Authority, Series A (RB)
4.88%, 06/15/36 (c) 800 812,631
49,636,041
Montana : 0.1%
City of Kalispell, Immanuel Living at Buffalo Hill Project, Series B (RB)
4.25%, 05/15/30 (c) 500 500,410
Montana Facility Finance Authority, Health Care Facilities, Children's Home & Hospital Project, Series
A (RB)
4.00%, 07/01/50 (c) 1,970 1,367,678
Montana Facility Finance Authority, St. John's United Project, Series A (RB)
5.50%, 11/15/46 (c) 1,000 987,266
6.12%, 11/15/56 (c) 1,000 1,005,240
6.12%, 11/15/61 (c) 1,000 1,002,205
Montana Facility Finance Authority, St. John's United Project, Series B-2 (RB)
4.35%, 11/15/32 (c) 750 750,123
Montana Facility Finance Authority, St. John's United Project, Series B-3 (RB)
4.10%, 11/15/31 (c) 600 600,223
6,213,145
Nebraska : 0.3%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB)
5.00%, 09/01/30 2,000 2,071,437
5.00%, 09/01/34 1,000 1,031,747
5.00%, 09/01/36 500 510,025
5.00%, 09/01/42 5,000 4,908,768
5.00%, 08/01/55 (c) (p) 2,000 2,105,484
Central Plains Energy Project, Series G (RB)
5.00%, 05/01/53 (c) (p) 235 243,429
Omaha Public Power District, Series B (RB)
5.00%, 02/01/50 (c) 2,000 2,067,703
12,938,593
Nevada : 0.3%
City of Las Vegas, Special Improvement District No. 814 (SA)
4.00%, 06/01/44 (c) 225 204,783

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Nevada (continued)
4.00%, 06/01/49 (c) $ 510 $ 432,306
City of Las Vegas, Special Improvement District No. 818 (SA)
5.00%, 12/01/49 (c) 500 493,050
City of Reno, Special Assessment District No. 1, Local Improvement (SA)
5.25%, 06/01/54 (c) 750 741,489
City of Reno, Tax Increment Senior Lien, Series C (TA)
5.40%, 06/01/27 (c) 260 260,378
Clark County School District, Nevada, Series A (GO) (AG)
4.00%, 06/15/45 (c) 2,000 1,868,175
Clark County, Special Improvement District No. 159 (SA)
5.00%, 08/01/35 (c) 150 150,143
Henderson Local Improvement District No. T-18 (SA)
4.00%, 09/01/35 (c) 565 544,633
North Las Vegas, Special Improvement District No. 64 (SA)
4.62%, 06/01/49 (c) 210 197,403
North Las Vegas, Special Improvement District No. 64 (SA) (SAW)
4.62%, 06/01/43 (c) 440 435,400
State of Nevada, Department of Business and Industry, Brightline West Passenger Rail Project, Series
B (RB)
12.00%, 01/01/65 (c) (p) 7,575 4,848,000
State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB)
5.00%, 12/15/35 (c) 2,000 2,000,038
5.00%, 12/15/38 (c) 400 398,010
5.00%, 12/15/48 (c) 500 457,913
5.12%, 12/15/45 (c) 1,000 955,359
13,987,080
New Hampshire : 1.1%
City of Manchester, New Hampshire (RB) (BAM)
5.25%, 07/01/56 (c) 2,000 2,079,308
National Finance Authority Affordable Housing Certificates, Series A (RB) (BAM)
4.12%, 01/20/34 4,309 4,305,489
National Finance Authority, Affordable Housing (RB)
5.15%, 06/20/41 (c) (p) 996 1,001,467
National Finance Authority, Affordable Housing Certificates, Series A (RB)
4.12%, 04/20/43 (c) (p) 2,496 2,406,868
4.15%, 10/20/40 (c) (p) 3,481 3,393,001
National Finance Authority, Astro Sunterra Projects (RB)
0.00%, 12/15/34 (c) ^ 250 144,442
National Finance Authority, Bridgeland Water and Utility Districts (RB)
5.38%, 12/15/35 (c) 1,634 1,623,177
6.12%, 12/15/33 (c) 250 249,250
National Finance Authority, Canyon Ranch Project (RB)
0.00%, 12/01/35 (c) ^ 250 131,379
National Finance Authority, Covanta Project, Series B (RB)
3.75%, 07/01/45 (c) (p) 2,500 2,022,783
4.62%, 11/01/42 (c) 4,225 3,746,667
National Finance Authority, Emberly and Cantera Creek Projects (RB)
5.38%, 12/01/31 (c) 713 708,273
National Finance Authority, Forestar Group Houston-Area Projects (RB)
6.50%, 12/01/34 (c) 250 250,100
National Finance Authority, Goodland Project (RB)
0.00%, 12/15/39 (c) ^ 3,000 1,208,583
National Finance Authority, Highlands Project (RB)
5.12%, 12/15/30 (c) 386 385,867
National Finance Authority, Katy Court Project (RB)
5.88%, 12/01/32 (c) 1,000 1,000,026
National Finance Authority, Lariat Phase 2 Project (RB)
0.00%, 12/15/32 (c) ^ 750 484,388

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Hampshire (continued)
National Finance Authority, LGI Homes Project (RB)
0.00%, 12/15/41 (c) ^ $ 500 $ 188,842
National Finance Authority, Mirador Project (RB)
6.00%, 12/01/31 (c) 750 749,580
National Finance Authority, Municipal Certificates (RB)
4.17%, 01/20/41 3,949 3,671,615
4.22%, 11/20/42 990 939,671
National Finance Authority, New Hampshire Resource Recovery, Covanta Project, Series C (RB)
4.88%, 11/01/42 (c) 2,000 1,816,205
National Finance Authority, New Hampshire, Presbyterian Senior Living Project, Series A (RB)
5.25%, 07/01/48 (c) 1,000 1,010,894
National Finance Authority, Provence Project (RB)
0.00%, 12/01/31 (c) ^ 5,000 3,511,382
National Finance Authority, Silverado Project (RB)
5.00%, 12/01/28 (c) 720 718,548
National Finance Authority, Springpoints Living Project (RB)
4.00%, 01/01/41 (c) 1,000 912,781
National Finance Authority, Tamarron Project (RB)
5.25%, 12/01/35 (c) 1,000 986,951
National Finance Authority, University of Nevada, Reno, Series A (RB) (BAM)
5.25%, 06/01/51 (c) 2,000 2,056,601
National Finance Authority, Valencia Project (RB)
5.30%, 12/01/32 (c) 540 536,355
National Finance Authority, Vista Project, Series A (RB)
5.62%, 07/01/46 (c) 2,600 2,608,434
National Finance Authority, Wildflower Project (RB)
0.00%, 12/15/33 (c) ^ 394 251,824
National Finance Authority, Woodlands Hills Utility Districts 128A and 129 (RB)
5.88%, 12/15/36 (c) 1,500 1,501,783
New Hampshire Health and Education Facilities Authority, University System (RB) (BAM)
5.00%, 07/01/56 (c) 1,000 1,012,095
47,614,629
New Jersey : 2.3%
New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB)
5.00%, 06/01/36 (c) 470 470,035
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.25%, 09/15/29 (c) 895 896,046
5.50%, 06/01/33 (c) 60 60,105
5.62%, 11/15/30 (c) 1,765 1,767,429
5.62%, 11/15/30 (c) 250 250,344
5.75%, 09/15/27 (c) 510 510,821
New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement
District Project (SA)
5.75%, 04/01/31 55 55,031
New Jersey Economic Development Authority, Lions Gate Project (RB)
4.88%, 01/01/29 (c) 410 410,088
5.00%, 01/01/34 (c) 500 499,978
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
4.00%, 07/01/32 (c) 1,640 1,638,368
4.00%, 07/01/34 (c) 2,000 1,970,232
5.00%, 07/01/33 (c) 4,640 4,680,491
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB) (BAM)
5.00%, 07/01/28 (c) 2,500 2,540,501
New Jersey Economic Development Authority, Port Newark Container Terminal LLC Project (RB)
5.00%, 10/01/47 (c) 3,300 3,301,935
New Jersey Economic Development Authority, School Facilities Construction, Series EEE (RB)
5.00%, 06/15/48 (c) 2,880 2,923,909

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Jersey (continued)
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB)
5.00%, 06/15/38 (c) $ 600 $ 621,803
New Jersey Economic Development Authority, West Campus Housing, LLC, Series A (RB)
4.12%, 07/01/30 (c) 150 143,635
New Jersey Educational Facilities Authority, Princeton University, Series A (RB)
5.00%, 07/01/64 (c) (p) 2,000 2,163,312
New Jersey Educational Facilities Authority, Rider University, Series F (RB)
5.00%, 07/01/47 (c) 490 386,339
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB)
5.00%, 10/01/28 (c) 500 516,539
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health, Series A (RB)
5.00%, 07/01/29 5,000 5,285,412
5.50%, 07/01/37 (c) 1,000 1,156,089
5.50%, 07/01/42 (c) 1,000 1,120,134
New Jersey Higher Education Student Assistance Authority, Series A (RB)
4.25%, 12/01/46 (c) 1,000 968,405
5.00%, 12/01/30 500 528,174
5.00%, 12/01/31 500 531,438
5.00%, 12/01/32 1,000 1,066,325
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/33 ^ 5 3,815
5.00%, 12/15/26 5 5,038
5.00%, 12/15/28 200 209,608
5.00%, 06/15/38 (c) 1,500 1,622,589
5.00%, 12/15/39 (c) 385 397,708
5.25%, 06/15/39 (c) 3,000 3,290,453
New Jersey Transportation Trust Fund Authority, Series AA (RB)
5.00%, 06/15/36 (c) 1,000 1,106,603
5.00%, 06/15/37 (c) 1,000 1,098,111
5.00%, 06/15/40 (c) 1,000 1,075,264
5.00%, 06/15/41 (c) 1,000 1,069,885
5.00%, 06/15/45 (c) 2,000 2,094,625
New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
0.00%, 12/15/28 ^ 100 92,828
New Jersey Transportation Trust Fund Authority, Series C (RB) (NATL)
0.00%, 12/15/31 ^ 365 302,798
New Jersey Transportation Trust Fund Authority, Series CC (RB)
5.25%, 06/15/50 (c) 1,000 1,042,315
Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB) (NATL)
5.25%, 01/01/27 100 100,720
Passaic County Improvement Authority, Series A (RB)
5.00%, 01/01/55 (c) 750 689,839
5.00%, 01/01/60 (c) 500 452,477
South Jersey Port Corp., Marine Terminal, Series B (RB)
5.00%, 01/01/34 (c) 360 365,243
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/28 2,250 2,328,956
5.00%, 06/01/46 (c) 10,020 9,890,649
5.25%, 06/01/46 (c) 5,175 5,186,899
Tobacco Settlement Financing Corp., Series B (RB)
5.00%, 06/01/46 (c) 32,510 31,443,584
100,332,925
New Mexico : 0.1%
New Mexico Hospital Equipment Loan Council, La Vida Llena Expansion Project, Series A (RB)
5.00%, 07/01/49 (c) 3,480 3,131,286
New Mexico Municipal Energy Acquisition Authority, Gas Supply (RB)
5.00%, 06/01/54 (c) (p) 1,000 1,053,492
4,184,778

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York : 10.6%
Brooklyn Arena Local Development Corp., Barclays Center (RB)
0.00%, 07/15/32 ^ $ 395 $ 312,753
0.00%, 07/15/33 ^ 370 280,185
0.00%, 07/15/47 ^ 180 62,724
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
5.00%, 07/15/42 (c) 9,515 9,526,856
Build NYC Resource Corp., Albert Einstein School of Medicine, Inc., Project (RB)
5.50%, 09/01/45 (c) 4,500 4,439,197
Build NYC Resource Corp., Bayridge Preparatory School Project (RB)
5.00%, 09/01/49 (c) 1,255 1,148,581
5.00%, 09/01/59 (c) 4,300 3,759,700
Build NYC Resource Corp., Civic Chapter School Project (RB)
5.62%, 07/01/45 (c) 500 501,517
Build NYC Resource Corp., Kipp NYC Public School Facilities, Canal West Project (RB)
5.25%, 07/01/52 (c) 1,000 1,002,684
5.25%, 07/01/57 (c) 1,000 1,000,236
Build NYC Resource Corp., Renaissance Charter School 2 Project, Series A (RB)
4.25%, 06/15/35 1,350 1,321,145
4.75%, 06/15/40 (c) 1,900 1,840,670
5.25%, 06/15/45 (c) 1,000 992,805
5.50%, 06/15/50 (c) 1,250 1,228,275
5.50%, 06/15/55 (c) 1,000 963,527
5.75%, 06/15/60 (c) 2,000 1,980,888
Build NYC Resource Corp., Richmond University Medical Center Project, Series A (RB)
5.62%, 12/01/50 (c) 1,200 998,957
Build NYC Resource Corp., Riverspring Health Senior Living, Inc. Project, Series B-4 (RB)
5.00%, 12/15/31 (c) 4,000 3,979,455
Build NYC Resource Corp., Shefa School Project, Series A (RB) (SAW)
5.00%, 06/15/51 (c) 6,500 5,635,164
Build NYC Resource Corp., Unity Preparatory Charter School of Brooklyn Project, Series A (RB)
5.50%, 06/15/63 (c) 1,000 965,628
Build NYC Resource Corp., Zeta Charter Schools, Series A (RB)
5.12%, 10/15/45 (c) 1,500 1,486,857
5.25%, 10/15/50 (c) 1,500 1,431,671
5.38%, 10/15/55 (c) 1,000 950,639
5.38%, 10/15/61 (c) 2,000 1,871,623
5.50%, 06/01/56 (c) 1,000 973,872
5.62%, 06/01/61 (c) 1,000 986,475
5.75%, 06/01/66 (c) 1,500 1,489,565
City of New York, Series D (GO)
5.00%, 10/01/45 (c) 1,000 1,049,540
City of Troy, Capital Resource Corp., Series A (RB)
4.00%, 09/01/40 (c) 1,250 1,163,047
County of Sullivan, Adelaar Infrastructure Project, Series A-2 (SA)
5.35%, 11/01/49 (c) 2,000 1,955,882
Dutchess County Local Development Corp., Bard College Project, Series A (RB)
5.00%, 07/01/40 (c) 2,500 2,514,036
5.00%, 07/01/45 (c) 3,000 2,978,792
5.00%, 07/01/51 (c) 4,370 4,228,036
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
5.00%, 07/01/46 (c) 3,000 2,908,562
Erie Tobacco Asset Securitization Corp., Series A (RB)
5.00%, 06/01/38 (c) 5 4,427
5.00%, 06/01/45 (c) 2,000 1,569,577
Genesee County Funding Corp., Rochester Regional Health Energy Projects, Series A (RB)
5.50%, 12/01/55 (c) 4,000 4,122,809
Hudson Yards Infrastructure Corp., Series A (RB) (AG)
4.00%, 02/15/47 (c) 1,955 1,764,662

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
Long Island Power Authority, Electric System, Series B (RB)
3.00%, 09/01/55 (c) (p) $ 1,500 $ 1,495,304
Metropolitan Transportation Authority, Series A (RB)
5.00%, 11/15/41 (c) 1,000 1,059,433
5.25%, 11/15/49 (c) 1,625 1,676,246
5.25%, 11/15/55 (c) 2,000 2,047,666
Metropolitan Transportation Authority, Series B (RB)
5.00%, 11/15/35 2,000 2,228,085
Metropolitan Transportation Authority, Series E (RB)
4.00%, 11/15/45 (c) 530 474,408
Monroe County Industrial Development Corp., Eugenio Maria De Hostos Charter School Project,
Series A (RB)
5.00%, 07/01/44 (c) 1,000 946,899
5.00%, 07/01/59 (c) 1,000 855,284
Monroe County Industrial Development Corp., Rochester Regional Health Project, Series A (RB)
3.00%, 12/01/40 (c) 5 3,908
4.00%, 12/01/35 (c) 2,100 2,042,310
5.00%, 12/01/31 (c) 500 523,950
Nassau County Tobacco Settlement Corp., Series A-3 (RB)
5.12%, 06/01/46 (c) 2,905 1,439,398
New York & New Jersey Port Authority (RB)
5.00%, 01/15/50 (c) 3,000 3,113,501
New York City Housing Development Corp., Multi-Family Housing, Series C-2 (RB)
3.75%, 05/01/65 (c) (p) 2,000 2,012,832
New York City Housing Development Corp., Multi-Family Housing, Series E-2 (RB)
3.95%, 11/01/64 (c) (p) 1,500 1,515,773
New York City Housing Development Corp., Multi-Family Housing, Series G-2 (RB)
3.15%, 05/01/66 (c) (p) 5,500 5,420,665
New York City Housing Development Corp., Multi-Family Mortgage, Series D (RB)
4.00%, 12/15/31 (c) 250 251,332
New York City Housing Development Corp., Multi-Family Mortgage, Series E (RB)
4.38%, 12/15/31 (c) 1,000 1,010,317
New York City Housing Development Corp., Multi-Family Mortgage, Series F (RB)
5.25%, 12/15/31 (c) 1,250 1,278,588
New York City Industrial Development Agency, Airport Facilities, Series A (RB)
5.00%, 07/01/28 (c) 765 765,390
New York City Industrial Development Agency, Yankee Stadium Project, Series A (RB) (AG)
3.00%, 03/01/36 (c) 2,500 2,290,999
5.00%, 03/01/29 1,000 1,050,089
New York City Transitional Finance Authority, Series E (RB)
5.00%, 11/01/46 (c) 1,500 1,560,380
New York Convention Center Development Corp., Hotel Unit Fee Secured, Series A (RB)
5.00%, 11/15/36 250 278,977
5.00%, 11/15/45 (c) 1,000 1,059,181
New York Counties Tobacco Trust IV, Series A (RB)
3.75%, 06/01/45 (c) 500 350,825
5.00%, 06/01/42 (c) 7,335 5,883,451
5.00%, 06/01/45 (c) 785 571,841
New York Counties Tobacco Trust IV, Series E (RB)
0.00%, 06/01/55 (c) ^ 5 418
New York Counties Tobacco Trust VI, Series A-2B (RB)
5.00%, 06/01/45 (c) 1,270 1,096,879
5.00%, 06/01/51 (c) 5,000 3,619,398
New York Energy Finance Development Corp. (RB)
5.00%, 07/01/56 (c) (p) 4,650 4,731,200
New York Liberty Development Corp., 3 World Trade Center Project (RB)
5.00%, 11/15/44 (c) 17,100 17,123,553
5.38%, 11/15/40 (c) 10,000 10,011,915

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Series 3
(RB)
2.80%, 09/15/69 (c) $ 7,000 $ 6,603,939
New York Liberty Development Corp., Goldman Sachs Headquarters LLC (RB)
5.25%, 10/01/35 3,000 3,372,228
New York State Dormitory Authority, Catholic Health System, Series A (RB)
4.00%, 07/01/45 (c) 2,500 2,013,838
New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC)
5.50%, 07/01/35 480 499,170
New York State Dormitory Authority, Fit Student Housing Corp. (RB) (NATL)
5.25%, 07/01/31 150 156,040
New York State Dormitory Authority, Fordham University, Series A (RB)
5.00%, 07/01/41 (c) 1,550 1,526,375
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB)
5.00%, 08/01/27 1,000 1,012,915
5.00%, 08/01/29 (c) 1,000 1,026,336
New York State Dormitory Authority, New York University, Series A (RB) (AG)
5.00%, 07/01/43 (c) 2,375 2,427,865
New York State Dormitory Authority, White Plains Hospital (RB)
5.25%, 10/01/49 (c) 1,100 1,124,139
New York State Dormitory Authority, White Plains Hospital (RB) (AG)
5.50%, 10/01/54 (c) 4,300 4,489,157
New York State Dormitory Authority, Yeshiva University, Series A (RB)
5.00%, 07/15/50 (c) 4,300 4,167,176
New York State Environmental Facilities Corp., Casella Waste Systems, Inc. Project, Series R-1 (RB)
(FHA)
4.25%, 09/01/50 (c) (p) 250 253,427
New York State Environmental Facilities Corp., Casella Waste Systems, Inc. Project, Series R-2 (RB)
4.30%, 12/01/44 (p) 750 744,886
New York State Housing Finance Agency, Affordable Housing, Series G-2 (RB)
3.25%, 05/01/66 (c) (p) 1,000 984,652
3.35%, 05/01/66 (c) (p) 1,000 989,175
New York State Housing Finance Agency, Series D-2 (RB)
3.15%, 05/01/66 (c) (p) 1,000 990,664
3.25%, 05/01/66 (c) (p) 1,000 990,979
3.35%, 05/01/66 (c) (p) 3,000 2,910,628
New York State Thruway Authority, Series A (RB)
5.00%, 03/15/53 (c) 3,000 3,055,170
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International
Airport Project (RB)
3.00%, 08/01/31 5,765 5,542,247
5.00%, 08/01/26 (c) 1,750 1,750,000
5.00%, 08/01/31 (c) 1,140 1,139,942
5.25%, 08/01/31 (c) 4,985 5,163,705
New York Transportation Development Corp., Delta Air Lines, Inc. LaGuardia Airport Terminals C&D
Redevelopment Project (RB)
4.38%, 10/01/45 (c) 15,500 14,640,762
5.00%, 01/01/30 (c) 1,890 1,934,032
5.00%, 10/01/35 (c) 8,700 9,032,111
5.00%, 10/01/40 (c) 7,000 7,136,577
5.62%, 04/01/40 (c) 5,895 6,250,773
6.00%, 04/01/35 (c) 9,750 10,750,690
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series A
(RB)
5.50%, 12/31/54 (c) 9,900 10,039,087
5.50%, 12/31/60 (c) 1,000 1,012,406

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series A
(RB) (AG)
5.25%, 12/31/54 (c) $ 4,000 $ 4,065,014
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series B
(RB) (AG)
5.00%, 12/31/54 (c) 7,750 5,074,049
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal
One Project (RB)
5.00%, 06/30/60 (c) 2,500 2,411,210
5.25%, 06/30/41 (c) 1,020 1,057,374
5.25%, 06/30/49 (c) 1,850 1,859,562
5.38%, 06/30/60 (c) 6,000 5,963,218
5.50%, 06/30/39 (c) 1,035 1,082,779
6.00%, 06/30/44 (c) 700 758,826
6.00%, 06/30/50 (c) 750 794,069
6.00%, 06/30/54 (c) 6,475 6,682,357
6.00%, 06/30/55 (c) 3,000 3,151,539
6.00%, 06/30/59 (c) 9,000 9,429,217
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal
One Project (RB) (AG)
5.00%, 06/30/54 (c) 6,525 6,476,111
6.00%, 06/30/43 (c) 800 886,117
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project,
Series A (RB)
5.00%, 07/01/34 (c) 3,000 3,001,636
5.00%, 07/01/41 (c) 11,445 11,446,614
5.00%, 07/01/46 (c) 27,410 26,973,581
5.25%, 01/01/50 (c) 21,245 21,222,926
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project,
Series A (RB) (AG)
4.00%, 07/01/35 (c) 3,000 2,942,604
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport
Project (RB)
4.00%, 12/01/42 (c) 4,420 4,009,547
5.00%, 12/01/39 (c) 1,000 1,032,634
5.00%, 12/01/41 (c) 6,000 6,158,723
5.00%, 12/01/42 (c) 1,000 1,023,441
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport
Project (RB) (AG)
5.00%, 12/01/28 500 518,594
5.00%, 12/01/29 10,050 10,538,349
5.00%, 12/01/30 5,000 5,292,019
5.00%, 12/01/32 6,080 6,504,425
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport
Project, Series C (RB)
4.00%, 12/01/42 (c) 4,845 4,551,714
New York Trust Cultural Resources, Lincoln Center for the Performing Arts, Inc., Series A (RB)
5.00%, 12/01/30 6,425 6,944,900
Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series A (RB)
4.75%, 11/01/42 (c) 2,250 2,002,886
Otsego County Capital Resource Corp., Hartwick College Project, Series A (RB)
5.00%, 10/01/45 (c) 355 237,942
Suffolk Tobacco Asset Securitization Corp., Series B-2 (RB)
0.00%, 06/01/66 (c) ^ 10,515 858,561
Triborough Bridge and Tunnel Authority, Series A (RB)
5.50%, 12/01/59 (c) 1,000 1,055,392
Troy Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB)
5.00%, 09/01/36 (c) 2,020 2,097,799

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/41 (c) $ 1,700 $ 1,708,099
TSASC, Inc., Tobacco Settlement Bonds, Series B (RB)
5.00%, 06/01/45 (c) 5,600 5,248,812
5.00%, 06/01/48 (c) 3,000 2,789,817
Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB)
5.00%, 09/15/37 (c) 400 398,834
5.25%, 09/15/42 (c) 500 493,272
5.25%, 09/15/53 (c) 1,680 1,541,548
5.88%, 09/15/59 (c) 2,000 2,001,339
Westchester County Local Development Corp., Medical Center (RB)
5.00%, 11/01/46 (c) 4,860 4,438,683
Westchester County Local Development Corp., Purchase Senior Learning Community Inc., Project,
Series A (RB)
5.00%, 07/01/46 (c) 2,000 1,902,815
5.00%, 07/01/56 (c) 4,500 4,006,866
Westchester County Local Development Corp., Sunrise of Tarrytown, Series A (RB)
6.00%, 12/01/45 (c) 500 516,592
6.38%, 12/01/55 (c) 1,600 1,649,609
6.50%, 12/01/65 (c) 2,000 2,064,041
Westchester Tobacco Asset Securitization Corp., Series B (RB)
5.00%, 06/01/41 (c) 200 201,183
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB)
5.00%, 10/15/54 (c) 275 239,389
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB)
(AG)
5.00%, 10/15/39 (c) 315 305,606
466,524,739
North Carolina : 1.1%
Columbus County, Industrial Facilities & Pollution Control Financing Authority (RB)
4.20%, 05/01/34 500 509,418
North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
5.00%, 12/31/37 (c) 1,000 1,000,470
North Carolina Medical Care Commission, Advocate Health Nonprofit Credit Group, Series A (RB)
5.00%, 08/01/35 (c) 1,000 1,105,971
North Carolina Medical Care Commission, Affordable Senior Housing Foundation, Series A (RB)
7.00%, 11/01/55 (c) 500 507,153
North Carolina Medical Care Commission, Duke University Health System, Series B (RB)
5.00%, 06/01/55 (c) (p) 4,000 4,240,909
North Carolina Medical Care Commission, Retirement Facilities First Mortgage (RB)
5.00%, 10/01/31 (c) 3,530 3,534,596
5.00%, 10/01/34 (c) 670 717,915
5.00%, 10/01/35 (c) 565 603,145
5.00%, 10/01/37 (c) 1,140 1,140,535
5.25%, 12/01/54 (c) 1,000 1,015,839
5.38%, 10/01/45 (c) 810 833,046
5.62%, 10/01/55 (c) 360 365,927
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Deerfield Episcopal
Retirement Community Project, Series A (RB)
5.25%, 11/01/46 (c) 3,955 4,062,515
5.25%, 11/01/56 (c) 2,000 1,992,515
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Deerfield Episcopal
Retirement Community Project, Series B-3 (RB)
3.45%, 11/01/30 (c) 1,750 1,717,750
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Deerfield Episcopal
Retirement Community Project, Series B-4 (RB)
3.20%, 11/01/30 (c) 2,500 2,448,865

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
North Carolina (continued)
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Salemtowne Project
(RB)
5.38%, 10/01/45 (c) $ 1,760 $ 1,759,948
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Salemtowne Project,
Series A (RB)
5.00%, 10/01/48 (c) 1,945 1,826,431
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Series A (RB)
5.00%, 10/01/30 (c) 165 165,200
5.00%, 10/01/33 (c) 1,000 1,068,744
5.50%, 09/01/54 (c) 1,485 1,488,666
5.50%, 04/01/56 (c) 500 490,630
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Series A (RB) (AG)
5.00%, 07/01/49 (c) 385 366,565
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Series B-3 (RB)
4.25%, 09/01/28 (c) 500 501,014
North Carolina Medical Care Commission, Salemtowne Project (RB)
5.25%, 10/01/37 (c) 465 465,155
North Carolina Municipal Power Agency Number 1, Catawba (RB)
5.00%, 01/01/32 1,000 1,089,503
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien (RB)
5.00%, 01/01/30 (c) 1,000 1,007,089
5.00%, 01/01/40 (c) 5,000 5,097,793
5.00%, 01/01/49 (c) 2,180 2,192,165
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien (RB) (AG)
4.00%, 01/01/55 (c) 1,625 1,463,697
North Carolina Turnpike Authority, Triangle Expressway System, Series B (RB) (AG)
5.00%, 01/01/32 (c) 600 625,057
5.00%, 01/01/36 (c) 1,000 1,033,909
46,438,135
North Dakota : 0.2%
City of Grand forks, Altru Health System (RB)
5.00%, 12/01/32 (c) 2,000 2,068,840
City of Horace, North Dakota, Series B (GO) (BAM)
4.90%, 05/01/51 (c) 1,800 1,795,932
City of Williston, Eagle Crest Apartments LLC Project (RB)
6.25%, 09/01/23 (d) * 405 15,435
7.75%, 09/01/38 (c) (d) * 846 32,251
County of Grand forks, Red River Biorefinery, LLC Project, Series A (RB)
7.00%, 12/15/43 (c) (d) * 5,500 55
County of Ward, North Dakota Health Care Facilities, Series C (RB)
5.00%, 06/01/43 (c) 1,000 932,558
5.00%, 06/01/48 (c) 3,000 2,701,564
7,546,635
Ohio : 2.9%
Akron Bath Copley Joint Township Hospital District, Summa Health System (RB)
5.25%, 11/15/41 (c) 500 503,018
Brunswick City School District, Classroom Facilities and School Improvement (GO) (BAM)
5.25%, 12/01/53 (c) 2,000 2,061,483
Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
4.00%, 06/01/48 (c) 3,000 2,572,530
Buckeye Tobacco Settlement Financing Authority, Series B-2 (RB)
5.00%, 06/01/55 (c) 40,655 30,795,223
Centerville Ohio Health Care, Graceworks Lutheran Services (RB)
5.25%, 11/01/47 (c) 1,000 961,878
City of Norwood, Rookwood Exchange Project (TA)
5.00%, 12/01/41 (c) 500 512,102

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Ohio (continued)
Cleveland Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project
(RB)
5.00%, 12/01/28 $ 500 $ 508,604
Cleveland-Cuyahoga County Port Authority, Series A (RB)
5.88%, 01/01/49 (c) 750 743,017
Columbus Regional Airport Authority, Series A (RB)
5.50%, 01/01/50 (c) 3,000 3,131,677
Columbus-Franklin County Finance Authority Multifamily Housing, Silver Birch of Columbus Project,
Series A (RB)
6.05%, 01/01/46 (c) 500 507,998
Columbus-Franklin County Finance Authority, Ohio Dominican University Project (RB) (SBG)
6.50%, 03/01/48 (c) (d) * 3,800 2,280,000
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
4.00%, 08/01/47 (c) 6,050 5,262,082
County of Allen, Ohio, Hospital Facilities, Bon Secours Mercy Health, Inc., Series A (RB)
5.00%, 11/01/33 3,000 3,294,589
County of Butler, Ohio Hospital (RB)
5.00%, 11/15/32 (c) 1,035 1,045,862
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
4.75%, 02/15/47 (c) 340 313,182
5.00%, 02/15/57 (c) 1,000 937,016
5.25%, 02/15/47 (c) 5,000 5,004,065
5.50%, 02/15/52 (c) 1,225 1,227,866
5.50%, 02/15/57 (c) 3,000 3,001,576
County of Hamilton, Ohio Hospital Facilities, Series A (RB)
5.50%, 08/01/51 (c) 1,000 1,008,142
County of Lucas, Ohio Hospital, Promedica Healthcare, Series A (RB) (AG)
5.25%, 11/15/48 (c) 9,000 8,964,922
County of Montgomery, Premier Health Partners, Series A (RB)
4.00%, 11/15/42 (c) 3,940 3,476,968
4.00%, 11/15/45 (c) 1,250 1,064,827
Development Finance Authority of Summit County Student Housing, University of Akron Project,
Series A (RB) (BAM)
5.00%, 07/01/45 (c) 750 764,657
5.50%, 07/01/60 (c) 1,000 1,025,837
Hamilton County, Ohio Healthcare Improvement (RB)
5.50%, 01/01/55 (c) 1,000 1,014,405
Jefferson County Port Authority, JSW Steel USA Inc. Project (RB)
3.50%, 12/01/51 (c) 1,000 809,523
Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Project (RB)
5.00%, 02/15/33 (c) 490 490,233
5.00%, 02/15/44 (c) 1,750 1,711,225
Ohio Air Quality Development Authority State of Ohio Air Quality Revenue, Ohio Valley Electric
Corporation Project, Series A (RB)
3.88%, 01/01/36 (c) 1,500 1,464,728
Ohio Air Quality Development Authority State of Ohio Air Quality Revenue, Ohio Valley Electric
Corporation Project, Series B (RB)
4.35%, 06/30/40 (c) 2,000 1,949,079
Ohio Air Quality Development Authority, American Electric Power Co., Series D (RB)
3.70%, 10/01/28 1,500 1,506,397
Ohio Air Quality Development Authority, AMG Vanadium Project (RB)
5.00%, 07/01/49 (c) 11,000 9,988,356
Ohio Air Quality Development Authority, Dayton Co. Project, Series B (RB)
4.25%, 11/01/40 (p) 2,000 2,016,670
Ohio Air Quality Development Authority, Duke Energy Corp. Project, Series B (RB)
4.25%, 11/01/39 (p) 3,110 3,130,845
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB)
3.25%, 09/01/29 2,750 2,721,963

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Ohio (continued)
Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB)
4.25%, 01/15/38 (c) $ 1,000 $ 979,597
4.50%, 01/15/48 (c) 2,000 1,878,896
Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB)
5.38%, 09/15/27 (c) 5,000 5,006,670
Ohio Housing Finance Agency, Ashford at Central Park Project (RB)
6.25%, 01/01/46 (c) 250 253,560
Ohio Housing Finance Agency, Green Oaks of Fairborn Project, Series A (RB)
6.12%, 01/01/46 (c) 250 252,555
Ohio Housing Finance Agency, Green Oaks of Grove City Project, Series A (RB)
6.12%, 01/01/46 (c) 500 505,110
Ohio Housing Finance Agency, Green Oaks of Walnut Creek Project, Series A (RB)
6.38%, 01/01/46 (c) 250 249,945
Ohio Housing Finance Agency, Multifamily Housing, Haven's Edge Apartments Project, Series A (RB)
5.70%, 08/01/43 (c) 2,000 2,045,278
Ohio Housing Finance Agency, Multifamily Housing, Series A (RB)
6.10%, 01/01/46 (c) 500 509,790
6.25%, 01/01/45 (c) 250 259,324
6.25%, 01/01/45 (c) 250 259,325
6.25%, 01/01/45 (c) 250 259,325
6.30%, 01/01/45 (c) 250 255,843
6.30%, 01/01/45 (c) 500 511,686
6.50%, 01/01/45 (c) 500 518,442
Ohio State University, Series A (RB)
3.00%, 12/01/44 (c) 2,790 2,189,216
5.00%, 12/01/45 (c) 1,250 1,258,940
Port of Greater Cincinnati Development Authority, Convention Center Hotel Project (RB)
5.75%, 03/01/59 (c) 1,000 969,306
Port of Greater Cincinnati Development Authority, Vivera Northbrook Project, Series A (RB)
6.50%, 01/01/45 (c) 500 520,147
Southeastern Ohio Port Authority, Hospital Facilities, Memorial Health System Project (RB)
5.00%, 12/01/35 (c) 245 234,053
5.00%, 12/01/43 (c) 1,240 1,099,550
5.50%, 12/01/43 (c) 70 66,223
127,855,326
Oklahoma : 0.9%
Atoka Industrial Development Authority Solid Waste Disposal Facilities, Gladieux Metals Recycling
Oklahoma, LLC Project (RB)
8.00%, 08/01/39 (c) (d) * 1,000 35,000
Norman Regional Hospital Authority (RB)
3.25%, 09/01/38 (c) 340 220,834
4.00%, 09/01/45 (c) 1,000 649,308
Oklahoma County Finance Authority (RB)
6.50%, 06/15/64 (c) 1,250 1,225,003
Oklahoma Development Finance Authority, Oklahoma City University Project (RB)
5.00%, 08/01/44 (c) 4,305 4,031,208
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
5.00%, 08/15/33 (c) 700 710,144
5.25%, 08/15/43 (c) 2,900 2,907,443
5.25%, 08/15/48 (c) 11,000 10,986,496
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB) (AG)
5.50%, 08/15/52 (c) 4,695 4,695,274
5.50%, 08/15/57 (c) 9,890 9,796,251
Oklahoma Development Finance Authority, Sommerset Project (RB)
5.00%, 07/01/35 (c) 1,015 1,014,888
Oklahoma Municipal Power Authority, Power Supply System, Series A (RB) (AG)
5.25%, 01/01/51 (c) 1,500 1,586,121

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Oklahoma (continued)
Rogers County Industrial Development Authority (RB)
3.62%, 04/01/40 (c) $ 375 $ 311,126
Tulsa Municipal Airport Trust, American Airlines, Inc., Series B (RB)
5.50%, 06/01/35 (c) 3,500 3,500,253
41,669,349
Oregon : 0.3%
Hospital Facility Authority of the City of Albany, Oregon, Mennonite Village Project, Series A (RB)
5.38%, 05/15/54 (c) 1,000 1,007,280
5.38%, 05/15/61 (c) 2,000 2,002,943
Hospital Facility Authority of the City of Albany, Oregon, Mennonite Village Project, Series B-2 (RB)
3.45%, 11/15/30 (c) 1,270 1,263,105
Hospital Facility Authority of the City of Albany, Oregon, Mennonite Village Project, Series B-3 (RB)
3.20%, 11/15/29 (c) 1,000 997,364
Multnomah County, Oregon Hospital Facilities Authority, Parkview Project, Series A (RB) (AG)
4.00%, 12/01/36 (c) 1,000 956,954
Oregon State Facilities Authority, Redmond Proficiency Academy Project, Series A (RB)
5.50%, 06/15/45 (c) 475 479,788
5.62%, 06/15/55 (c) 810 795,739
6.00%, 06/15/65 (c) 1,000 1,007,116
Oregon State Facilities Authority, Samaritan Health Services Project, Series A (RB)
5.00%, 10/01/35 (c) 2,260 2,239,536
5.00%, 10/01/46 (c) 1,000 974,134
11,723,959
Pennsylvania : 3.0%
Adams County General Authority, Brethren Home Community Project, Series A (RB)
5.00%, 06/01/34 (c) 245 256,208
5.00%, 06/01/59 (c) 1,000 954,334
Allegheny County Airport Authority, Pittsburgh International Airport, Series A (RB) (AG)
5.50%, 01/01/48 (c) 1,410 1,467,850
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/28 290 294,674
5.00%, 05/01/28 410 421,839
5.00%, 05/01/32 (c) 250 251,051
5.00%, 05/01/33 (c) 250 254,812
5.00%, 05/01/42 (c) 2,500 2,503,934
5.00%, 05/01/42 (c) 2,245 2,245,490
5.00%, 05/01/42 (c) 1,880 1,933,795
5.38%, 05/01/42 (c) 4,000 4,038,258
5.50%, 05/01/32 3,000 3,187,954
Berks County Municipal Authority, Tower Health Project, Series A-3 (RB)
5.00%, 06/30/39 (c) 10,064 9,459,049
Berks County Municipal Authority, Tower Health Project, Series B-1 (RB)
6.00%, 06/30/44 (c) 1,279 972,843
Bucks County Industrial Development Authority Hospital (RB)
4.00%, 07/01/46 (c) 2,500 2,196,092
5.00%, 07/01/40 (c) 1,250 1,269,538
Chambersburg Area Municipal Authority, Wilson College (RB)
6.00%, 10/01/48 (c) 1,000 938,518
Chester County Health and Education Facilities Authority, Immaculata University Project (RB)
5.00%, 11/01/46 (c) 430 371,744
Chester County Industrial Development Authority, Collegium Charter School Project, Series A (RB)
5.25%, 10/15/47 (c) 1,250 1,095,593
Chester County Industrial Development Authority, Woodland at Greystone Project (SA)
5.00%, 03/01/38 (c) 765 767,003
5.12%, 03/01/48 (c) 1,423 1,412,757
City of Philadelphia, Pennsylvania Airport (RB)
5.00%, 07/01/47 (c) 3,000 3,002,784

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania (continued)
City of Philadelphia, Pennsylvania Airport (RB) (AG)
4.00%, 07/01/46 (c) $ 1,750 $ 1,572,078
Cumberland County Municipal Authority (RB)
4.00%, 01/01/33 (c) 125 123,470
5.00%, 01/01/39 (c) 715 716,749
5.00%, 01/01/45 (c) 3,000 2,908,296
Delaware County Industrial Development Authority, Chester Community Charter School Project,
Series A (RB)
5.12%, 06/01/46 (c) 395 378,685
Delaware Valley, Pennsylvania Regional Finance Authority, Series A (RB) (AMBAC)
5.50%, 08/01/28 1,835 1,922,731
Erie Pennsylvania Higher Education Building Authority, Mercyhurst University Project (RB)
5.00%, 09/15/37 (c) 1,000 904,268
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project (RB)
5.00%, 12/01/49 (c) 500 446,699
5.00%, 12/01/54 (c) 215 186,809
Lancaster County Hospital Authority, Brethren Village Project (RB)
5.12%, 07/01/37 (c) 1,000 990,391
Lancaster County Hospital Authority, St. Anne's Retirement Community, Inc. Project (RB)
5.00%, 03/01/40 (c) 425 409,398
5.00%, 03/01/45 (c) 310 285,933
5.00%, 03/01/50 (c) 425 373,586
Monroe County Industrial Development Authority, Camelback Pocono Township Project (TA)
5.00%, 07/01/33 225 229,523
Montgomery County Higher Education and Health Authority, Holy Redeemer Health System, Series A
(RB)
5.00%, 10/01/40 (c) 5,150 4,370,856
Montgomery County Higher Education and Health Authority, Presbytery Homes, Inc. Project (RB)
5.00%, 12/01/47 (c) 2,000 1,960,527
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B
(RB)
5.00%, 05/01/47 (c) 1,800 1,813,752
Montgomery County Industrial Development Authority, Series A (RB)
4.10%, 04/01/53 (p) 7,050 7,181,349
Montgomery County Industrial Development Authority, Series B (RB)
4.10%, 06/01/29 6,040 6,205,419
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement
Community Project (RB)
5.00%, 01/01/30 (c) 125 125,091
5.25%, 01/01/40 (c) 870 870,222
Moon Industrial Development Authority, Baptist Homes Society (RB)
5.62%, 07/01/30 (c) 245 245,186
6.00%, 07/01/45 (c) 590 589,990
Northampton County Industrial Development Authority, Morningstar Senior Living, Inc. Project (RB)
5.00%, 11/01/39 (c) 1,000 999,001
Pennsylvania Economic Development Financing Authority, Covanta Project, Series A (RB)
3.25%, 08/01/39 (c) 8,595 6,672,890
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Package One
Project (RB)
5.00%, 06/30/32 1,000 1,061,855
5.25%, 06/30/53 (c) 2,000 2,017,387
5.50%, 06/30/40 (c) 3,000 3,161,952
5.50%, 06/30/43 (c) 400 420,347
6.00%, 06/30/61 (c) 7,000 7,334,755
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Package One
Project (RB) (AG)
5.00%, 12/31/57 (c) 8,780 8,782,299
5.50%, 06/30/42 (c) 1,805 1,919,090

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement
Project (RB)
5.00%, 12/31/26 (c) $ 1,485 $ 1,486,632
5.00%, 12/31/28 (c) 575 575,532
5.00%, 12/31/30 (c) 410 410,315
5.00%, 06/30/42 (c) 6,945 6,863,592
Pennsylvania Economic Development Financing Authority, Tapestry Moon Senior Housing Project,
Series A (RB)
6.50%, 12/01/38 (c) (d) * 3,040 364,800
6.75%, 12/01/53 (c) (d) * 6,470 776,400
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Series A
(RB)
3.25%, 06/01/41 (c) (p) 2,250 2,245,739
Pennsylvania Higher Education Assistance Agency, Series 1A (RB)
4.25%, 06/01/47 (c) 1,000 965,118
5.00%, 06/01/31 1,000 1,049,525
5.00%, 06/01/32 1,000 1,050,808
Pennsylvania Higher Educational Facilities Authority, Drexel University (RB)
5.00%, 05/01/36 500 527,464
Pennsylvania Higher Educational Facilities Authority, University of Sciences (RB)
5.00%, 11/01/42 (c) 405 393,213
Philadelphia Authority for Industrial Development, Charter School Project (RB)
5.00%, 06/15/43 (c) 1,000 981,230
Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB)
5.00%, 06/15/39 (c) 355 343,338
Philadelphia Authority for Industrial Development, KIPP Philadelphia Charter School Project, Series B
(RB) (AG)
5.00%, 04/01/46 (c) 1,000 778,416
Philadelphia Authority for Industrial Development, La Salle University (RB)
4.00%, 05/01/42 (c) 2,000 1,180,292
Philadelphia Authority for Industrial Development, Performing Arts, String Theory Charter School
Project (RB)
5.00%, 06/15/40 (c) 500 489,904
5.00%, 06/15/50 (c) 1,000 921,127
Philadelphia Authority for Industrial Development, TECH Freire Charter School, Series A (RB)
5.50%, 06/01/49 (c) 2,000 1,763,325
Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series
A (RB)
5.00%, 07/01/32 (c) 735 737,119
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System
(RB)
5.00%, 07/01/33 (c) 1,000 1,004,563
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System,
Series A (RB)
5.00%, 07/01/31 (c) 1,240 1,248,051
5.00%, 07/01/32 (c) 220 221,197
Scranton-Lackawanna, Pennsylvania Health and Welfare Authority (RB)
5.00%, 06/01/36 (c) 1,500 1,394,111
134,248,515
Puerto Rico : 5.9%
Children's Trust Fund, Series A (RB)
0.00%, 05/15/57 (c) ^ 200,000 7,974,220
Cofina Class 2 Trust (RB) (AMBAC)
0.00%, 08/01/47 ^ 77 25,332
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
5.00%, 07/01/30 7,830 8,255,447
5.00%, 07/01/37 (c) 6,290 6,604,089
5.00%, 07/01/47 (c) 5,000 5,043,528

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series B (RB)
5.00%, 07/01/29 $ 3,000 $ 3,131,483
5.00%, 07/01/37 (c) 3,365 3,507,304
Puerto Rico Commonwealth, Series A-1 (GO)
0.00%, 07/01/33 (c) ^ 17,588 12,787,138
4.00%, 07/01/41 (c) 8,380 7,861,110
4.00%, 07/01/46 (c) 109 98,663
Puerto Rico Commonwealth, Series A-1 (GO) (BAM)
4.00%, 07/01/33 (c) 13,570 13,579,454
4.00%, 07/01/35 (c) 12,538 12,436,315
4.00%, 07/01/37 (c) 9,000 8,804,006
5.62%, 07/01/27 6,607 6,739,329
5.75%, 07/01/31 10,055 10,855,646
Puerto Rico Electric Power Authority, Series VV (RB) (NATL)
5.25%, 07/01/30 2,705 2,720,950
5.25%, 07/01/32 450 450,243
5.25%, 07/01/33 1,000 995,496
5.25%, 07/01/34 2,740 2,717,048
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
Authority, University Plaza Project, Series A (RB) (NATL)
5.00%, 07/01/33 (c) 20 20,020
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
0.00%, 07/01/31 (c) ^ 5,000 4,239,262
0.00%, 07/01/46 (c) ^ 119,423 43,671,295
4.50%, 07/01/34 (c) 2,800 2,792,410
5.00%, 07/01/58 (c) 20,267 19,502,806
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AG)
0.00%, 07/01/29 (c) ^ 6,306 5,720,630
4.55%, 07/01/40 (c) 10,414 10,319,720
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AMBAC)
4.75%, 07/01/53 (c) 27,216 25,876,883
Puerto Rico Sales Tax Financing Corp., Series A-2 (RB)
4.33%, 07/01/40 (c) 12,145 11,871,774
4.55%, 07/01/40 (c) 6,432 6,373,770
4.78%, 07/01/58 (c) 5,000 4,733,778
Puerto Rico Sales Tax Financing Corp., Series B-1 (RB)
4.75%, 07/01/53 (c) 3,334 3,169,956
5.00%, 07/01/58 (c) 3,000 2,855,694
Puerto Rico Sales Tax, Series A-1 (RB)
0.00%, 07/01/51 (c) ^ 15,151 4,025,699
259,760,498
Rhode Island : 0.2%
Rhode Island Health and Educational Building Corp., Brown University Health, Series B (RB)
5.00%, 05/15/31 (c) 3,500 3,724,329
Rhode Island Health and Educational Building Corp., Care New England, Series B (RB)
5.00%, 09/01/26 100 100,035
5.00%, 09/01/31 (c) 500 499,973
5.00%, 09/01/36 (c) 3,750 3,669,486
Rhode Island Health and Educational Building Corp., Student Hoisting, Series A (RB) (AG)
5.00%, 07/01/65 (c) 1,250 1,187,576
9,181,399
South Carolina : 0.6%
Berkeley County, South Carolina Nexton Improvement District (SA)
4.38%, 11/01/49 (c) 800 701,818
Goose Creek, South Carolina Carnes Crossroads Improvement District (SA)
5.25%, 10/01/45 (c) 500 506,409
Piedmont Municipal Power Agency, South Carolina Electric, Series C (RB)
5.00%, 01/01/34 (c) 1,000 1,004,669

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
South Carolina (continued)
South Carolina Jobs, Economic Development Authority, Educational Facilities (RB)
6.50%, 06/15/54 (c) $ 1,000 $ 1,000,779
South Carolina Jobs, Economic Development Authority, Educational Facilities, Series A (RB)
5.50%, 06/15/33 (c) 2,000 1,951,394
South Carolina Jobs, Economic Development Authority, Entrance Fee Principal, Wesley Commons
Project, Series B (RB)
3.88%, 10/01/30 500 497,748
South Carolina Jobs, Economic Development Authority, Gray Collegiate Academy Project (RB)
6.38%, 07/01/66 (c) 1,000 978,803
South Carolina Jobs, Economic Development Authority, Hampton Medical Center Project (RB)
5.00%, 11/01/33 (c) 500 500,766
5.00%, 11/01/37 (c) 650 636,561
South Carolina Jobs, Economic Development Authority, Health Facilities, Series A (RB)
5.80%, 12/01/50 (c) 1,000 1,014,413
South Carolina Jobs, Economic Development Authority, Health Facilities, Series B-3 (RB)
4.00%, 12/01/30 1,250 1,250,479
South Carolina Jobs, Economic Development Authority, High Point Academy Project, Series A (RB)
5.75%, 06/15/49 (c) 500 463,280
South Carolina Jobs, Economic Development Authority, Hospital Facilities, Bon Second Mercy Health,
Inc., Series A (RB)
5.25%, 11/01/44 (c) 500 535,486
South Carolina Jobs, Economic Development Authority, Hospital Facilities, Bon Second Mercy Health,
Inc., Series B (RB)
5.00%, 11/01/49 (c) (p) 1,000 1,085,185
South Carolina Jobs, Economic Development Authority, Libertas Woodruff Project, Series a (RB)
7.15%, 08/15/55 (c) 500 516,341
South Carolina Jobs, Economic Development Authority, Lutheran Homes of South Carolina, Inc. (RB)
5.00%, 05/01/43 (c) 320 287,066
South Carolina Jobs, Economic Development Authority, South Carolina Episcopal Home at Still Hopes
(RB)
5.00%, 04/01/47 (c) 3,000 2,844,528
South Carolina Jobs, Economic Development Authority, Wesley Commons Project, Series A (RB)
5.62%, 10/01/50 (c) 500 501,622
5.62%, 10/01/60 (c) 1,185 1,172,589
South Carolina Jobs, Economic Development Authority, Woodlands at Furman (RB)
4.00%, 11/15/27 (c) 110 109,994
5.25%, 11/15/37 (c) 2,000 2,017,074
5.25%, 11/15/52 (c) 2,000 1,933,602
South Carolina Jobs. Economic Development Authority, Beaufort Memorial Hospital & South of Broad
Healthcare Project (RB)
5.75%, 11/15/54 (c) 1,000 999,893
South Carolina Jobs. Economic Development Authority, Health Facilities, Series A (RB)
5.75%, 12/01/60 (c) 1,000 996,292
South Carolina Public Service Authority, Series A (RB) (AG)
5.00%, 12/01/55 (c) 2,000 2,033,912
25,540,703
South Dakota : 0.1%
City of Sioux Falls, Dow Rummel Village Project (RB)
5.00%, 11/01/42 (c) 750 705,213
5.00%, 11/01/46 (c) 500 455,365
County of Lincoln, South Dakota Economic Development, Augustana College Association Project,
Series A (RB)
4.00%, 08/01/51 (c) 1,550 1,221,211
4.00%, 08/01/56 (c) 1,410 1,071,620
4.00%, 08/01/61 (c) 1,300 962,734
4,416,143

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Tennessee : 0.7%
Bristol Industrial Development Board, Pinnacle Project, Series A (RB)
5.00%, 12/01/35 (c) $ 2,000 $ 1,974,944
Chattanooga Health, Educational and Housing Facility Board, Series A-2 (RB)
5.00%, 08/01/44 (c) 310 314,955
Health and Educational Facilities Board of Rutherford County, Tennessee Student Housing, Series A-1
(RB) (BAM)
5.00%, 07/01/50 (c) 845 837,120
Health, Educational and Housing Facility Board of the County of Shelby, Baptist Memorial Health Care,
Series A (RB)
5.00%, 09/01/32 (c) 1,500 1,612,404
Knox County Health Educational and Housing Facility Board (RB)
4.00%, 09/01/40 (c) 295 253,715
4.00%, 09/01/47 (c) 290 226,377
5.00%, 04/01/36 (c) 1,055 1,057,415
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board,
Lipscomb University Project, Series A (RB)
5.25%, 10/01/58 (c) 2,000 1,858,332
Metropolitan Nashville Airport Authority Airport Improvement, Series B (RB)
5.00%, 07/01/40 (c) 1,050 1,107,231
5.00%, 07/01/41 (c) 1,000 1,052,598
5.00%, 07/01/42 (c) 1,050 1,100,713
5.00%, 07/01/43 (c) 1,000 1,043,877
5.00%, 07/01/44 (c) 1,750 1,817,295
5.00%, 07/01/45 (c) 1,250 1,292,804
5.00%, 07/01/46 (c) 1,250 1,284,123
5.25%, 07/01/35 (c) 680 731,373
5.50%, 07/01/56 (c) 1,250 1,302,662
Shelby County, Tennessee Health Educational and Housing Facility, University of Memphis Project,
Series A-1 (RB)
5.00%, 06/01/44 (c) 500 497,486
5.25%, 06/01/56 (c) 750 718,136
Sports Authority of the Metropolitan Government of Nashville and Davidson County, Stadium Project,
Series A (RB) (AG)
5.25%, 07/01/56 (c) 3,300 3,398,945
Tennessee Corp. Gas Supply, Series A (RB)
5.50%, 10/01/53 (c) (p) 1,875 1,975,702
Tennessee Energy Acquisition Corp., Gas Project, Series B (RB)
5.62%, 09/01/26 5,000 5,007,293
30,465,500
Texas : 5.6%
Angelina and Neches River Authority, Industrial Development Corp., Solid Waste Disposal and
Wastewater Treatment Facilities, Series A (RB)
7.50%, 12/01/45 (c) (d) * 1,500 75,000
Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc. (RB)
4.88%, 06/15/59 (c) 1,000 872,123
5.00%, 06/15/64 (c) 500 439,303
5.62%, 06/15/45 (c) 2,000 2,033,382
5.75%, 06/15/55 (c) 1,000 1,002,721
5.88%, 06/15/65 (c) 4,000 4,015,496
Arlington Higher Education Finance Corp., Cypress Christian School (RB)
5.75%, 06/01/43 (c) 1,000 1,013,972
6.00%, 06/01/53 (c) 1,000 999,061
6.25%, 06/01/63 (c) 1,000 1,001,773
Arlington Higher Education Finance Corp., Great Hearts America, Series A (RB)
4.75%, 08/15/61 (c) (p) 500 492,637
Arlington Higher Education Finance Corp., Legacy Traditional School - Texas Project, Series A (RB)
6.75%, 02/15/62 (c) 5 4,970

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Arlington Higher Education Finance Corp., Logos Preparatory Academy (RB)
6.12%, 06/01/56 (c) $ 1,000 $ 941,728
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB)
5.00%, 01/01/33 (c) 500 500,463
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW)
5.00%, 01/01/27 280 280,864
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series B (RB)
5.00%, 01/01/34 (c) 500 499,256
Bexar County Health Facilities Development Corp., Army Retirement Residence Project (RB)
5.00%, 07/15/37 (c) 850 851,607
5.00%, 07/15/41 (c) 2,000 1,950,536
Board of Managers, Joint Guadalupe County, City of Seguin Hospital (RB)
5.00%, 12/01/40 (c) 610 584,784
5.00%, 12/01/45 (c) 215 198,244
Brazoria County Industrial Development Corp., Texas Solid Waste Disposal Facilities, Gladieux
Recycling, LLC Project (RB) (SAW)
8.50%, 03/01/39 (c) 3,510 35
Brooks Development Authority, Senior Lien, Series C (RB)
5.00%, 08/15/42 (c) (p) 250 254,331
Brooks Development Authority, Special Facilities Hotel (RB)
5.88%, 08/15/52 (c) 250 243,138
Cities of Dallas and fort Worth, Texas Dallas fort Worth International Airport, Series A-1 (RB)
5.25%, 11/01/46 (c) 13,210 13,748,342
Cities of Dallas and fort Worth, Texas Dallas fort Worth International Airport, Series A-2 (RB)
5.00%, 11/01/50 (c) (p) 5,000 5,243,479
City of Anna, Texas, Sherley Farms Public Improvement District (SA)
5.70%, 09/15/56 (c) 500 493,983
City of Austin, Texas Airport System (RB)
5.00%, 11/15/44 (c) 1,025 1,060,020
City of Houston, Airport System, United Airlines, Inc. Catering Options Facility Project (RB)
5.50%, 07/15/35 (c) 3,000 3,227,623
City of Houston, Airport System, United Airlines, Inc. Ground Services Equipment Facility Project (RB)
5.50%, 07/15/36 (c) 1,500 1,619,783
City of Houston, Airport System, United Airlines, Inc. Technical Operations Center Project (RB)
5.00%, 07/15/28 2,965 3,035,456
City of Houston, Airport System, United Airlines, Inc. Terminal E Project, Series A (RB)
5.00%, 07/01/27 885 895,715
City of Houston, Texas Airport System Special Facilities, Series B (RB)
5.25%, 07/15/28 1,500 1,541,140
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. Terminal Improvement
Projects, Series B (RB)
5.50%, 07/15/37 (c) 1,300 1,384,682
5.50%, 07/15/38 (c) 1,250 1,323,586
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series A (RB)
4.00%, 07/01/41 (c) 7,500 6,870,067
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
4.00%, 07/15/41 (c) 21,780 19,947,684
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB)
5.00%, 07/15/27 5,590 5,660,552
5.00%, 07/15/28 2,500 2,559,406
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement
Projects, Series B (RB)
5.25%, 07/15/30 4,500 4,707,420
5.25%, 07/15/34 4,000 4,263,411
5.50%, 07/15/37 (c) 1,500 1,609,496
5.50%, 07/15/38 (c) 3,425 3,650,846
5.50%, 07/15/39 (c) 4,000 4,239,268

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
City of Houston, Texas Airport System, Series A (RB)
5.00%, 07/01/32 $ 500 $ 538,339
5.00%, 07/01/33 500 541,247
5.00%, 07/01/34 500 542,733
City of Houston, Texas, Convention & Entertainment Facilities Department, Series C (RB) (AG)
0.00%, 09/01/49 (c) ^ 8,000 2,480,434
5.50%, 09/01/58 (c) 6,500 6,894,471
City of Lavon, Municipal Corp. of State of Texas, Special Assessment (SA)
5.75%, 09/15/55 (c) 250 249,169
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc., Series A (RB)
5.00%, 02/15/33 500 540,009
5.00%, 02/15/34 750 813,063
5.00%, 02/15/35 (c) 750 815,006
Clifton Higher Education Finance Corp., Valor Education, Series A (RB)
6.00%, 06/15/48 (c) 1,000 970,232
6.00%, 06/15/54 (c) 500 471,102
Dallas County Flood Control District No. 1 (GO)
5.00%, 04/01/32 (c) 850 846,173
Dallas Fort Worth, Texas International Airport, Series A-1 (RB)
5.00%, 11/01/36 (c) 1,000 1,070,024
5.25%, 11/01/44 (c) 2,000 2,103,086
Dallas Housing Finance Corp. Residential Development, Briscoe Apartments, Series A (RB)
6.00%, 12/01/62 (c) 1,000 927,328
FW Chaparral PFC Residential Development (RB)
5.00%, 10/01/35 (c) 500 520,408
Harris County, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes, Inc. Project
(RB)
5.00%, 01/01/48 (c) 1,000 978,241
Harris County, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes, Inc. Project A
(RB)
5.12%, 01/01/48 (c) 1,755 1,754,862
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL)
0.00%, 11/15/27 ^ 590 566,628
0.00%, 11/15/29 ^ 1,405 1,259,693
0.00%, 11/15/30 ^ 115 99,350
Harris County, Houston Sports Authority, Second Lien, Series B (RB) (AG)
5.00%, 11/15/46 (c) 1,000 1,027,351
Hunt Memorial Hospital District (GO)
4.38%, 02/15/36 250 236,949
6.00%, 02/15/45 (c) 500 505,112
Lower Colorado River Authority Transmission, LCRA Transmission Services Corp. Project, Series A (RB)
5.25%, 05/15/50 (c) 1,000 1,042,713
Matagorda County, Navigation District No. 1, Series A (RB) (AMBAC)
4.40%, 05/01/30 1,035 1,077,904
Matagorda County, Navigation District No. 1, Series B-1 (RB)
4.00%, 06/01/30 (c) 3,750 3,751,128
Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) (NATL)
5.12%, 02/15/30 (c) 235 0
Mission Economic Development Corp., Graphic Packaging International LLC Project (RB)
5.00%, 12/01/64 (p) 5,000 5,162,230
5.00%, 12/01/64 (p) 2,750 2,839,227
Mission Economic Development Corp., Senior Lien, Natgasoline Project (RB)
4.62%, 10/01/31 (c) 14,510 14,519,123
Mission Texas Economic Development Corp., Series A (RB)
6.75%, 08/15/45 (c) 250 256,407
Montgomery County Toll Road Authority (RB)
5.00%, 09/15/43 (c) 3,310 3,310,787
5.00%, 09/15/48 (c) 5,915 5,914,985

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., 4-K Housing, Inc. Stoney Brook Project, Series B
(RB)
5.00%, 07/01/52 (c) $ 235 $ 171,550
New Hope Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes, Inc. Project (RB)
5.38%, 01/01/55 (c) 1,000 1,006,564
5.38%, 01/01/60 (c) 500 501,097
New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB)
5.00%, 07/01/36 (c) 230 230,052
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center (RB) (BAM)
4.00%, 08/15/36 (c) 1,000 906,878
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
5.00%, 08/15/59 (c) 1,500 1,288,418
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series B (RB)
4.00%, 08/15/41 (c) 2,315 1,953,100
5.00%, 08/15/54 (c) 1,500 1,310,336
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project (RB)
5.25%, 07/01/32 250 250,820
6.75%, 07/01/44 (c) 500 523,511
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A
(RB)
5.25%, 08/15/27 (c) 75 73,450
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project, Series A (RB)
5.00%, 01/01/55 (c) 2,000 1,691,662
New Hope Cultural Education Facilities Finance Corp., MRC Senior Living - The Langford Project, Series
A (RB)
5.50%, 11/15/46 (c) 750 679,751
New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A
(RB)
5.00%, 07/01/35 (c) 100 96,516
5.00%, 07/01/47 (c) 440 413,244
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project (RB)
5.25%, 10/01/49 (c) 1,000 980,788
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project, Series A (RB)
5.25%, 10/01/55 (c) 1,500 1,430,296
New Hope Cultural Education Facilities Finance Corp., Sanctuary LTC Project, Series A-1 (RB)
5.25%, 01/01/42 (c) 2,000 1,958,419
5.50%, 01/01/57 (c) 4,000 3,745,803
New Hope Cultural Education Facilities Finance Corp., Superior Living Foundation Project, Series A
(RB)
6.25%, 07/01/45 (c) 1,450 1,521,243
6.50%, 07/01/56 (c) 4,500 4,664,779
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. Project (RB)
5.00%, 01/01/50 (c) 185 174,398
5.00%, 01/01/55 (c) 185 170,903
5.50%, 01/01/35 (c) 1,000 1,000,860
Newark Higher Education Finance Corp., TLC Academy, Series A (RB)
6.00%, 08/15/56 (c) 500 480,891
North East Texas Regional Mobility Authority, Series A (RB)
5.00%, 01/01/43 (c) 750 778,948
5.25%, 01/01/44 (c) 1,000 1,053,150
5.25%, 01/01/45 (c) 750 786,955
5.25%, 01/01/46 (c) 1,000 1,045,001
Port Beaumont Navigation District, Allegiant Industrial Island Park Project (RB)
8.00%, 02/01/39 (c) (d) * 2,725 1,635,000
Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series
A (RB)
5.00%, 08/15/36 (c) 1,055 1,055,948
5.00%, 08/15/46 (c) 1,400 1,401,258

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Reagan Hospital District (GO)
4.62%, 08/01/36 $ 250 $ 250,453
6.00%, 08/01/46 (c) 500 520,255
Reagan Hospital District, Series A (GO)
5.12%, 02/01/39 (c) 1,000 968,223
Tarrant County Cultural Education Facilities Finance Corp., Air force Villages Obligated Group Project
(RB)
5.00%, 05/15/37 (c) 125 125,015
Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series
A (RB)
6.38%, 02/15/48 (c) (d) * 535 446,056
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B (RB)
5.00%, 07/01/48 (c) 2,500 2,529,567
Texas Municipal Gas Acquisition and Supply Corp. III (RB)
5.00%, 12/15/28 925 956,009
5.00%, 12/15/29 1,375 1,425,549
5.00%, 12/15/32 3,425 3,591,669
Texas Municipal Gas Acquisition and Supply Corp. V (RB)
5.00%, 01/01/55 (c) (p) 2,000 2,074,198
Texas Municipal Gas Acquisition and Supply Corp. VI (RB)
5.00%, 01/01/36 (c) 3,500 3,609,167
Texas Municipal Gas Acquisition and Supply Corp. VI, Series A (RB)
5.00%, 03/01/28 500 509,791
5.00%, 03/01/29 250 257,123
Texas Municipal Gas Acquisition and Supply Corp., Series D (RB)
6.25%, 12/15/26 360 364,185
Texas Private Activity Bond Surface Transportation Corp., Managed Lanes Project, Series A (RB)
4.00%, 12/31/38 (c) 4,550 4,308,333
4.00%, 12/31/39 (c) 2,550 2,384,055
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC North Tarrant
Express Project (RB)
5.50%, 12/31/58 (c) 6,000 6,148,338
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments LLC (RB)
5.00%, 06/30/58 (c) 4,605 4,494,083
5.50%, 06/30/42 (c) 2,250 2,326,179
5.50%, 06/30/43 (c) 1,000 1,030,928
Texas Water Development Board, State Water Implementation (RB)
4.75%, 10/15/50 (c) 2,000 1,994,901
Town of Westlake, Solana Public Improvement District (SA)
6.12%, 09/01/35 (c) 910 911,069
6.25%, 09/01/40 (c) 910 910,877
6.38%, 09/01/45 (c) 885 885,687
247,966,196
Utah : 0.8%
Arrowhead Springs Public Infrastructure District Limited Tax (GO)
6.00%, 03/01/56 (c) 500 500,996
Black Desert Public Infrastructure District (GO)
4.00%, 03/01/51 (c) 1,000 815,480
Black Ridge Infrastructure Financing District (SA)
6.00%, 12/01/45 (c) 900 911,156
6.25%, 12/01/54 (c) 950 952,999
Fields Estates Public Infrastructure District, Series A (GO)
6.12%, 03/01/55 (c) 500 501,876
Fields Estates Public Infrastructure District, Series A-2 (SA)
5.25%, 12/01/53 (c) 972 944,479
Grapevine Wash Local District, Assessment Area No. 1, Series A-2 (SA)
5.25%, 12/01/44 (c) 1,000 993,471

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Utah (continued)
High Star Ranch Infrastructure Financing District (SA)
6.25%, 12/01/55 (c) $ 250 $ 251,994
Lomond Heights Public Infrastructure District, Lomond Heights Assessment Area, Series A-2 (SA)
5.62%, 12/01/55 (c) 250 248,172
Mida Mountain Village Public Infrastructure District (TA)
5.00%, 06/01/35 (c) 370 295,047
5.12%, 06/15/54 (c) 1,000 979,075
5.75%, 06/01/43 (c) 1,700 1,324,726
6.00%, 06/15/54 (c) 1,000 1,027,474
Resort Core Public Infrastructure District No. 1, Series A-1 (GO)
5.00%, 03/01/41 (c) 750 750,782
5.38%, 03/01/46 (c) 750 745,649
5.62%, 03/01/51 (c) 2,000 2,004,011
5.88%, 03/01/57 (c) 2,000 2,024,353
Resort Core Public Infrastructure District No. 1, Series A-2 (GO)
5.88%, 03/01/46 (c) 2,000 1,571,465
6.38%, 03/01/57 (c) 2,000 1,546,128
Salt Lake City, Salt Lake City International Airport, Series A (RB)
5.00%, 07/01/37 (c) 1,000 1,074,930
5.00%, 07/01/47 (c) 5,000 5,009,937
5.25%, 07/01/42 (c) 1,375 1,446,614
5.25%, 07/01/48 (c) 3,000 3,076,823
Utah City West Public Infrastructure District No. 1, Assessment Area No. 1 (SA)
5.50%, 12/01/46 (c) 500 506,014
5.88%, 12/01/55 (c) 1,000 1,012,354
Verk Industrial Regional Public Infrastructure District (TA)
6.62%, 09/01/47 (c) 500 528,166
Wakara Ridge Public Infrastructure District, Special Assessment Area (SA)
5.62%, 12/01/54 (c) 3,150 3,205,242
Washington County, Black Desert Public Infrastructure District (SA)
5.62%, 12/01/53 (c) 974 987,385
Wolf Creek Infrastructure Financing District No. 1 (SA)
5.75%, 12/01/44 (c) 1,987 2,048,967
Wood Ranch Public Infrastructure District (SA)
5.88%, 12/01/55 (c) 250 252,617
37,538,382
Vermont : 0.0%
Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB)
4.00%, 05/01/37 (c) 500 477,113
Underline
Virgin Islands : 0.3%
Matching Fund Special Purpose Securitization Corp., Virgin Islands, Series A (RB)
5.00%, 10/01/28 1,000 1,025,212
5.00%, 10/01/32 5,010 5,272,205
5.00%, 10/01/39 (c) 2,000 2,053,875
Virgin Islands Hotel Development Financing Corp., Series A-1 (RB)
5.75%, 02/01/45 (c) 500 498,413
Virgin Islands Public Finance Authority, Series A (RB)
6.00%, 04/01/53 (c) 2,000 2,002,941
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes (RB) (NATL)
4.25%, 10/01/29 (c) 720 721,879
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes, Series C (RB)
4.50%, 10/01/44 (c) 550 492,259
5.00%, 10/01/30 (c) 800 802,071
Virgin Islands Water & Power Authority, Series B (RB)
5.00%, 07/01/27 (c) 170 165,711
13,034,566

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Virginia : 1.9%
Bristol Industrial Development Authority, Series B (RB)
6.35%, 11/01/44 (c) (d) * $ 250 $ 160,000
Cherry Hill Community Development Authority, Potomac Shores Project (SA)
5.15%, 03/01/35 (c) 100 100,120
Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
5.00%, 07/01/46 (c) 5,000 4,969,734
5.00%, 07/01/51 (c) 1,025 997,264
Chesterfield County Health Center Commission, Lucy Corr Village (RB)
4.62%, 07/01/31 250 253,048
6.00%, 07/01/48 (c) 500 517,621
City of Hopewell, Sewer System, Series A (RB)
5.00%, 07/15/33 (c) 200 200,048
Economic Development Authority of Henrico County, Bon Secours Mercy Health, Inc., Series A (RB)
5.00%, 11/01/35 1,000 1,106,508
Fairfax County Industrial Development Authority, Inova Health System Project, Series B (RB)
5.00%, 05/15/57 (p) 2,450 2,601,946
Farms New Kent Community Development Authority, Series A (SA)
3.75%, 03/01/36 (c) 2,020 1,946,095
Farmville Industrial Development Authority, Educational Facilities, Longwood University Student
Housing Projects, Series A (RB)
5.00%, 01/01/50 (c) 1,500 1,362,388
5.00%, 01/01/59 (c) 1,000 871,307
Henrico County Economic Development Authority, Series A (RB)
5.00%, 11/01/48 (c) 2,000 2,044,135
James City County Economic Development Authority, Series A (RB)
6.88%, 12/01/58 (c) 1,000 1,086,289
Lynchburg Economic Development Authority, Centra Health, Series C (RB)
5.00%, 01/01/32 (c) 1,000 1,072,262
Lynchburg Economic Development Authority, Centrl Health, Inc., Series A (RB)
5.00%, 01/01/47 (c) 4,950 4,949,965
Powhatan County, Virginia Economic Development Authority, Chesterfield Hotel Project, Series A (RB)
6.12%, 09/01/60 (c) 4,000 4,002,697
Tobacco Settlement Financing Corp., Series B-1 (RB)
5.00%, 06/01/47 (c) 6,000 4,814,224
Virginia Beach Development Authority (RB)
5.00%, 09/01/40 (c) 1,750 1,754,670
Virginia Beach Development Authority, Series A (RB)
7.00%, 09/01/53 (c) 1,000 1,092,003
7.00%, 09/01/59 (c) 6,560 7,129,289
Virginia Small Business Financing Authority, 95 Express Lanes LLC Project (RB)
5.00%, 01/01/34 (c) 2,000 2,093,468
5.00%, 01/01/36 (c) 2,425 2,518,014
Virginia Small Business Financing Authority, Elizabeth River Crossing OPCO, LLC Project (RB)
4.00%, 01/01/38 (c) 5,000 4,761,021
Virginia Small Business Financing Authority, I-495 Hot Lanes Project (RB)
5.00%, 12/31/47 (c) 6,305 6,335,724
Virginia Small Business Financing Authority, LifeSpire of Virginia, Series A (RB)
5.25%, 12/01/56 (c) 1,000 1,005,920
Virginia Small Business Financing Authority, LifeSpire of Virginia, Series B (RB)
3.10%, 12/01/30 (c) 1,000 995,492
Virginia Small Business Financing Authority, Residential Care Facilities, Lifespire of Virginia (RB) (AG)
4.00%, 12/01/36 (c) 1,000 991,955
Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
4.00%, 01/01/40 (c) 1,250 1,189,031
4.00%, 01/01/41 (c) 1,000 939,916
4.00%, 01/01/48 (c) 3,925 3,464,736
5.00%, 01/01/33 (c) 2,000 2,112,800

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Virginia (continued)
Virginia Small Business Financing Authority, Senior Lien I-495 Hot Lanes Project (RB)
5.00%, 12/31/52 (c) $ 2,000 $ 1,938,425
Virginia Small Business Financing Authority, Senior Lien Transform 66 P3 Project (RB)
5.00%, 12/31/52 (c) 3,000 2,967,022
5.00%, 12/31/56 (c) 5,520 5,414,564
Virginia Small Business Financing Authority, Senior Lien, 95 Express Lanes LLC Project (RB)
4.00%, 01/01/39 (c) 2,960 2,840,741
Virginia Small Business Financing Authority, Series A (RB)
5.50%, 12/01/54 (c) 1,000 1,024,499
Virginia Small Business Financing Authority, Transform 66 P3 Project (RB)
5.00%, 12/31/49 (c) 1,000 1,000,927
Wise County, Virginia Industrial Development Authority, Series A (RB)
3.12%, 10/01/40 (p) 1,000 992,936
85,618,804
Washington : 1.2%
Energy Northwest, Columbia Generating Station, Series A (RB)
5.00%, 07/01/31 500 545,061
Energy Northwest, Project 3, Series A (RB)
5.00%, 07/01/27 1,000 1,021,392
King County, Washington Public Hospital, District No. 4, Series A (RB)
5.50%, 12/01/35 500 487,477
6.62%, 12/01/45 (c) 500 503,978
7.00%, 12/01/60 (c) 1,000 1,015,977
Port Seattle Washington Industrial Development Corp., Delta Air Lines, Inc. Project (RB)
5.00%, 04/01/30 (c) 1,800 1,801,921
Washington Economic Development Finance Authority Port, Husky Terminal Improvement Project
(RB)
5.88%, 12/01/45 (c) (p) 500 506,892
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB)
5.00%, 10/01/30 1,500 1,596,678
5.00%, 10/01/35 1,500 1,640,013
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB)
5.00%, 08/15/37 (c) 1,500 1,516,464
Washington State Convention Center Public Facilities District (RB)
4.00%, 07/01/58 (c) 2,000 1,634,937
Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
5.00%, 07/01/36 (c) 1,150 1,124,622
5.00%, 07/01/46 (c) 2,150 1,986,303
Washington State Housing Finance Commission, Blakeley and Laurel Village, Series A (RB) (BAM)
5.25%, 07/01/55 (c) 1,500 1,512,506
Washington State Housing Finance Commission, Eliseo Project, Series A (RB)
4.00%, 01/01/41 (c) 3,000 2,543,306
Washington State Housing Finance Commission, Heron's Key Phase II Project, Series A (RB)
5.25%, 07/01/51 (c) 1,000 1,027,051
Washington State Housing Finance Commission, Heron's Key Phase II Project, Series B-1 (RB)
3.20%, 07/01/32 (c) 500 494,721
Washington State Housing Finance Commission, Horizon House Project, Series A (RB)
6.00%, 01/01/46 (c) 1,000 1,031,409
6.25%, 01/01/56 (c) 2,000 2,048,867
Washington State Housing Finance Commission, Parkshore Juanita Bay Project, Series A (RB)
5.75%, 01/01/53 (c) 1,000 970,746
Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest
Projects, Series A (RB)
5.00%, 01/01/36 (c) 2,125 2,129,050
5.00%, 01/01/51 (c) 3,495 3,225,035
Washington State Housing Finance Commission, Radford Court and Nordheim Court Portfolio (RB)
5.00%, 07/01/54 (c) 500 458,526
5.50%, 07/01/59 (c) 1,000 978,468

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Washington (continued)
Washington State Housing Finance Commission, Transforming Age Projects, Series A (RB)
5.00%, 01/01/55 (c) $ 6,000 $ 5,478,898
Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB)
5.00%, 07/01/46 (c) 500 465,892
5.00%, 07/01/51 (c) 5,055 4,500,012
Washington State, Convention Center Public Facilities District (RB)
4.00%, 07/01/31 3,950 3,986,902
Washington State, Housing Finance Commission (RB)
3.50%, 12/20/35 3,177 3,005,713
Washington State, Housing Finance Commission, Horizon House Project, Series B-3 (RB)
4.38%, 01/01/33 (c) 3,000 3,001,640
52,240,457
West Virginia : 0.2%
Harrison County Building Commission, General Services Administration Building Project (RB)
3.12%, 10/01/45 (c) 700 484,853
3.25%, 10/01/50 (c) 820 536,255
3.50%, 10/01/40 (c) 1,000 812,855
West Virginia Economic Development Authority, Kentucky Power Company, Mitchell Project, Series A
(RB)
3.75%, 04/01/36 (p) 500 496,467
West Virginia Economic Development Authority, Solid Waste Facility, Commercial Metals Company
Project (RB)
4.62%, 04/15/55 (c) (p) 2,500 2,551,128
West Virginia Economic Development Authority, Solid Waste Facility, Core Natural Resources, Inc.
Project (RB)
5.45%, 01/01/55 (c) (p) 3,500 3,777,832
8,659,390
Wisconsin : 3.7%
Public Finance Authority Education, Pinecrest Academy Springs Campus Project, Series A (RB)
4.00%, 07/15/33 (c) 1,250 1,228,314
Public Finance Authority Educational Facilities, Charter Day School, Inc. Project, Series A (RB)
5.00%, 12/01/55 (c) 1,000 866,893
Public Finance Authority Educational Facilities, Cincinnati Classical Academy, Series A (RB)
6.00%, 06/15/64 (c) 500 485,826
Public Finance Authority Retirement Facilities, Southminster (RB)
5.00%, 10/01/48 (c) 5,000 4,762,977
Public Finance Authority Student Housing, Prg - Oxford Properties Llc Project, Series A (RB) (BAM)
5.00%, 07/01/45 (c) 1,000 1,021,038
5.25%, 07/01/55 (c) 1,000 1,010,164
Public Finance Authority, Affordable Housing Certificates (RB)
4.48%, 12/05/40 999 921,108
4.55%, 12/05/40 2,998 2,887,988
Public Finance Authority, Ashland Project (RB)
0.00%, 12/15/40 (c) ^ 1,600 625,595
Public Finance Authority, Bancroft Neurohealth Project, Series A (RB)
5.12%, 06/01/48 (c) 250 233,697
Public Finance Authority, Bonnie Cone Classical Academy, Inc. (RB)
5.62%, 06/15/54 (c) 750 582,332
5.62%, 06/15/59 (c) 1,000 757,228
Public Finance Authority, Carson Valley Medical Center, Series A (RB) (SAW)
4.00%, 12/01/51 (c) 5,250 4,159,236
Public Finance Authority, Celanese Corp., Series C (RB)
4.30%, 11/01/30 (c) 1,000 994,499
Public Finance Authority, Charter School (RB)
5.00%, 07/01/55 (c) 2,000 1,781,808
5.00%, 07/01/60 (c) 1,000 875,961
Public Finance Authority, Charter School, Series A (RB)
5.00%, 06/15/54 (c) 1,375 1,248,666

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority, Charter School, Series B (RB)
0.00%, 07/01/62 $ 1,000 $ 815,000
Public Finance Authority, Cornerstone Charter Academy Project (RB)
5.00%, 02/01/41 (c) 500 496,724
5.30%, 02/01/46 (c) 400 392,218
5.70%, 02/01/56 (c) 275 267,805
5.75%, 02/01/66 (c) 500 485,269
Public Finance Authority, Creekhaven, Wildrye and Furst Ranch Projects (RB)
0.00%, 12/15/36 (c) ^ 500 255,042
Public Finance Authority, Crossroads Health Project, Series A (RB)
8.00%, 07/01/53 (c) (d) * 1,000 779,265
8.12%, 07/01/58 (c) (d) * 1,000 776,863
Public Finance Authority, Double L Ranch Project (RB)
0.00%, 12/15/35 (c) ^ 250 125,749
Public Finance Authority, Educational Facilities, Lake Erie College Project, Series A (RB)
5.88%, 10/01/54 (c) (d) * 1,000 496,574
Public Finance Authority, Foundation Academy Charter School Project (RB)
5.00%, 07/01/35 295 302,255
Public Finance Authority, Foundation of the University of North Carolina, Inc., Series A (RB)
4.00%, 09/01/56 (c) 1,060 766,977
Public Finance Authority, Georgia SR 400 Express Lanes Project (RB)
5.75%, 06/30/60 (c) 17,815 18,435,822
6.50%, 06/30/60 (c) 15,200 16,645,540
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Series A (RB)
5.00%, 02/01/52 (c) 2,000 1,931,462
Public Finance Authority, Healthcare Facility Expansion, Church Home of Hartford, Inc. Project, Series
A (RB)
5.00%, 09/01/38 (c) 1,500 1,500,009
Public Finance Authority, Inperium Project (RB)
6.00%, 12/01/50 (c) 1,200 1,221,147
6.00%, 12/01/55 (c) 3,830 3,860,153
Public Finance Authority, Kanala NUI Project (RB)
5.25%, 11/15/50 (c) 1,000 1,020,219
5.25%, 11/15/61 (c) 1,000 1,007,644
Public Finance Authority, Living Community First Mortgage (RB)
4.25%, 05/01/29 (c) 210 196,653
5.00%, 03/01/37 (c) 1,250 1,251,379
Public Finance Authority, Lombard Conference and Hotel Center, Second-Tier (RB) (ACA)
3.75%, 07/01/51 (c) (d) * 844 562,714
Public Finance Authority, Maniilaq Association Patient Housing Project (RB)
5.25%, 12/01/48 (c) 500 495,027
Public Finance Authority, Maniilaq Association Patient Housing Project, Series B (RB)
5.00%, 12/01/30 500 522,457
Public Finance Authority, Marys Woods at Marylhurst Project, Series A (RB)
5.25%, 05/15/37 (c) 1,350 1,354,957
Public Finance Authority, Mater Academy of Nevada - East Las Vegas Campus Project, Series A (RB)
5.00%, 12/15/44 (c) 690 659,751
Public Finance Authority, Math and Science Academy (RB)
5.25%, 06/15/65 (c) 1,500 1,350,975
5.50%, 06/15/55 (c) 2,100 2,012,026
Public Finance Authority, Meadows Project (RB)
5.75%, 12/15/33 (c) 1,000 991,469
Public Finance Authority, Miami Worldcenter Project, Series A (TA)
5.00%, 06/01/41 (c) 1,000 1,008,261
Public Finance Authority, Million Air Three LLC General Aviation Facilities Project, Series A (RB)
5.50%, 09/01/30 (c) 200 205,044
6.25%, 09/01/46 (c) 500 510,609

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority, Million Air Two LLC General Aviation Facilities Project, Series A (RB)
5.00%, 06/01/31 $ 1,000 $ 1,019,102
5.00%, 06/01/36 (c) 750 750,434
5.00%, 06/01/41 (c) 1,000 969,056
5.38%, 06/01/46 (c) 1,000 992,310
Public Finance Authority, Municipal Certificates (RB)
5.40%, 06/20/44 2,499 2,574,418
5.75%, 06/20/44 500 509,000
Public Finance Authority, Municipal Certificates, Class A (RB)
3.62%, 06/15/63 (c) (p) 1,995 1,977,426
Public Finance Authority, Peapack Senior Living Project (RB)
6.75%, 06/01/46 (c) 750 750,786
7.00%, 06/01/61 (c) 1,500 1,483,516
Public Finance Authority, Penick Village (RB)
4.00%, 09/01/29 (c) 255 255,563
5.00%, 09/01/39 (c) 500 502,564
5.00%, 09/01/49 (c) 500 469,848
Public Finance Authority, Pinecrest Academy, Sloan Canyon Campus Project, Series A (RB)
4.00%, 07/15/34 (c) 580 565,538
Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB)
5.20%, 12/01/37 (c) 1,405 1,419,564
Public Finance Authority, Revolution Academy (RB)
5.50%, 10/01/46 (c) 470 456,933
6.00%, 10/01/56 (c) 660 654,089
Public Finance Authority, Revolution Academy, Series A (RB)
6.25%, 10/01/53 (c) 1,000 1,015,263
Public Finance Authority, Sky Harbour Capital III LLC Aviation Facilities Project (RB)
6.00%, 07/01/60 (c) (p) 2,500 2,556,484
Public Finance Authority, Sky Harbour Capital LLC, Aviation Facilities Project (RB)
4.00%, 07/01/41 (c) 500 457,552
4.25%, 07/01/54 (c) 1,765 1,476,212
Public Finance Authority, SLAM Academy of Nevada Project, Series A (RB)
5.00%, 07/15/36 (c) 665 675,076
5.00%, 07/15/46 (c) 850 817,333
5.50%, 07/15/56 (c) 1,500 1,439,689
5.50%, 07/15/61 (c) 1,000 943,255
Public Finance Authority, Sloan Canyon Campus Project, Series A (RB)
4.25%, 07/15/44 (c) 750 681,269
4.50%, 07/15/49 (c) 800 707,124
4.50%, 07/15/53 (c) 1,000 859,296
Public Finance Authority, Student Housing, Provident Group - Oxford Properties LLC Project, Series A
(RB)
5.25%, 06/15/55 (c) 1,000 1,021,866
5.75%, 06/15/55 (c) 1,000 1,017,173
Public Finance Authority, Triad Educational Services, Inc. (RB)
5.00%, 06/15/36 (c) 1,600 1,606,796
Public Finance Authority, Trinity Regional Hospital Sachse, Series A-1 (RB)
7.38%, 01/01/50 (c) (d) * 4,265 43
Public Finance Authority, Ultimate Medical Academy Project, Series A (RB)
5.00%, 10/01/34 (c) 1,500 1,545,250
5.00%, 10/01/39 (c) 1,950 1,985,113
Public Finance Authority, UNC Health Southeastern, Series A (RB)
4.00%, 02/01/35 (c) 1,500 1,347,714
Public Finance Authority, WakeMed, Series A (RB)
4.00%, 10/01/49 (c) 3,425 2,902,829
Public Finance Authority, Wingate University, Series A (RB)
5.25%, 10/01/48 (c) 2,255 2,018,695

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority, Wisconsin Charter School, Series A (RB)
6.50%, 06/15/45 (c) $ 325 $ 325,674
6.75%, 06/15/55 (c) 500 493,681
Public Finance Authority, Wisconsin Hospital, Series A (RB)
5.00%, 10/01/44 (c) 2,000 2,016,472
Public Finance Authority, Wisconsin Senior Airport Facilities, Series B (RB)
5.00%, 07/01/42 (c) 9,000 8,999,916
Public Finance Authority, Wisconsin Texas Infrastructure Program (RB)
0.00%, 12/15/39 (c) ^ 165 70,061
Public Finance Authority, Wisconsin Texas Infrastructure Program, Alpha Ranch Project (RB)
0.00%, 12/15/38 (c) ^ 1,000 459,168
Public Finance Authority, Wisconsin Texas Infrastructure Program, Anthem Freedom Project (RB)
0.00%, 12/15/37 (c) ^ 1,635 807,776
Public Finance Authority, Wisconsin Texas Infrastructure Program, Astro Texas Land Project (RB)
5.00%, 12/15/36 (c) 491 482,107
Public Finance Authority, Wisconsin Texas Infrastructure Program, Bridgewater Project (RB)
5.62%, 12/15/30 (c) 310 309,907
Public Finance Authority, Wisconsin Texas Infrastructure Program, Elevon Project (RB)
5.00%, 07/15/30 (c) 208 207,986
Public Finance Authority, Wisconsin Texas Infrastructure Program, Legacy Hills Project (RB)
6.00%, 11/15/45 (c) 500 496,203
Public Finance Authority, Wisconsin Texas Infrastructure Program, Willow Springs Project (RB)
0.00%, 12/15/39 (c) ^ 250 101,243
Public Finance Authority, Wisconsin, Mayfair Project. Series A-4 (RB)
5.50%, 11/15/32 (c) 528 524,283
Public Finance Authority, Wisconsin, Nolina & Sorela Project (RB)
5.50%, 12/15/32 (c) 340 339,572
Wisconsin Center District Senior Dedicated Tax, Series C (RB) (AG)
0.00%, 12/15/45 (c) ^ 14,975 5,822,019
Wisconsin Health and Educational Facilities Authority Mercy, Chara Housing and Services, Inc. Project
(RB)
5.62%, 07/01/35 (c) 295 309,292
Wisconsin Health and Educational Facilities Authority Mercy, Chiara Housing and Services, Inc. Project
(RB)
6.38%, 07/01/45 (c) 500 533,242
Wisconsin Health and Educational Facilities Authority Mercy, Health Corp., Series A (RB)
5.00%, 06/01/27 250 254,013
5.00%, 06/01/28 250 258,566
Wisconsin Health and Educational Facilities Authority Mercy, Hospital Sister Credit Group, Series A
(RB)
5.00%, 08/15/30 1,000 1,066,165
Wisconsin Health and Educational Facilities Authority Senior Living, Series A (RB)
6.25%, 11/15/55 (c) 500 499,586
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc. (RB)
4.00%, 08/15/48 (c) 2,700 2,348,184
Wisconsin Health and Educational Facilities Authority, Benevolent Corp. Cedar Community (RB)
5.50%, 06/01/55 (c) 1,000 998,526
5.50%, 06/01/61 (c) 1,475 1,460,344
Wisconsin Health and Educational Facilities Authority, Chiara Housing and Services Inc., Project (RB)
5.00%, 07/01/35 (c) 665 677,856
5.88%, 07/01/55 (c) 1,000 1,001,464
Wisconsin Health and Educational Facilities Authority, Children's Hospital, Inc. (RB)
4.00%, 08/15/47 (c) 2,500 2,209,129
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series A-1
(RB) (SAW)
4.00%, 07/01/48 (c) 105 87,383

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
*   See Schedule of Investments for geographic sectors.
Par
(000’s) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series B
(RB)
4.38%, 07/01/38 (c) $ 850 $ 811,629
Wisconsin Public Finance Authority (RB)
5.50%, 07/01/44 (c) 1,800 1,835,938
5.75%, 07/01/54 (c) 2,000 2,056,253
165,434,206
Total Municipal Bonds:
(Cost: $4,448,593,615) 4,281,264,798
Number
of Shares
WARRANTS: 0.0%
(Cost: $0)
Nevada : 0.0%
BL Train Holdings West LLC,
USD 11.50, exp. 12/01/35*∞ 324,840 649,680
Underline
Total Investments: 96.9%
(Cost: $4,448,593,615) 4,281,914,478
Other assets less liabilities: 3.1% 136,668,333
NET ASSETS: 100.0% $ 4,418,582,811
Definitions:
ACA Credit Agricole SA
AG Assured Guaranty, Inc.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
FHA Federal Housing Association
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SA Special Assessment
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED PROG Special District Credit Enhancement Program
ST Special Tax
TA Tax Allocation
USD United States Dollar
(c) Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(d) Security in default
(p) Putable Security — the date disclosed is the date the security may be redeemed by the fund
* Non-income producing
^ Zero Coupon Bond
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
The summary of inputs used to value the Fund's investments as of July 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Municipal Bonds
 *
$ — $ 4,281,264,798 $ — $ 4,281,264,798
Warrants
 *
— — 649,680 649,680
Total Investments $ — $ 4,281,264,798 $ 649,680 $ 4,281,914,478